UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

Semiannual Report and Shareholder Letter
Franklin Custodian
Funds
March 31, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended March 31, 2023, the U.S.
economy continued to recover from the COVID-19 pandemic
amid declining unemployment, rising wages and higher
personal consumption. U.S. gross domestic product
grew in 2022’s fourth quarter as increased consumer
and government spending, higher inventories and strong
nonresidential fixed investment boosted the economy.
Although consumer spending continued to rise, deteriorating
financial conditions kept consumer sentiment at historically low levels. Meanwhile, inflation showed signs of easing but
remained heightened relative to recent decades, and its path remains uncertain. The annual inflation rate, as measured by the consumer price index, declined to 6% in February 2023,
the lowest rate since September 2021, as energy costs
declined sharply.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate at all four meetings during the six-month period, increasing it by a total of 1.75%
(from a range of 3.00%–3.25% to 4.75%–5.00% by period-
end). As high inflation began to ease, the Fed stepped
down the pace of its interest-rate hikes from 75 basis points
(bps) at its November 2022 meeting to 50 bps in December,
followed by 25 bps increases in February and March 2023.
At its March 2023 meeting, the Fed said it would continue to reduce bond holdings but departed from previous statements
by softening its firm outlook on future rate hikes. Additionally,
Fed Chair Jerome Powell said the central bank most likely
would not cut rates in 2023.
Despite continued challenges from elevated inflation, higher interest rates and several well-publicized failures in the
banking sector near period-end, U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), posted
a +15.62% total return amid signs of resilience in the U.S.
economy.
1
The 10-year U.S. Treasury (UST) yield (which
moves inversely to price) declined despite higher interest
rates, as inflation continued to slow. The yield curve for
all UST maturities inverted further during the period, at
one point reaching the largest inversion in more than four
decades, as investors became increasingly concerned about
the economic outlook. In this environment, investment-grade
bonds, as measured by the Bloomberg U.S. Aggregate Bond
Index, posted a +4.89% total return.

While uneven economic conditions are a concern for many
investors, we remain committed to our long-term perspective
and disciplined investment approach as we conduct a
rigorous, fundamental analysis of securities, which balances long-term opportunities and risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
Franklin Custodian Funds’ semiannual report, covering
Franklin DynaTech Fund, Franklin Focused Growth Fund,
Franklin Growth Fund, Franklin Income Fund, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund,
includes more detail about investment decisions during the
period. Please remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Custodian Funds
This letter reflects our analysis and opinions as of March 31,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin DynaTech Fund 4
Franklin Focused Growth Fund 11
Franklin Growth Fund 18
Franklin Income Fund 23
Franklin U.S. Government Securities Fund 29
Franklin Utilities Fund 34
Financial Highlights and Schedules of Investments 39
Financial Statements 109
Notes to Financial Statements 119
Shareholder Information 146
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500 Index (S&P 500
®
), posted a +15.62% total return for
the six months ended March 31, 2023.
1
Despite continued
challenges from elevated inflation, higher interest rates and the failure of three U.S. banks in March 2023, stocks, led
by the information technology sector, gained amid signs of
resilience in the U.S. economy.
U.S. gross domestic product grew in 2022’s fourth quarter
as increased consumer and government spending, higher
inventories and strong nonresidential fixed investment
boosted the economy. Although consumer spending
continued to rise, deteriorating financial conditions kept
consumer sentiment at historically low levels. Meanwhile,
inflation, which remained heightened relative to recent
decades, showed signs of easing. The annual inflation rate,
as measured by the consumer price index, declined to 6%
in February 2023, the lowest rate since September 2021, as
energy costs declined sharply.
The U.S. unemployment rate remained at historic low
levels during the period, briefly hitting a 54-year low of
3.4% in January 2023 and ended the period at 3.5%. Wage
growth eased toward the end of the period, raising market
expectations that the U.S. Federal Reserve (Fed) would
slow its rate of increasing interest rates. Rising interest
rates translated to higher borrowing costs for individuals
and businesses, which discouraged some economic activity.
Despite interest-rate increases, bank failures contributed to lower mortgage rates toward the end of the period.
In an effort to control inflation, the Fed raised the federal funds target rate four times during the period to end at a
range of 4.75%–5.00%. The Fed stepped down the pace
of its interest-rate hikes from 75 basis points (bps) at its
November 2022 meeting to 50 bps in December, followed by
25 bps increases in February and March 2023. At its March
2023 meeting, the Fed said it would continue to reduce
bond holdings, but it departed from previous statements by
softening its firm outlook on future rate hikes. Additionally,
Fed Chair Jerome Powell said the central bank most likely
would not cut rates in 2023.
The foregoing information reflects our analysis and opinions as of March 31, 2023. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Franklin DynaTech Fund
This semiannual report for Franklin DynaTech Fund covers
the period ended March 31, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing primarily
in equity securities of companies that emphasize innovation
and new technologies, have superior management and
that benefit from new industry conditions in the dynamically changing global economy.
Performance Overview
The Fund’s Class A shares posted a +17.37% cumulative
total return for the six months under review. In comparison, the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
cumulative total return of +16.88%.
1
Also for comparison, the
broad U.S. stock market, as measured by the Standard &
Poor’s 500 Index (S&P 500), posted a +15.62% cumulative
total return.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the six months under review, the Fund generally
took a volatile path to robust overall gains. In the first half of the period, our positive absolute returns in October and
November 2022 were essentially eliminated in December’s
selloff. Returns then rebounded solidly in January 2023—the
strongest month of the period—before backtracking slightly
in February, ahead of another rally towards period-end in
March.
The bulk of the Fund’s overall gains occurred in the
information technology (IT) sector, which represented just
over half of the overall portfolio at period-end. IT sector
sentiment and valuation improved in early 2023, which
we think happened for a few reasons. First, U.S. Treasury
yields have trended down from their highs in 2022’s fourth
quarter as inflation cooled—and from their 2023 year-to-date
Portfolio Composition
3/31/23
% of Total
Net Assets
Software 28.3%
Semiconductors & Semiconductor Equipment 17.2%
Life Sciences Tools & Services 7.4%
Broadline Retail 7.1%
Financial Services 6.2%
Health Care Equipment & Supplies 5.5%
Interactive Media & Services 3.3%
Automobiles 2.8%
Capital Markets 2.6%
IT Services 2.3%
Technology Hardware, Storage & Peripherals 2.2%
Electric Utilities 1.6%
Pharmaceuticals 1.6%
Electronic Equipment, Instruments &
Components 1.3%
Other 9.4%
Short-Term Investments & Other Net Assets 1.2%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
44
.

Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
highs at the beginning of the U.S.-focused banking turmoil
(in March) as the banking industry had largely stabilized
by period-end. Second, while we remained aware of signs
that the broader economy was under stress, in our view, it
looked like we were getting closer to the end of the negative earnings estimate revision cycle amongst more cyclically
sensitive technology industries (e.g., semiconductors) and
advertising-driven internet companies as well (though this
assertion remains dependent on how hard of an economic
landing the U.S. and global economies might be in for).
Third, we believe many IT companies have realized the
need for efficiency in a higher cost-of-capital environment, and profitability has been, for the most part, surprising to the upside even when revenue is not, according to our analysis.
Fourth, both earnings estimate revisions and cost cutting
appear to be occurring in the IT sector before other sectors due to COVID-19 driven overconsumption in 2020–2021,
which we believe bodes well for the sector on a relative
basis if or when the economy heads into a recession. Finally, we believe that generative artificial intelligence (AI) and its impact on growth in the IT sector may be starting to shift
from theoretical to tangible as we see early examples of
productization and monetization from across an array of IT
and technology-driven non-IT companies.
Although all five of the Fund’s IT-related industry allocations rallied to varying degrees, semiconductor and semiconductor
equipment makers collectively posted an outsized return
that was led higher by NVIDIA, ASML Holding and Analog
Devices, though most others also advanced. Semiconductor
sales tend to be quite cyclical; before their rally commenced in early 2023, they were down substantially from record-
high levels seen in May 2022. They benefited in part from
evidence that a broadening range of companies were
expected to begin spending more on microchip-intensive,
productivity-enhancing technologies. Corporate earnings
were a factor, but not-as-bad-as-feared forward guidance,
inventory digestion, and nascent optimism about a potential
bottom in the near term helped drive their gains. Among
the standout contributors, ASML, a Dutch developer of
advanced semiconductor equipment systems (including
lithography, metrology and inspection systems for complex
integrated circuits), upgraded its long-term outlook despite a soft market in 2022, while its fiscal fourth-quarter financial earnings report showed surprising strength. It raised its
outlook for 2025 by about 30% above the figures it had
projected one year ago—reassuring given the industry’s
current downcycle. ASML also guided for continued growth
to 2030, citing a brighter outlook for artificial intelligence (AI)
and edge computing data centers, as well as the metaverse,
which emerged as a big concept more than a year ago.
From a wider perspective, a wave of investor interest
and heightened trading around machine learning (ML)
technology—a branch of AI that enables computers to
emulate how humans learn and adapt by using data
and experience—ignited rallies in several notable Fund
contributors pursuing both themes. Although it included
semiconductor industry players situated at the core of ML/
AI computing power, it extends to software, IT services,
electronic equipment and instruments, and non-IT industries
such as internet retail, automobiles, aerospace and defense, biotechnology and life sciences tools. NVIDIA—by far the
Fund’s largest overall contributor over the October
2022–March 2023 span—was widely seen as being a
key recipient of future investment in this arena. NVIDIA’s
hardware originally made a name for itself powering
high-end video game graphics, but in recent years the
company’s bet on AI and ML has begun to pay off. Machines
require massive amounts of information and computer
power to learn, and we believe NVIDIA’s GPUs (graphics
processing units) are well-suited for the task. The company
has emerged as a technological leader in the space as it
continued to research next-generation chip circuitry. NVIDIA consistently generates operating profit margins well into
double-digit percentages, all the while spending heavily
every year on new research and development.
Software—the Fund’s largest industry-level exposure—also
enjoyed impressive and widespread gains that were aided
foremost by Microsoft, Cadence Design Systems (software,
hardware and intellectual properties used to design
microchips, related systems and printed circuit boards) and
Top 10 Holdings
3/31/23
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 6.4%
Software, United States
NVIDIA Corp. 5.9%
Semiconductors & Semiconductor Equipment,
United States
Amazon.com, Inc. 5.5%
Broadline Retail, United States
Alphabet, Inc. 3.3%
Interactive Media & Services, United States
Mastercard, Inc. 3.3%
Financial Services, United States
Thermo Fisher Scientific, Inc. 3.1%
Life Sciences Tools & Services, United States
ServiceNow, Inc. 2.8%
Software, United States
ASML Holding NV 2.8%
Semiconductors & Semiconductor Equipment,
Netherlands
Tesla, Inc. 2.8%
Automobiles, United States
Danaher Corp. 2.7%
Life Sciences Tools & Services, United States

Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
Synopsys (electronic design automation and testing focused
on semiconductor fabrication). In particular, enterprise and personal software titan Microsoft rallied solidly as it showed strong potential to stoke future growth in cloud computing
and infrastructure (Azure), as well as rapid adoption in its quest for AI integration (led currently by ChatGPT-enabled
Bing search, while undergoing testing and roll-out in other
aspects of the business). And, while the weak PC (personal
computer) market has pressured Microsoft’s sales recently,
many investors perceived a bottom may be nearing. The
rally came on the heels of the company’s stronger-than-
expected financial results (released in January 2023) and
a huge surge in interest in ChatGPT and its developer
OpenAI (not a Fund holding), which is in partnership with
Microsoft as it continues to integrate AI capabilities into its search engine, Office software suite and other applications
where AI will serve as “copilot.” Microsoft’s resilience in the face of macroeconomic headwinds—aided by its increasing
business diversity—boosted investor confidence that
the company can capitalize on these and other growing
opportunities (including gaming) in the coming months.
Numerous other software industry holdings advanced
with double-digit percentage returns including HubSpot,
ServiceNow and ANSYS.
Elsewhere in the portfolio, six out of nine other sector
allocations were net contributors to the Fund’s absolute
performance, led by financials and health care. Most
of our positions in financial services providers—with a
focus on electronic payment processing specialists such
as Mastercard and Adyen—traded higher, as did all four
holdings in the capital markets industry, including key
contributor Tradeweb Markets, which operates a leading
fixed income, derivatives and ETF electronic trading
platform.
Our health care investments remained focused on innovative
life sciences tools and services companies such as standout
contributor Thermo Fisher Scientific and high-tech health
care equipment and supplies industry names such as
IDEXX Laboratories, Intuitive Surgical and Inspire Medical
Systems, which were the best of several related contributors that posted double-digit percentage gains during the period
under review.
To a lesser extent, additional gains surfaced in the
industrials, materials, energy and communication services
sectors, while overall losses in the consumer discretionary
sector were partially offset by a robust rally in MercadoLibre, an e-commerce platform serving as Latin America’s
largest online marketplace. Mixed results in the industrials sector were buoyed by notable strength in aerospace
and defense industry companies including key contributor
Axon Enterprise, which develops technology and weapons
products for military, law enforcement, and civilians, and
is well known for its Taser line of electroshock devices.
Materials sector gains were concentrated on chemical
manufacturers, while our small exposure to energy firms
was focused on oilfield services and equipment providers.
Within communication services, the standout contributor was
Alphabet, a significant investment that supported results in the interactive media and services industry. Alphabet staged a comeback late in the period, having previously sold off
after it reported that search-advertising growth for its Google subsidiary was crimped by inflation and tighter spending
discipline by advertisers.
In contrast, most of the Fund’s major detractors were
mild to modest when compared to the net contributors
described above. Two of our largest holdings—Tesla and
Amazon.com—were out of favor throughout much of the
reporting period and dragged on returns in the consumer
discretionary sector. In particular, the Fund’s position in
electric vehicle (EV) manufacturer Tesla initially traded lower following slightly weaker-than-expected third-quarter 2022
vehicle deliveries and overall earnings results. Earnings
and profit margins were negatively impacted by escalating
raw materials costs, logistics snags, new plant start-up
inefficiencies and currency headwinds. In December
2022, the selloff accelerated after Tesla announced a plan
to temporarily halt production at its China factory. News
of reduced output in Shanghai came on the heels of a
report that Tesla was offering U.S. consumers a US$7,500
discount to take delivery of its two highest-volume models
before the end of 2022. Although bearish investors argued
that company management’s explanation around logistic
constraints were just an excuse for eroding demand, we
believed the market was being short-sighted in thinking
that Tesla had a demand problem; by mid-March, Tesla
was reporting a solid pickup in early 2023 sales versus the
low point in 2022. While cracks in demand for automobiles
were starting to form given affordability challenges on an
increasingly strained consumer, demand for EVs remains
robust, and Tesla is one of the few players currently
producing at scale. Additionally, Tesla sees solid growth
in 2023, as new plants in Germany and Texas continue
ramping up and credits from the Inflation Reduction Act
come to bear. Aside from consumer discretionary, our much
smaller exposures to the real estate and utilities sectors
failed to advance, but their net impact on absolute returns
was negligible.
The rest of the Fund’s key detractors served to reduce the
overall gains achieved in other sector allocations, including
ZoomInfo Technologies (not held at period end) (sold by

Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
period-end) in communication services; Chart Industries
(sold by period-end) in the industrials sector; and Catalent
(sold by period-end), Repligen and UnitedHealth Group in
the health care sector. In particular, Chart Industries, our sole position in the machinery industry, which is a leading
global manufacturer of specialty equipment servicing
applications in the energy (including hydrogen/carbon
capture) and industrial gas markets, surprised investors
with the announcement that it had signed a definitive
agreement to acquire Howden (not held at period end) (not
a Fund holding), an industrial compressor manufacturer
that is larger in sales and earnings than Chart, for US$4.4
billion. We liquidated the Fund’s position as our view on this transformational deal was negative given: (1) the business
lines exist completely outside of Chart’s core competencies;
(2) company management seemed unreasonably optimistic
in its cost and revenue synergy forecasts; and (3) the
balance sheet is jeopardized with trailing 12-month net
leverage jumping ninefold. Although it was still feasible for
Chart to walk away from the deal without a breakup fee,
during our subsequent discussion, management sounded
firm in its commitment to complete the transaction and
undaunted by the value destruction.
All of the other notable individual detractors weakened
our results in the IT sector, none more so than Atlassian,
CrowdStrike Holdings (sold by period-end) and Enphase
Energy (semiconductors). Atlassian and CrowdStrike were
joined by several other, lesser detractors in the software
industry, including Datadog and GitLab. In particular, project management software specialist Atlassian’s equity value fell back to levels not seen in three years as its latest quarterly results were mediocre at best, while guidance into early
2023 fell far below consensus analyst projections as the
company was seeing free-to-paid subscription conversions
slowing in a more uncertain macro environment. Atlassian
had also begun to see a slowdown in existing customers
expanding deployments as layoffs (and hiring freezes)
accelerated and IT budgets faced greater scrutiny, which we
viewed as the bigger challenge. Despite the muted results
and guidance, the company’s trailing sales have surged
111% higher since the end of 2019, it keeps generating
healthy cash flow, and we still believe there is strength in
Atlassian’s business model and competitive position.
Thank you for your continued participation in Franklin
DynaTech Fund. We look forward to serving your future
investment needs.
Matthew J. Moberg, CPA
Rupert H. Johnson, Jr.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2023
Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +17.37% +10.92%
1-Year -15.56% -20.21%
5-Year +63.42% +9.08%
10-Year +268.49% +13.29%
Advisor
6-Month +17.52% +17.52%
1-Year -15.35% -15.35%
5-Year +65.47% +10.60%
10-Year +277.85% +14.22%
See page 9 for Performance Summary footnotes.

Franklin DynaTech Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Investments in fast-growing industries, like the technology and health care sectors (which have historically been volatile) could result in increased price fluctuation, especially over the short term, due to the rapid pace of product change and development and changes in government regulation of companies emphasizing scientific or technological advancement or regulatory approval for new drugs and medical instruments. The
Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin DynaTech Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/22
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,173.70 $4.64 $1,020.66 $4.31 0.86%
C $1,000 $1,169.40 $8.68 $1,016.93 $8.07 1.61%
R $1,000 $1,172.30 $5.99 $1,019.42 $5.57 1.11%
R6 $1,000 $1,176.00 $2.59 $1,022.55 $2.41 0.48%
Advisor $1,000 $1,175.20 $3.28 $1,021.91 $3.05 0.61%

franklintempleton.com
Semiannual Report
Franklin Focused Growth Fund
This semiannual report for Franklin Focused Growth Fund
covers the period ended March 31, 2023.
At a meeting held on December 14-15, 2022, the Board
of Trustees of the Franklin Custodian Funds approved
the reorganization of the Franklin Focused Growth Fund
(the “Mutual Fund”) into the Franklin Focused Growth
ETF (the “ETF”), a newly-organized series of the Franklin
Templeton ETF Trust, pursuant to an Agreement and Plan of
Reorganization.
If the Agreement and Plan of Reorganization is approved
by the shareholders of the Mutual Fund, the reorganization
of the Mutual Fund would consist of (1) the transfer of
substantially all of the Mutual Fund’s assets, subject to
its liabilities, to the ETF for shares of the ETF; and (2)
the distribution of the ETF shares to the Mutual Fund
shareholders in complete liquidation of the Mutual Fund.
The ETF will be managed in a substantially similar manner
as the Mutual Fund, and the ETF’s investment objective,
principal investment strategies, investment adviser and
portfolio management team will be the same as that of
the Mutual Fund, except that the ETF, unlike the Mutual
Fund, will be a non-diversified fund (within the meaning of
the Investment Company Act of 1940), which means that
it will generally invest a greater proportion of its assets in the securities of one or more issuers and will invest overall in a smaller number of issuers than a diversified fund. For
more information, please see the Mutual Fund’s current
prospectus.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing in an
equity securities portfolio of approximately 20–50 companies that we believe offers a compelling trade-off between growth opportunity, business and financial risk and valuation.
Performance Overview
The Fund’s Class A shares posted a +18.24% cumulative
total return for the six months under review. In comparison, the Russell 1000
®
Growth Index, which is market
capitalization weighted and measures performance of those
Russell 1000
®
Index companies with relatively higher price-
to-book ratios and higher forecasted growth rates, posted a
cumulative total return of +16.88%.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 15 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
During the six months under review, the Fund followed
a somewhat volatile path to robust overall gains. In the
first half of the period, our positive absolute returns in
October and November 2022 were essentially eliminated
in December’s selloff. Returns then rebounded solidly in
January 2023—the strongest month of the period—before
backtracking modestly in February, ahead of another rally in
March.
The bulk of the Fund’s overall gains occurred in the
information technology (IT) sector, which represented
more than two-fifths of the portfolio at period-end. IT sector sentiment and valuation improved in early 2023, which we
think happened for a few reasons.
1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a
trademark of Frank Russell Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 53 .

Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
First, U.S. Treasury yields have trended down from their
highs in 2022’s fourth quarter as inflation cooled—and
from their 2023 year-to-date highs at the beginning of the
U.S.-focused banking turmoil (in March) as the banking
industry had largely stabilized by period-end. Second, while we remained aware of signs that the broader economy
was under stress, in our view, it looked like we were
getting closer to the end of the negative earnings estimate
revision cycle amongst more cyclically sensitive technology
industries (e.g., semiconductors) and advertising-driven
internet companies as well (though this assertion remains
dependent on how hard of an economic landing the U.S. and
global economies might be in for). Third, we believe many IT companies have realized the need for efficiency in a higher
cost-of-capital environment, and profitability has been, for the most part, surprising to the upside even when revenue
is not, according to our analysis. Fourth, both earnings
estimate revisions and cost cutting appear to be occurring in the IT sector before other sectors due to COVID-19 driven
overconsumption in 2020–2021, which we believe bodes
well for the sector on a relative basis if or when the economy heads into a recession. Finally, we believe that generative
artificial intelligence (AI) and its impact on growth in the IT sector may be starting to shift from theoretical to tangible as we see early examples of “productization” and monetization
from across an array of IT and technology-driven non-IT
companies.
Although all three of the Fund’s IT-related industry
allocations rallied to varying degrees, semiconductor and
semiconductor equipment makers collectively posted an
outsized return that was led higher by NVIDIA, ASML
Holding and Analog Devices. Semiconductor sales tend
to be quite cyclical; before their rally commenced in early
2023, they were down substantially from record-high
levels seen in May 2022. They benefited in part from
evidence that a broadening range of companies were
expected to begin spending more on microchip-intensive,
productivity-enhancing technologies. Corporate earnings
were a factor, but not-as-bad-as-feared forward guidance,
inventory digestion, and nascent optimism about a potential
bottom in the near term helped drive their gains. Among
the standout contributors, ASML, a Dutch developer of
advanced semiconductor equipment systems (including
lithography, metrology and inspection systems for complex
integrated circuits), upgraded its long-term outlook despite a soft market in 2022, while its fiscal fourth-quarter financial earnings report showed surprising strength. It raised its
outlook for 2025 by about 30% above the figures it had
projected one year ago—reassuring given the industry’s
current downcycle. ASML also guided for continued growth
to 2030, citing a brighter outlook for artificial intelligence (AI)
and edge computing data centers, as well as the metaverse,
which emerged as a big concept more than a year ago.
From a wider perspective, a wave of investor interest
and heightened trading around machine learning (ML)
technology—a branch of AI that enables computers to
Portfolio Composition
3/31/23
% of Total
Net Assets
Software 21.5%
Semiconductors & Semiconductor Equipment 19.2%
Broadline Retail 8.6%
Financial Services 5.8%
Life Sciences Tools & Services 5.3%
Consumer Staples Distribution & Retail 4.8%
Health Care Equipment & Supplies 4.8%
Electric Utilities 4.3%
Automobiles 4.3%
Interactive Media & Services 3.6%
IT Services 3.2%
Capital Markets 2.4%
Specialized REITs 1.9%
Aerospace & Defense 1.4%
Other 7.2%
Short-Term Investments & Other Net Assets 1.7%
Top 10 Holdings
3/31/23
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 11.4%
Software, United States
NVIDIA Corp. 9.6%
Semiconductors & Semiconductor Equipment,
United States
Amazon.com, Inc. 7.4%
Broadline Retail, United States
Costco Wholesale Corp. 4.8%
Consumer Staples Distribution & Retail, United
States
ASML Holding NV 4.7%
Semiconductors & Semiconductor Equipment,
Netherlands
NextEra Energy, Inc. 4.3%
Electric Utilities, United States
Tesla, Inc. 4.3%
Automobiles, United States
Danaher Corp. 4.1%
Life Sciences Tools & Services, United States
ServiceNow, Inc. 4.0%
Software, United States
Mastercard, Inc. 3.9%
Financial Services, United States

Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
emulate how humans learn and adapt by using data
and experience—ignited rallies in several notable Fund
contributors pursuing both themes. Although it included
semiconductor industry players situated at the core of
ML/AI computing power, it extends to software and IT
services (both of which have industry representation in the
portfolio), as well as non-IT industries such as internet retail, automobiles, aerospace and defense, biotechnology and life
sciences tools. NVIDIA—by far the Fund’s largest overall
contributor over the October 2022–March 2023 span—was
widely seen as being a key recipient of future investment in this arena. NVIDIA’s hardware originally made a name for
itself powering high-end video game graphics, but in recent
years the company’s bet on AI and ML has begun to pay
off. Machines require massive amounts of information and
computer power to learn, and NVIDIA’s GPUs (graphics
processing units) are well-suited for the task. The company
has emerged as a technological leader in the space as it
continued to research next-generation chip circuitry. NVIDIA consistently generates operating profit margins well into
double-digit percentages, all the while spending heavily
every year on new research and development.
Software—the Fund’s largest industry-level exposure—
also enjoyed impressive and widespread gains that
were aided foremost by Microsoft, ServiceNow (cloud
computing platform geared toward enterprise operations
and digital workflow management) and Cadence Design
Systems (software, hardware and intellectual properties
used to design microchips, related systems and printed
circuit boards; purchased during the period). In particular, enterprise and personal software titan Microsoft rallied
solidly as it showed strong potential to stoke future growth in cloud computing and infrastructure (Azure), as well as
rapid adoption in its quest for AI integration (led currently by ChatGPT-enabled Bing search while undergoing testing
and roll-out in other aspects of the business). And while
the weak PC (personal computer) market has pressured
Microsoft’s sales recently, many investors perceived a
bottom may be nearing. The rally came on the heels of the
company’s stronger-than-expected financial results (released in January 2023) and a huge surge in interest in ChatGPT
and its developer OpenAI (not a Fund holding), which is
in partnership with Microsoft as it continues to integrate AI capabilities into its search engine, Office software suite and other applications where AI will serve as “copilot.” Microsoft’s resilience in the face of macroeconomic headwinds—aided
by its increasing business diversity—boosted investor
confidence that the company can capitalize on these
and other growing opportunities (including gaming) in the
coming months. Numerous other software industry holdings
advanced with double-digit percentage returns including
HubSpot (not held at period end), ServiceNow and Ansys
(not held at period end).
Elsewhere in the portfolio, seven out of 10 other sector
allocations were net contributors to the Fund’s absolute
performance, led by financials and health care. Our positions in financial services providers were concentrated on
electronic payment processing specialists Mastercard and
Adyen, both of which traded higher, as did MSCI (a global
provider of equity, fixed income and real estate indexes plus multi-asset portfolio analysis tools) in the capital markets industry.
Our health care investments remained focused on innovative
life sciences tools and services companies, as well as high-
tech health care equipment and supplies industry names
including standout contributors IDEXX Laboratories and
Intuitive Surgical, both of which posted robust double-digit percentage gains during the period under review.
To a lesser extent, additional gains surfaced in the
industrials, consumer staples, materials, communication
services and utilities sectors. Meanwhile, our overall losses in the consumer discretionary sector were partially offset
by a solid rally in MercadoLibre, an e-commerce platform
serving as Latin America’s largest online marketplace, and
which had previously dipped to multi-year lows when interest rates began to rise sharply and recessionary concerns
around consumer spending began to intensify. All industrials sector holdings were supportive, led by notable strength in
key contributor Axon Enterprise, which develops technology
and weapons products for military, law enforcement, and
civilians, and is well known for its Taser line of electroshock devices. In consumer staples, Costco Wholesale was the
top contributor based in part on its considerable presence
within the overall portfolio, though our smaller position in
Estee Lauder Companies had a much higher six-month
return. Materials sector gains were concentrated in a solitary position in diversified metals and mining conglomerate
Freeport-McMoRan, which benefited in part from strong
rebounds in copper and steel prices in the latter half of
the period. Within communication services, the standout
contributor was Alphabet, a significant investment that
supported results in the interactive media and services
industry. Alphabet staged a comeback late in the period,
having previously sold off after it reported that search-
advertising growth for its Google subsidiary was crimped by
inflation and tighter spending discipline by advertisers.
In contrast, most of the Fund’s major detractors were
mild to modest when compared to the net contributors
described above. Two of our largest holdings—Tesla and
Amazon.com—were out of favor throughout much of the

Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
reporting period and dragged on returns in the consumer
discretionary sector. In particular, the Fund’s position in
electric vehicle (EV) manufacturer Tesla initially traded lower following slightly weaker-than-expected third-quarter 2022
vehicle deliveries and overall earnings results. Earnings
and profit margins were negatively impacted by escalating
raw materials costs, logistics snags, new plant start-up
inefficiencies and currency headwinds. In December
2022, the selloff accelerated after Tesla announced a plan
to temporarily halt production at its China factory. News
of reduced output in Shanghai came on the heels of a
report that Tesla was offering U.S. consumers a US$7,500
discount to take delivery of its two highest-volume models
before the end of 2022. Although bearish investors argued
that company management’s explanation around logistic
constraints were just an excuse for eroding demand, we
believed the market was being short-sighted in thinking
that Tesla had a demand problem; by mid-March, Tesla
was reporting a solid pickup in early 2023 sales versus the
low point in 2022. While cracks in demand for automobiles
was starting to form given affordability challenges on an
increasingly strained consumer, demand for EVs remains
robust, and Tesla is one of the few players currently
producing at scale. Additionally, Tesla sees solid growth
in 2023, as new plants in Germany and Texas continue
ramping up and credits from the Inflation Reduction Act
come to bear. Aside from consumer discretionary, our much
smaller exposures to the real estate and utilities sectors
failed to advance, but their net impact on absolute returns
was negligible. Separately, within the commodity-linked
energy sector, steadily falling crude oil and natural gas prices translated into reduced profitability and ebbing equity values for Schlumberger and Hess, both of which were purchased
during the period. In the real estate sector, a solitary
position in SBA Communications, a specialized real estate
investment trust focused on developing and leasing a range
of wireless telecommunications infrastructure, underwent a
modest selloff.
The rest of the Fund’s key detractors served to reduce the
overall gains achieved in other sector allocations, including
Repligen and Danaher in the health care sector. All of the
other notable individual detractors weakened our results in
the IT sector, none more so than Atlassian (sold by period-
end), cloud-based data warehousing and analytics provider
Snowflake and Enphase Energy (a semiconductor industry
firm focused on solar micro-inverters, battery energy storage, and EV charging stations). In particular, project management software specialist Atlassian’s equity value fell back to levels not seen in three years as its latest quarterly results were mediocre at best, while guidance into early 2023 fell far
below consensus analyst projections as the company was
seeing free-to-paid subscription conversions slowing in a
more uncertain macro environment. Atlassian (not held at
period end) had also begun to see a slowdown in existing
customers expanding deployments as layoffs (and hiring
freezes) accelerated and IT budgets faced greater scrutiny,
which we viewed as the bigger challenge.
Thank you for your participation in Franklin Focused Growth
Fund. We look forward to serving your future investment
needs.
Matthew J. Moberg, CPA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2023
Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +18.24% +11.74%
1-Year -16.07% -20.69%
5-Year +64.71% +9.25%
Since Inception (4/13/16)
5
+145.42% +2.61%
Advisor
6-Month +18.42% +18.42%
1-Year -15.83% -15.83%
5-Year +66.90% +10.79%
Since Inception (4/13/16)
5
+149.90% +14.06%
See page 16 for Performance Summary footnotes.

Franklin Focused Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramati-
cally if the company fails to meet those projections. The Fund may also invest in small- and mid-capitalization companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks which are heightened in developing countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 01/31/2024 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 2/14/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 2/14/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
2/14/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Since Inception returns are based on the performance inception date of 4/13/16.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.37%
Advisor 0.85% 1.12%

Your Fund’s Expenses
Franklin Focused Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/22
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,182.40 $5.95 $1,019.48 $5.51 1.09%
C $1,000 $1,178.10 $10.05 $1,015.71 $9.30 1.85%
R $1,000 $1,181.20 $7.35 $1,018.19 $6.80 1.35%
R6 $1,000 $1,184.60 $4.48 $1,020.83 $4.15 0.82%
Advisor $1,000 $1,184.20 $4.65 $1,020.68 $4.30 0.85%

franklintempleton.com
Semiannual Report
Franklin Growth Fund
This semiannual report for Franklin Growth Fund covers the
period ended March 31, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation by investing
substantially in equity securities of companies that are
leaders in their industries.
Performance Overview
The Fund’s Class A shares posted a +16.74% cumulative
total return for the six months under review. In comparison, the Standard & Poor’s 500 Index (S&P 500), which is
a broad measure of U.S. stock performance, posted a
+15.62% cumulative total return.
1
The Fund’s new secondary
benchmark, the Russell 1000
®
Growth Index, which is
market capitalization weighted and measures performance of
those Russell 1000
®
Index companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a cumulative total return of +16.88%.
1
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 20 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
The investment manager’s process generally includes
an assessment of the potential impacts of any material
environmental, social and governance (“ESG”) factors on the
long-term risk and return profile of a company.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in the report.
Manager’s Discussion
For the six months under review, the Fund outperformed its
benchmark. Strength during the period was primarily due to
our positioning in the health care, financials and consumer
discretionary sectors. Stock selection and overweighting
benefited relative performance in the health care sector, led by our investment in medical device manufacturer Mettler-
Toledo International. The company has seen increased
demand in most of its end-markets for innovative solutions
that support automation and digitalization. In contrast,
Danaher was a leading detractor in the health care sector.
Uncertainty about COVID-19-related revenue in 2023 was
a drag on the shares of the life sciences and diagnostics
company. However, Danaher continues to see solid signs of
strength from its bioprocessing business, which is expected
Portfolio Composition
3/31/23
% of Total
Net Assets
Software 17.0%
Semiconductors & Semiconductor Equipment 8.9%
Life Sciences Tools & Services 7.2%
Aerospace & Defense 4.9%
Financial Services 4.8%
Technology Hardware, Storage & Peripherals 4.8%
Machinery 4.2%
Health Care Equipment & Supplies 4.2%
Capital Markets 3.9%
Pharmaceuticals 3.8%
Beverages 3.6%
Ground Transportation 3.3%
Electronic Equipment, Instruments &
Components 3.1%
Chemicals 3.0%
Other* 23.0%
Short-Term Investments & Other Net Assets 0.3%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
60
.

Franklin Growth Fund

franklintempleton.com
Semiannual Report
to contribute more than 20% growth to non-COVID-19
revenues.
A lack of exposure to the banks industry helped relative
performance in the financials sector. However, contagion
fears resulting from the bank fallout in March 2023 spread
to other financial services companies including Charles
Schwab, which weighed on the shares of the brokerage
giant. In the consumer discretionary sector, economic
uncertainty and concerns about consumer demand
pressured Tesla’s stock over the period. The Fund benefited
from a relative underweighting in the electric vehicle
manufacturer. The information technology (IT) sector
recovered lost ground over the six-month period, helped
by the prospect of slower rate hikes. Standout contributors
included chipmakers NVIDIA and ASML Holding, which
followed financial markets higher. Semiconductors are at
the heart of digital transformation and end-market demand
remains robust, in our view.
In contrast, the communication services and industrials
sectors delivered negative relative performance over the
period. In the industrials sector, elevated inflation, supply-
chain delays and labor shortages were challenges for
defense contractor Northrop Grumman, which was a leading
detractor.
Thank you for your continued participation in Franklin Growth
Fund. We look forward to serving your future investment
needs.
Serena Perin Vinton, CFA
Robert Rendler, CFA
Joyce Lin, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
3/31/23
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 5.4%
Software, United States
Apple, Inc. 4.8%
Technology Hardware, Storage & Peripherals,
United States
NVIDIA Corp. 3.1%
Semiconductors & Semiconductor Equipment,
United States
Amazon.com, Inc. 3.0%
Broadline Retail, United States
Alphabet, Inc. 3.0%
Interactive Media & Services, United States
Mastercard, Inc. 2.2%
Financial Services, United States
Mettler-Toledo International, Inc. 2.1%
Life Sciences Tools & Services, United States
Intuit, Inc. 2.1%
Software, United States
Eli Lilly & Co. 2.0%
Pharmaceuticals, United States
ServiceNow, Inc. 1.9%
Software, United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of March 31, 2023
Franklin Growth Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +16.74% +10.32%
1-Year -9.14% -14.14%
5-Year +63.09% +9.04%
10-Year +220.63% +11.72%
Advisor
6-Month +16.89% +16.89%
1-Year -8.90% -8.90%
5-Year +65.17% +10.56%
10-Year +228.77% +12.64%
See page 21 for Performance Summary footnotes.

Franklin Growth Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund may focus on particular sectors of the market from time to time, which can carry greater risks of adverse developments in such sectors. While the Fund historically has focused on larger companies, it may invest up to 25% of its assets in small, relatively new and/
or unseasoned companies, which involves additional risks, as these companies may have less certain growth prospects and limited or less developed product lines or markets, and less secure financing. Growth stock prices can be volatile, particularly over the short term. The Fund may invest up to 40% of its net assets in stocks of foreign companies, which involve special risks, including currency fluctuations and economic as well as political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–3/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A – $10.7138 $10.7138
C – $10.7138 $10.7138
R – $10.7138 $10.7138
R6 $0.2521 $10.7138 $10.9659
Advisor $0.1571 $10.7138 $10.8709
Total Annual Operating Expenses
5
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Growth Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/22
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,167.40 $4.43 $1,020.84 $4.13 0.82%
C $1,000 $1,162.90 $8.47 $1,017.10 $7.90 1.57%
R $1,000 $1,165.90 $5.78 $1,019.60 $5.39 1.07%
R6 $1,000 $1,169.30 $2.56 $1,022.57 $2.39 0.47%
Advisor $1,000 $1,168.90 $3.08 $1,022.09 $2.87 0.57%

franklintempleton.com
Semiannual Report
Franklin Income Fund
This semiannual report for Franklin Income Fund covers the
period ended March 31, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.
Performance Overview
The Fund’s Class A shares posted a cumulative total return
of +10.67% for the six months under review. In comparison,
the Fund’s equity benchmark, the Standard & Poor’s 500
Index (S&P 500), which is a broad measure of U.S. stock
performance, posted a +15.62% cumulative total return.
1
The
Fund’s secondary benchmark, the blended 50% MSCI USA
High Dividend Yield Index + 25% Bloomberg High Yield Very
Liquid Index + 25% Bloomberg U.S. Aggregate Bond Index
(Blended Benchmark), which is a combination of leading
stock and bond indexes, posted a +10.07% cumulative total
return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 26 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
In analyzing debt and equity securities, we consider
such factors as a company’s experience and managerial
strength; responsiveness to changes in interest rates and
business conditions; debt maturity schedules and borrowing
requirements; changing financial condition and market
recognition of the change; and a security’s relative value
based on such factors as anticipated cash flow, interest or
dividend coverage, asset coverage and earnings. When
choosing investments for the Fund, we apply a bottom-up,
value oriented, long-term approach, focusing on the market
price of a company’s securities relative to the investment
manager’s evaluation of the company’s long-term earning,
asset value and cash flow potential.
Manager’s Discussion
During the six-month period under review, our equity
weighting decreased from 42.9% to 37.2%, and our fixed
income weighting increased from 55.8% to 60.0%. The
Fund’s cash position increased from 1.7% to 3.6% of total
net assets.
The Fund generated positive returns during the period with
strong performance from both equity and fixed income
holdings. The Fund was positioned with an overweight
allocation to fixed income during the period. Relative to the
Fund’s blended benchmark, an overweight allocation to
corporate credit broadly led to strong performance relative to the Fund’s blended benchmark.
The Fund entered the period with a decreased equity
weighting and an increased fixed income weighting, while
also holding a portion in cash equivalents. The Fund, having already reduced equities meaningfully prior to the start of
the period under review, continued the transition to a less
equity-tilted portfolio over the period. The Fund ended the
period with a decreased equity weighting and an increased
fixed income exposure, while continuing to hold a portion in cash equivalents.
Dividend stocks, particularly value-oriented sectors,
underperformed growth-oriented sectors during the period
under review. The equity component of the Fund’s blended
benchmark advanced with the MSCI USA High Dividend
Yield Index posting positive returns for the 6-month period.
The Fund’s equity positions underperformed the Fund’s
blended benchmark. Corporate credit spreads tightened
during the period under review as inflationary pressures
started to abate and the central bank tightening expectations decreased during the period. In addition to tightening credit spreads, interest rates broadly decreased during the period, which benefited the more duration sensitive positions in the
Fund. Fixed income returns for the Fund outperformed the
Fund’s blended benchmark. The Bloomberg U.S. Aggregate
Bond Index posted positive returns, while the Bloomberg
Barclays U.S. High Yield Very Liquid Index also posted
positive returns during the period.
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
71
.

Franklin Income Fund

franklintempleton.com
Semiannual Report
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in the report.
Fixed Income holdings posted positive returns during the
period with outperformance relative to the Fund’s blended
fixed income benchmark. As an asset class, fixed income
underperformed the equity asset class. The Fund’s duration
positioning was relatively in-line with the Fund’s benchmark during the period. Corporate credit spreads within both
investment-grade and sub-investment-grade tightened
during the period; the Fund had an overweight posture to
corporate credit during the period which contributed to the
outperformance relative to the Fund’s benchmark.
Every corporate credit sector generated positive absolute
returns during the period under review. Relative to the
Fund’s blended benchmark, the leading contributors were
health care, information technology (IT), materials and
communication services. Our holdings in U.S. Treasuries
were positive contributors during the period but these
positions were large positive contributors relative to the
Fund’s blended benchmark given overweight allocation
relative to the Fund’s benchmark.
The largest contributors to performance were found in
the health care sector with bonds of hospital peers CHS/
Community Health Systems and Tenet Healthcare producing
strong returns. Outside of health care, Ford Motor within
the consumer discretionary sector and Boeing within the
industrial sector generated strong returns. U.S. Treasuries
were also a key contributor during the period, as previously noted.
In terms of fixed income detractors, high-yield health care
players Multiplan and Medical Properties Trust (not held
at period end) generated negative returns. Consumer
discretionary player Carvana (not held at period end) also
generated negative returns (not held at period end).
Equity holdings decreased over the period. As an asset-
class, equities outperformed fixed income during the period.
The Fund actively trimmed its equity overweighting during
the period under review.
*Includes convertible bonds.
All sectors saw positive contributions during the period
with the top absolute contributors coming from IT, energy,
industrials and materials. The largest sector contributors
relative to the Fund’s benchmark were energy, financials and materials, with the largest sector detractors relative to the
Fund’s benchmark being consumer staples, health care and
consumer discretionary.
IT returns were led by semiconductor peers Texas
Instruments, Broadcom and Analog Devices, as well as
equipment provider Cisco Systems. Strong energy returns
were led by Chevron and Exxon Mobil during the period. Rio
Tinto, Barrick Gold and Freeport-McMoRan generated strong
results in the materials sector.
Portfolio Composition
3/31/23
% of Total
Net Assets
Financial Services 12.7%
Banks 8.0%
Health Care Providers & Services 7.2%
Oil, Gas & Consumable Fuels 6.2%
Pharmaceuticals 5.6%
Semiconductors & Semiconductor Equipment 5.2%
Electric Utilities 5.0%
Aerospace & Defense 3.7%
Capital Markets 2.8%
Hotels, Restaurants & Leisure 2.8%
Consumer Finance 2.5%
Media 2.5%
Communications Equipment 2.3%
Metals & Mining 2.3%
Other* 27.3%
Short-Term Investments & Other Net Assets 3.9%
Top Five Fixed Income Holdings
3/31/23
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 11.1%
Financial Services , United States
CHS/Community Health Systems, Inc. 3.4%
Health Care Providers & Services , United States
Tenet Healthcare Corp. 1.5%
Health Care Providers & Services , United States
Bausch Health Cos., Inc. 1.4%
Pharmaceuticals , United States
Boeing Co. (The) 1.1%
Aerospace & Defense , United States
Top Five Equity Holdings*
3/31/23
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 1.5%
Oil, Gas & Consumable Fuels , United States
Texas Instruments, Inc. 1.0%
Semiconductors & Semiconductor Equipment ,
United States
Southern Co. (The) 0.9%
Electric Utilities , United States
Morgan Stanley 0.9%
Capital Markets , United States
Bank of America Corp. 0.8%
Banks , United States

Franklin Income Fund

franklintempleton.com
Semiannual Report
Top performers in the Fund outside of these sectors
included Siemens and Lockheed Martin in the industrials
sector, AbbVie within health care and Comcast within the
communications services sector.
At the individual security level, the largest detractors from performance during the period came from financial peers
Truist Financial, Charles Schwab and US Bancorp. Outside
of these, utility Dominion Energy weighed on results.
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions (call options)
and/or to initiate and add to positions, which generated gains during the period under review.
Thank you for your continued participation in Franklin
Income Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Lead Portfolio Manager
Brendan Circle, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2023
Franklin Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +10.67% +6.52%
1-Year -3.69% -7.30%
5-Year +32.52% +4.99%
10-Year +69.03% +4.99%
Advisor
6-Month +10.91% +10.91%
1-Year -3.44% -3.44%
5-Year +34.36% +6.09%
10-Year +72.99% +5.63%
Share Class
Distribution
Rate
6
30-Day
Standardized
Yield
7
A 5.27% 4.19%
Advisor 5.74% 4.61%
See page 27 for Performance Summary footnotes.

Franklin Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s portfolio includes a substantial portion of higher-yielding, lower-rated corporate bonds and some floating rate loans, which are also higher-yielding and lower-rated. These investments have more credit risk than investment-grade securities and are subject to increased risk of default and potential loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Stock prices fluctuate, sometimes rapidly and dra-
matically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Foreign investing involves additional risks such as currency and market volatility, as well as political and social instability. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 01/31/2024 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/23.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Net Asset Value
Share Class (Symbol) 3/31/23 9/30/22 Change
A (FKIQX) $2.30 $2.14 +$0.16
A1 (FKINX) $2.30 $2.15 +$0.15
C (FCISX) $2.35 $2.18 +$0.17
R (FISRX) $2.25 $2.10 +$0.15
R6 (FNCFX) $2.29 $2.13 +$0.16
Advisor (FRIAX) $2.28 $2.12 +$0.16
Distributions
(10/1/22–3/31/23)
Share Class
Net Investment
Income
A $0.0666
A1 $0.0681
C $0.0618
R $0.0636
R6 $0.0702
Advisor $0.0696
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.72% 0.73%
Advisor 0.47% 0.48%

Your Fund’s Expenses
Franklin Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/22
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,106.70 $3.74 $1,021.38 $3.59 0.71%
A1 $1,000 $1,102.20 $3.21 $1,021.88 $3.09 0.61%
C $1,000 $1,107.00 $5.84 $1,019.39 $5.60 1.11%
R $1,000 $1,102.50 $5.04 $1,020.13 $4.85 0.96%
R6 $1,000 $1,108.90 $2.16 $1,022.89 $2.07 0.41%
Advisor $1,000 $1,109.10 $2.43 $1,022.63 $2.33 0.46%

franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities Fund
This semiannual report for Franklin U.S. Government
Securities Fund covers the period ended March 31, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks income by investing at least 80% of its net
assets in U.S. government securities. The Fund presently
invests substantially all of its assets in Government National
Mortgage Association obligations (Ginnie Maes).
Since 1983, the Fund has invested substantially in Ginnie
Mae securities, which carry a guarantee backed by the
full faith and credit of the U.S. government as to the
timely payment of interest and principal.
1
Issued by the
Government National Mortgage Association (GNMA),
Ginnie Maes have been among the highest yielding U.S.
government obligations available.
Performance Overview
The Fund’s Class A shares posted a +4.05% cumulative
total return for the six months under review. In comparison, the Bloomberg U.S. Government - Intermediate Index, the
intermediate component of the Bloomberg U.S. Government
Index, posted a +3.29% cumulative total return.
2
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 31 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We currently invest the Fund’s assets substantially in GNMA
obligations. We analyze securities using proprietary models
to help us identify attractive investment opportunities.
Manager’s Discussion
During the six-months under review, after raising the fed
funds rate by 75 basis points (bps) in November 2022, the
fourth consecutive raise, the U.S. Federal Reserve (Fed)
slowed their tightening path, raising rates by 50 bps at its
December meeting. The Fed then followed up with two
consecutive 25 bp rate hikes in February and March 2023.
From the recent March Federal Open Market Committee
(FOMC) meeting, Chair Jerome Powell noted that inflation
is still too high and the labor market still too hot. He also emphasized that the recent turmoil in the banking sector
was limited and not a sign of systemic risk in the sector,
but it seems likely to result in some contraction in credit
conditions, which would have the same impact as more rate
hikes and therefore would leave less need for additional
policy tightening. Against this backdrop, U.S. Treasury
(UST) yields ended the 6-month period lower across the
curve, while remaining inverted. Mortgage-backed securities
(MBS) spreads fluctuated throughout the performance period
but ended March 2023 at a similar point compared to the
beginning of October 2022.
The Primary Mortgage Market Survey (PMMS) rate ended
March 2023 at 6.32%, which is over 1% lower than the highs
reached in October 2022. With just a very small amount of
the universe with the economic incentive to refinance, in our view, we expect prepayment risk to remain contained.
The Fund maintains a conservative, disciplined investment
strategy and seeks higher-yielding income generation than
USTs by investing primarily in GNMA mortgage pass-
throughs, which remain the only MBS that are backed by
the full faith and credit of the U.S. government—the same
guarantee applicable to U.S. Treasuries.
1
We believe
our collateral-intensive research approach can allow us
to uncover dislocations across the GNMA markets and
associated mispricing of prepayment risk. We continue to
focus on specified pools where we believe our experience
and continual investment in new technologies help us
uncover these discrepancies.
Portfolio Composition
3/31/23
% of Total Net
Assets
Mortgage-Backed Securities 97.6%
Other 0.6%
Short-Term Investments & Other Net Assets 1.8%
1. Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
99
.

Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
Total return performance was positive across agency MBS
sectors during the reporting period. Freddie Mac MBS
was the best performer on a relative basis, followed by
Fannie Mae MBS and Ginnie Mae MBS. Across the GNMA
coupon stack, GNMA I and II 3.5% coupons were the best
performers, while GNMA II 1.5% and 6.0% coupons lagged
with negative excess returns.
At period-end, we remained heavily weighted to GNMA II
securities (comprised of multiple-issuer pools), with over
85% of allocation in the sector, versus GNMA I securities
(comprised of single-issuer pools). The portfolio’s largest
absolute allocations were in GNMA II 2.5% through 3.5% at
period-end and relative to the Bloomberg GNMA Index the
portfolio was significantly underweight the 2.0% coupons and overweight the 3.0% coupon through 4.5% coupons.
The Fund’s overweight allocation to GNMA II 3.0%
through 4.0% and underweight in 5.5% coupon securities
contributed to relative performance. Overweight allocation
to GNMA I 4.0% through 5.0%, and 7.0% coupon securities
benefited results, as did security selection in GNMA I 5.0%
coupons. Conversely, underweight allocation to GNMA II
2.0%, 2.5%, 4.5% and 5.0% coupon securities detracted
from performance (especially the 2.0% coupons). Security
selection in GNMA II 2.5%, and 3.5% through 5.5% coupons
securities hindered results, as did security selection in
GNMA I 4.0% coupon securities. Underweight allocation to
GNMA I 3.0% coupon securities hindered results.
Thank you for your continued participation in Franklin U.S.
Government Securities Fund. We welcome your comments
and questions and look forward to serving your investment
needs in the years ahead.
Paul Varunok
Neil Dhruv
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2023
Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +4.05% +0.15%
1-Year -4.47% -8.05%
5-Year -1.04% -0.97%
10-Year +2.97% -0.09%
Advisor
6-Month +4.16% +4.16%
1-Year -4.22% -4.22%
5-Year +0.08% +0.02%
10-Year +4.92% +0.48%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 2.64% 2.19% 2.18%
Advisor 2.97% 2.52% 2.52%
See page 32 for Performance Summary footnotes.

Franklin U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 01/31/2024 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/23.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–3/31/23)
Share Class
Net Investment
Income
A $0.0723
A1 $0.0750
C $0.0622
R $0.0661
R6 $0.0817
Advisor $0.0787
Total Annual Operating Expenses
8
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/22
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,040.50 $4.56 $1,020.47 $4.51 0.90%
A1 $1,000 $1,041.00 $4.02 $1,020.99 $3.98 0.79%
C $1,000 $1,036.60 $6.58 $1,018.47 $6.52 1.30%
R $1,000 $1,039.20 $5.83 $1,019.21 $5.78 1.15%
R6 $1,000 $1,042.10 $2.68 $1,022.30 $2.66 0.53%
Advisor $1,000 $1,041.60 $3.29 $1,021.71 $3.26 0.65%

franklintempleton.com
Semiannual Report
Portfolio Composition
3/31/23
% of Total
Net Assets
Electric Utilities
58.5%
Multi-Utilities
30.0%
Oil, Gas & Consumable Fuels
3.4%
Independent Power and Renewable Electricity
Producers
2.6%
Construction & Engineering
1.9%
Water Utilities
1.4%
Other
1.8%
Short-Term Investments & Other Net Assets
0.4%
Franklin Utilities Fund
This semiannual report for Franklin Utilities Fund covers the period ended March 31, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks both capital appreciation and current
income by investing at least 80% of its net assets in
the securities of public utility companies. These are
companies that provide electricity, natural gas, water, and
communications services to the public and companies that
provide services to public utilities companies. The Fund
concentrates (invests more than 25% of its total assets)
in companies operating in the utilities industry. The Fund
invests primarily in equity securities, which consist mainly of common stocks.
Performance Overview
The Fund’s Class A shares posted a +6.74% cumulative total
return for the six months under review. In comparison, the
S&P 500 Utilities Index, which measures the performance
of all utilities stocks in the Standard & Poor’s 500 Index
(S&P 500), posted a +5.11% cumulative total return, and
the S&P 500 Index, which is a broad measure of U.S. stock
performance, posted a +15.62% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 36 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We search for the best return opportunities available in
the global utilities arena with a specific focus on the U.S.
electricity and gas sector. Generally, we seek to invest in
companies producing a high percentage of earnings from
their regulated operations.
Manager’s Discussion
Over the six-month period under review, the electric utilities and multi-utilities industries were the key drivers of absolute performance, with additional contributions from both the
industrials sector and independent power and renewable
electricity producers. Only the energy sector detracted, just slightly, from performance.
Among the individual contributors, California-based
Edison International led the way. We have watched Edison
International’s share price melt up amid a broad short
squeeze (i.e., traders who had sold short the company’s
stocks then bought them to avoid further losses as the stock price rose, driving the stocks even higher). While we remain constructive on the company over the longer term, we are
aware of the short-term risks associated with the upcoming
fire season. We also note that Southern California Edison’s
(SCE’s) efforts to improve fire resilience have drawn praise, and that property destruction from SCE-linked fires dropped
significantly from 2019-2022.
E.ON, the Germany-based energy giant in the multi-utilities
industry, also contributed. Shares advanced during the
period, despite disruptions in European energy markets
driven by the Russia-Ukraine war, as E.ON’s focus on crisis
management execution led the company to surpass earnings
expectations in 2022. E.ON’s strong guidance for 2023 likely supported investor sentiment, as did its plans to accelerate decarbonization and energy transition initiatives and
infrastructure expansion plans though 2027. The company
affirmed its 2022 dividend and its target of increasing the
payout by as much as 5% annually through 2027.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
107
.

Franklin Utilities Fund

franklintempleton.com
Semiannual Report
Shares of California-based electric utility PG&E, which
emerged from bankruptcy in 2020, advanced as the
company beat earnings estimates twice during the period.
The company revised guidance upward and increased its
spending forecast through 2027. Like Edison International,
PG&E shares likely benefited from fire resilience efforts and reduced liabilities since 2018. In December 2022, California regulators approved a 10% return on equity limit for 2023,
which we believe is one of the highest in the country and will likely help support PG&E’s growth. In February 2023, PG&E
reaffirmed earning guidance through 2026, which would
approach 10% annual growth, and in our view, will likely
position the company to meet the post-bankruptcy threshold
to resume dividend payments.
In contrast, a position in Virginia-based energy company
Dominion Energy, in the multi-utilities industry, detracted
from absolute performance. Early in the period, shares
declined broadly due to investor concerns about its long-
term strategic and costly merger and acquisition (M&A)
activity. Earnings announced in early-November 2022 came
mostly below expectations. Investors were further spooked
when management announced it would undergo a “strategic
review” upon release of the earnings results. In February
2023, Dominion reported a fourth-quarter loss, though it beat analysts’ expectations for both earnings and revenues.
Michigan-based DTE Energy also weighed on returns. In
November 2022, following a long, contested case in which
environmental groups, a major supermarket chain and
others opposed DTE’s 8.8% rate increase request, Michigan
regulators approved an increase of less than 0.8%. In
February 2023, regulators denied DTE’s appeal of the rate
ruling. The company came under criticism for widespread,
multi-day power outages in the wake of a February ice
storm, and for budget cuts. We appreciate the company’s
dividend growth and its electric and gas utilities’ investment plan to upgrade Michigan’s aging infrastructure, as well as
gas power generation and renewable energy, which we
believe will likely support growth.
Shares of energy sector stock Cheniere Energy, a liquefied
natural gas (LNG) company, declined from all-time highs in
November 2022, despite reporting robust financial results for the fourth quarter that exceeded consensus expectations.
The company, which is a major LNG exporter, benefited
from high LNG prices in 2022, as countries in Europe and
elsewhere worked to replace Russian energy amid the war
in Ukraine. Shares declined along with natural gas prices in early 2023, amid unusually warm weather and weaker than
expected demand for LNG. In our view, Cheniere is well-
positioned for the long-term growth of global LNG markets,
given its ongoing capacity expansion and strong competitive
position.
Thank you for your continued participation in Franklin Utilities
Fund. We look forward to serving your future investment
needs.
John Kohli, CFA
Blair Schmicker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
3/31/23
Company
Industry , Country
% of Total
Net Assets
a a
NextEra Energy, Inc. 11.5%
Electric Utilities, United States
Southern Co. (The) 4.6%
Electric Utilities, United States
Edison International 4.6%
Electric Utilities, United States
Sempra Energy 4.1%
Multi-Utilities, United States
Exelon Corp. 4.0%
Electric Utilities, United States
Duke Energy Corp. 4.0%
Electric Utilities, United States
Evergy, Inc. 3.9%
Electric Utilities, United States
American Electric Power Co., Inc. 3.7%
Electric Utilities, United States
Entergy Corp. 3.6%
Electric Utilities, United States
CMS Energy Corp. 3.5%
Multi-Utilities, United States

Performance Summary as of March 31, 2023
Franklin Utilities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +6.74% +2.74%
1-Year -5.30% -8.86%
5-Year +55.92% +8.46%
10-Year +129.86% +8.26%
Advisor
6-Month +6.85% +6.85%
1-Year -5.10% -5.10%
5-Year +57.89% +9.57%
10-Year +134.68% +8.90%
Share Class
Distribution
Rate
6
30-Day
Standardized
Yield
7
A 2.09% 2.41%
Advisor 2.40% 2.75%
See page 37 for Performance Summary footnotes.

Franklin Utilities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investing in a Fund concentrating in the utilities sector involves special risks, including increased sus-
ceptibility to adverse economic and regulatory developments affecting the sector. Stocks historically have outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the short term. Securities issued by utility companies have been historically sensitive to interest rate changes. When interest rates fall, utility securities prices, and thus a utilities Fund’s share price, tend to rise; when interest rates rise, their prices generally fall. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
3/31/23.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Net Asset Value
Share Class (Symbol) 3/31/23 9/30/22 Change
A (FKUQX) $21.08 $20.26 +$0.82
A1 (FKUTX) $21.08 $20.27 +$0.81
C (FRUSX) $20.95 $20.14 +$0.81
R (FRURX) $20.98 $20.17 +$0.81
R6 (FUFRX) $21.30 $20.47 +$0.83
Advisor (FRUAX) $21.30 $20.47 +$0.83
Distributions
(10/1/22–3/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.2447 $0.3087 $0.5534
A1 $0.2553 $0.3087 $0.5640
C $0.2030 $0.3087 $0.5117
R $0.2186 $0.3087 $0.5273
R6 $0.2777 $0.3087 $0.5864
Advisor $0.2710 $0.3087 $0.5797
Total Annual Operating Expenses
8
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin Utilities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/22
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,067.40 $4.13 $1,020.94 $4.03 0.80%
A1 $1,000 $1,067.40 $3.61 $1,021.44 $3.53 0.70%
C $1,000 $1,065.20 $6.18 $1,018.95 $6.04 1.20%
R $1,000 $1,065.90 $5.41 $1,019.69 $5.29 1.05%
R6 $1,000 $1,068.90 $2.53 $1,022.49 $2.47 0.49%
Advisor $1,000 $1,068.50 $2.84 $1,022.19 $2.77 0.55%

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $92.78 $157.23 $121.24 $82.84 $81.16 $63.10
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.17) (0.64) (0.82) (0.38) (0.20) (0.23)
Net realized and unrealized gains (losses) 16.29 (61.59) 36.81 39.44 3.79 19.45
Total from investment operations ........ 16.12 (62.23) 35.99 39.06 3.59 19.22
Less distributions from:
Net realized gains ................. — (2.22) — (0.66) (1.91) (1.16)
Net asset value, end of period .......... $108.90 $92.78 $157.23 $121.24 $82.84 $81.16
Total return
c
....................... 17.37% (40.15)% 29.68% 47.47% 4.77% 30.88%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.82% 0.79% 0.85% 0.86% 0.86%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.86%
f
0.82%
f
0.79%
f
0.84% 0.85% 0.86%
f
Net investment (loss) ................ (0.35)% (0.50)% (0.56)% (0.39)% (0.26)% (0.32)%
Supplemental data
Net assets, end of period (000’s) ........ $8,213,117 $7,214,315 $12,129,483 $8,378,574 $4,504,434 $3,741,562
Portfolio turnover rate ................ 8.10% 40.72% 18.77% 13.82% 20.01% 17.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $74.75 $128.06 $99.49 $68.60 $68.07 $53.49
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.43) (1.29) (1.55) (0.91) (0.66) (0.65)
Net realized and unrealized gains (losses) 13.09 (49.80) 30.12 32.46 3.10 16.39
Total from investment operations ........ 12.66 (51.09) 28.57 31.55 2.44 15.74
Less distributions from:
Net realized gains ................. — (2.22) — (0.66) (1.91) (1.16)
Net asset value, end of period .......... $87.41 $74.75 $128.06 $99.49 $68.60 $68.07
Total return
c
....................... 16.94% (40.60)% 28.72% 46.37% 3.97% 29.93%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.61% 1.57% 1.54% 1.60% 1.61% 1.61%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.61%
f
1.57%
f
1.54%
f
1.59% 1.60% 1.61%
f
Net investment (loss) ................ (1.10)% (1.26)% (1.31)% (1.14)% (1.01)% (1.07)%
Supplemental data
Net assets, end of period (000’s) ........ $772,011 $715,976 $1,339,016 $1,095,702 $597,927 $611,221
Portfolio turnover rate ................ 8.10% 40.72% 18.77% 13.82% 20.01% 17.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $89.14 $151.52 $117.13 $80.26 $78.88 $61.51
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.28) (0.91) (1.14) (0.60) (0.39) (0.40)
Net realized and unrealized gains (losses) 15.64 (59.25) 35.53 38.13 3.68 18.93
Total from investment operations ........ 15.36 (60.16) 34.39 37.53 3.29 18.53
Less distributions from:
Net realized gains ................. — (2.22) — (0.66) (1.91) (1.16)
Net asset value, end of period .......... $104.50 $89.14 $151.52 $117.13 $80.26 $78.88
Total return
c
....................... 17.23% (40.29)% 29.36% 47.09% 4.52% 30.57%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.07% 1.04% 1.10% 1.11% 1.11%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.11%
f
1.07%
f
1.04%
f
1.09% 1.10% 1.11%
f
Net investment (loss) ................ (0.60)% (0.75)% (0.81)% (0.63)% (0.51)% (0.57)%
Supplemental data
Net assets, end of period (000’s) ........ $210,747 $188,831 $311,646 $221,041 $123,721 $95,925
Portfolio turnover rate ................ 8.10% 40.72% 18.77% 13.82% 20.01% 17.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $97.95 $165.26 $127.01 $86.46 $84.31 $65.28
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.02 (0.18) (0.36) (0.05) 0.07 0.04
Net realized and unrealized gains (losses) 17.22 (64.91) 38.61 41.26 3.99 20.15
Total from investment operations ........ 17.24 (65.09) 38.25 41.21 4.06 20.19
Less distributions from:
Net realized gains ................. — (2.22) — (0.66) (1.91) (1.16)
Net asset value, end of period .......... $115.19 $97.95 $165.26 $127.01 $86.46 $84.31
Total return
c
....................... 17.60% (39.92)% 30.12% 47.97% 5.15% 31.38%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.48% 0.46% 0.46% 0.50% 0.51% 0.50%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.48%
f
0.45% 0.46%
f
0.50%
f
0.50% 0.50%
f
Net investment income (loss) .......... 0.03% (0.13)% (0.23)% (0.05)% 0.09% 0.04%
Supplemental data
Net assets, end of period (000’s) ........ $7,227,423 $6,322,021 $9,820,184 $5,817,028 $2,473,942 $1,688,595
Portfolio turnover rate ................ 8.10% 40.72% 18.77% 13.82% 20.01% 17.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $96.64 $163.27 $125.58 $85.58 $83.56 $64.78
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.05) (0.34) (0.48) (0.15) (0.01) (0.06)
Net realized and unrealized gains (losses) 16.98 (64.07) 38.17 40.81 3.94 20.00
Total from investment operations ........ 16.93 (64.41) 37.69 40.66 3.93 19.94
Less distributions from:
Net realized gains ................. — (2.22) — (0.66) (1.91) (1.16)
Net asset value, end of period .......... $113.57 $96.64 $163.27 $125.58 $85.58 $83.56
Total return
c
....................... 17.52% (39.99)% 30.01% 47.83% 5.04% 31.21%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.57% 0.54% 0.60% 0.61% 0.61%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.61%
f
0.57%
f
0.54%
f
0.59% 0.60% 0.61%
f
Net investment (loss) ................ (0.10)% (0.26)% (0.32)% (0.15)% (0.01)% (0.07)%
Supplemental data
Net assets, end of period (000’s) ........ $2,387,446 $2,280,138 $4,352,531 $2,884,489 $1,154,604 $680,066
Portfolio turnover rate ................ 8.10% 40.72% 18.77% 13.82% 20.01% 17.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin DynaTech Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 1.3%
a
Axon Enterprise, Inc. ................................... United States 700,000 $ 157,395,000
HEICO Corp. ........................................ United States 500,000 85,520,000
242,915,000
Automobile Components 0.1%
a,b
Mobileye Global, Inc., A ................................. Israel 300,000 12,981,000
Automobiles 2.8%
a
Tesla, Inc. ........................................... United States 2,500,000 518,650,000
Biotechnology 1.1%
a
Argenx SE .......................................... Netherlands 300,000 111,411,779
a
Ascendis Pharma A/S, ADR ............................. Denmark 250,000 26,805,000
a
Genmab A/S, ADR .................................... Denmark 500,000 18,880,000
a
Halozyme Therapeutics, In c. ............................. United States 500,000 19,095,000
a
Moderna, Inc. ........................................ United States 250,000 38,395,000
214,586,779
Broadline Retail 7.1%
a
Amazon.com, Inc. ..................................... United States 10,000,000 1,032,900,000
a
Etsy, Inc. ............................................ United States 300,000 33,399,000
a
MercadoLibre, Inc. .................................... Brazil 200,000 263,612,000
1,329,911,000
Capital Markets 2.6%
FactSet Research Systems, Inc. .......................... United States 100,000 41,509,000
Moody's Corp. ........................................ United States 100,000 30,602,000
MSCI, Inc. ........................................... United States 400,000 223,876,000
Tradeweb Markets, Inc., A ............................... United States 2,500,000 197,550,000
493,537,000
Chemicals 1.0%
Corteva, Inc. ......................................... United States 2,750,000 165,852,500
FMC Corp. .......................................... United States 100,000 12,213,000
178,065,500
Construction & Engineering 1.0%
Quanta Services, Inc. .................................. United States 1,100,000 183,304,000
Electric Utilities 1.6%
NextEra Energy, Inc. ................................... United States 4,000,000 308,320,000
Electrical Equipment 0.2%
a
Array Technologies, Inc. ................................ United States 600,000 13,128,000
a
LG Energy Solution Ltd. ................................ South Korea 10,000 4,489,461
a
NEXTracker, Inc., A .................................... United States 200,000 7,252,000
a
Shoals Technologies Group, Inc., A ........................ United States 600,000 13,674,000
38,543,461
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., A .................................... United States 500,000 40,860,000
Keyence Corp. ....................................... Japan 200,000 98,036,521
a
Keysight Technologies, Inc. .............................. United States 350,000 56,518,000
Samsung SDI Co. Ltd. ................................. South Korea 100,000 56,601,284
252,015,805
Energy Equipment & Services 1.2%
Baker Hughes Co. ..................................... United States 1,450,000 41,847,000
a
Oceaneering International, Inc. ........................... United States 1,100,000 19,393,000
Schlumberger NV ..................................... United States 3,000,000 147,300,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
TechnipFMC plc ...................................... United Kingdom 700,000 $ 9,555,000
218,095,000
Entertainment 0.0%
†
a
Sea Ltd., ADR ........................................ Singapore 50,000 4,327,500
Financial Services 6.2%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 318,700,450
Mastercard, Inc., A .................................... United States 1,700,000 617,797,000
a
Toast, Inc., A ......................................... United States 550,000 9,762,500
Visa, Inc., A .......................................... United States 1,000,000 225,460,000
1,171,719,950
Ground Transportation 0.2%
a
Uber Technologies, Inc. ................................. United States 1,250,000 39,625,000
Health Care Equipment & Supplies 5.5%
a
Dexcom, Inc. ......................................... United States 300,000 34,854,000
a
Edwards Lifesciences Corp. ............................. United States 500,000 41,365,000
a
GE HealthCare Technologies, Inc. ......................... United States 50,000 4,101,500
a
Haemonetics Corp. .................................... United States 100,000 8,275,000
a
IDEXX Laboratories, Inc. ................................ United States 725,000 362,558,000
a
Inmode Ltd. ......................................... United States 100,000 3,196,000
a
Inspire Medical Systems, Inc. ............................ United States 800,000 187,256,000
a
Insulet Corp. ......................................... United States 350,000 111,636,000
a
Intuitive Surgical, Inc. .................................. United States 1,000,000 255,470,000
Stryker Corp. ........................................ United States 100,000 28,547,000
1,037,258,500
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc. ................................ United States 500,000 236,295,000
Health Care Technology 0.4%
a
Veeva Systems, Inc., A ................................. United States 450,000 82,705,500
Hotels, Restaurants & Leisure 0.7%
a
Airbnb, Inc., A ........................................ United States 500,000 62,200,000
a
Booking Holdings, Inc. ................................. United States 25,000 66,310,250
128,510,250
Interactive Media & Services 3.3%
a
Alphabet, Inc., A ...................................... United States 6,000,000 622,380,000
IT Services 2.3%
a
Cloudflare, Inc., A ..................................... United States 400,000 24,664,000
a
MongoDB, Inc. ....................................... United States 750,000 174,840,000
a
Shopify, Inc., A ....................................... Canada 3,250,000 155,815,330
a
Snowflake, Inc., A ..................................... United States 450,000 69,430,500
424,749,830
Life Sciences Tools & Services 7.2%
Danaher Corp. ....................................... United States 2,000,000 504,080,000
Lonza Group AG ...................................... Switzerland 200,000 120,406,520
a
Repligen Corp. ....................................... United States 950,000 159,942,000
Thermo Fisher Scientific, Inc. ............................ United States 1,000,000 576,370,000
1,360,798,520
Pharmaceuticals 1.6%
AstraZeneca plc, ADR .................................. United Kingdom 2,350,000 163,113,500
Eli Lilly & Co. ........................................ United States 325,000 111,611,500

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
a
Jazz Pharmaceuticals plc ............................... United States 225,000 $ 32,924,250
307,649,250
Professional Services 0.3%
a
CoStar Group, Inc. .................................... United States 800,000 55,080,000
Semiconductors & Semiconductor Equipment 17.2%
a
Advanced Micro Devices, Inc. ............................ United States 50,000 4,900,500
Analog Devices, Inc. ................................... United States 2,000,000 394,440,000
ASM International NV .................................. Netherlands 225,000 91,331,905
ASML Holding NV, ADR ................................ Netherlands 775,000 527,550,250
a
Enphase Energy, Inc. .................................. United States 500,000 105,140,000
Entegris, Inc. ......................................... United States 1,000,000 82,010,000
a
First Solar, Inc. ....................................... United States 25,000 5,437,500
Intel Corp. ........................................... United States 500,000 16,335,000
KLA Corp. ........................................... United States 550,000 219,543,500
Lam Research Corp. ................................... United States 535,000 283,614,200
a
Lattice Semiconductor Corp. ............................. United States 800,000 76,400,000
Monolithic Power Systems, Inc. ........................... United States 525,000 262,783,500
NVIDIA Corp. ........................................ United States 4,000,000 1,111,080,000
a
SolarEdge Technologies, Inc. ............................ United States 150,000 45,592,500
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 75,000 6,976,500
3,233,135,355
Software 28.3%
a
Adobe, Inc. .......................................... United States 100,000 38,537,000
a
ANSYS, Inc. ......................................... United States 600,000 199,680,000
a
Aspen Technology, Inc. ................................. United States 500,000 114,435,000
a
Atlassian Corp., A ..................................... United States 650,000 111,260,500
a
Cadence Design Systems, Inc. ........................... United States 2,300,000 483,207,000
Constellation Software, Inc. .............................. Canada 30,000 56,397,825
a
Datadog, Inc., A ...................................... United States 1,350,000 98,091,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 500,000 40,305,000
a
Gitlab, Inc., A ........................................ United States 1,100,000 37,719,000
a
HubSpot, Inc. ........................................ United States 600,000 257,250,000
a
Intapp, Inc. .......................................... United States 25,000 1,121,000
Intuit, Inc. ........................................... United States 1,000,000 445,830,000
a,c
Lumine Group, Inc., Reg S .............................. Canada 90,011 979,625
Microsoft Corp. ....................................... United States 4,200,000 1,210,860,000
a
Monday.com Ltd. ...................................... United States 750,000 107,062,500
a
Palo Alto Networks, Inc. ................................ United States 1,000,000 199,740,000
a
Paycom Software, Inc. ................................. United States 250,000 76,002,500
a
Paylocity Holding Corp. ................................. United States 250,000 49,695,000
a
Procore Technologies, Inc. .............................. United States 1,000,000 62,630,000
Roper Technologies, Inc. ................................ United States 500,000 220,345,000
a
Salesforce, Inc. ....................................... United States 1,000,000 199,780,000
a
ServiceNow, Inc. ...................................... United States 1,150,000 534,428,000
a
SPS Commerce, Inc. ................................... United States 25,000 3,807,500
a
Synopsys, Inc. ....................................... United States 1,250,000 482,812,500
a
Tyler Technologies, Inc. ................................. United States 250,000 88,660,000
a
Workday, Inc., A ...................................... United States 1,000,000 206,540,000
a
Xero Ltd. ............................................ New Zealand 50,000 3,032,799
5,330,208,749
Specialized REITs 0.5%
Crown Castle, Inc. ..................................... United States 100,000 13,384,000
SBA Communications Corp. ............................. United States 300,000 78,321,000
91,705,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 145 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc. .......................................... United States 2,500,000 $ 412,250,000
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 300,000 16,182,000
Total Common Stocks (Cost $11,409,018,293) ...................................
18,545,504,949
Preferred Stocks 0.2%
Life Sciences Tools & Services 0.2%
d
Sartorius AG, 0.37% ................................... Germany 100,000 42,147,570
Total Preferred Stocks (Cost $40,747,986) ......................................
42,147,570
Total Long Term Investments (Cost $11,449,766,279) ............................
18,587,652,519
a
Short Term Investments 1.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 239,555,443 239,555,443
Total Money Market Funds (Cost $239,555,443) .................................
239,555,443
a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.0%
Money Market Funds 0.0%
†
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 11,474,000 11,474,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $11,474,000) ...........................................................
11,474,000
Total Short Term Investments (Cost $251,029,443 ) ...............................
251,029,443
a
Total Investments (Cost $11,700,795,722) 100.1% ................................
$18,838,681,962
Other Assets, less Liabilities (0.1)% ...........................................
(27,937,859)
Net Assets 100.0% ...........................................................
$18,810,744,103
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2023. See Note 1(f).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $319,680,075, representing 1.7% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(f) regarding securities on loan.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2020
a
2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $19.30 $31.61 $25.05 $20.16
Income from investment operations
b
:
Net investment (loss)
c
....................................... (0.04) (0.18) (0.23) (0.10)
Net realized and unrealized gains (losses) ........................ 3.56 (11.95) 7.00 4.99
Total from investment operations ................................. 3.52 (12.13) 6.77 4.89
Less distributions from:
Net realized gains .......................................... — (0.18) (0.21) —
Net asset value, end of period ................................... $22.82 $19.30 $31.61 $25.05
Total return
d
................................................ 18.24% (38.61)% 27.17% 24.26%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.45% 1.37% 1.36% 1.81%
Expenses net of waiver and payments by affiliates .................... 1.09% 1.10%
f
1.10%
f
1.10%
Net investment (loss) ......................................... (0.40)% (0.69)% (0.78)% (0.72)%
Supplemental data
Net assets, end of period (000’s) ................................. $62,157 $53,027 $80,509 $26,793
Portfolio turnover rate ......................................... 7.24% 39.93% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2020
a
2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $18.92 $31.23 $24.94 $20.16
Income from investment operations
b
:
Net investment (loss)
c
....................................... (0.11) (0.37) (0.44) (0.21)
Net realized and unrealized gains (losses) ........................ 3.48 (11.76) 6.94 4.99
Total from investment operations ................................. 3.37 (12.13) 6.50 4.78
Less distributions from:
Net realized gains .......................................... — (0.18) (0.21) —
Net asset value, end of period ................................... $22.29 $18.92 $31.23 $24.94
Total return
d
................................................ 17.81% (39.08)% 26.20% 23.71%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 2.21% 2.12% 2.12% 2.56%
Expenses net of waiver and payments by affiliates .................... 1.85% 1.85%
f
1.85%
f
1.85%
Net investment (loss) ......................................... (1.15)% (1.44)% (1.53)% (1.47)%
Supplemental data
Net assets, end of period (000’s) ................................. $4,542 $3,954 $6,028 $3,931
Portfolio turnover rate ......................................... 7.24% 39.93% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2020
a
2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $19.20 $31.53 $25.06 $20.16
Income from investment operations
b
:
Net investment (loss)
c
....................................... (0.07) (0.24) (0.31) (0.11)
Net realized and unrealized gains (losses) ........................ 3.55 (11.91) 6.99 5.01
Total from investment operations ................................. 3.48 (12.15) 6.68 4.90
Less distributions from:
Net realized gains .......................................... — (0.18) (0.21) —
Net asset value, end of period ................................... $22.68 $19.20 $31.53 $25.06
Total return
d
................................................ 18.12% (38.77)% 26.79% 24.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.71% 1.61% 1.66% 1.65%
Expenses net of waiver and payments by affiliates .................... 1.35% 1.35%
f
1.38%
f
1.04%
Net investment (loss) ......................................... (0.65)% (0.94)% (1.05)% (0.77)%
Supplemental data
Net assets, end of period (000’s) ................................. $969 $723 $984 $643
Portfolio turnover rate ......................................... 7.24% 39.93% 22.77% 33.93%
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2020
a
2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $19.45 $31.78 $25.10 $20.16
Income from investment operations
b
:
Net investment (loss)
c
....................................... (0.01) (0.11) (0.13) (0.07)
Net realized and unrealized gains (losses) ........................ 3.60 (12.04) 7.02 5.01
Total from investment operations ................................. 3.59 (12.15) 6.89 4.94
Less distributions from:
Net realized gains .......................................... — (0.18) (0.21) —
Net asset value, end of period ................................... $23.04 $19.45 $31.78 $25.10
Total return
d
................................................ 18.46% (38.46)% 27.59% 24.50%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.03% 0.98% 1.05% 2.08%
Expenses net of waiver and payments by affiliates .................... 0.82% 0.82%
f
0.77%
f
0.85%
Net investment (loss) ......................................... (0.13)% (0.42)% (0.44)% (0.52)%
Supplemental data
Net assets, end of period (000’s) ................................. $63 $46 $75 $65
Portfolio turnover rate ......................................... 7.24% 39.93% 22.77% 33.93%
f
Benefit of expense reduction rounds to less than 0.01%.
a
For the period February 14, 2020 (effective date) to September 30, 2020.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Custodian Funds
Financial Highlights
Franklin Focused Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.43 $31.75 $25.10 $17.62 $17.24 $13.36
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.01) (0.13) (0.16) (0.09) (0.06) (0.05)
Net realized and unrealized gains (losses) 3.60 (12.01) 7.02 8.66 0.52 3.93
Total from investment operations ........ 3.59 (12.14) 6.86 8.57 0.46 3.88
Less distributions from:
Net investment income .............. — — — — (0.01) —
Net realized gains ................. — (0.18) (0.21) (1.09) (0.07) —
Total distributions ................... — (0.18) (0.21) (1.09) (0.08) —
Net asset value, end of period .......... $23.02 $19.43 $31.75 $25.10 $17.62 $17.24
Total return
c
....................... 18.42% (38.44)% 27.47% 51.20% 2.80% 29.04%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.12% 1.12% 2.04% 2.41% 2.23%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.85%
e
0.85%
e
0.88% 1.00% 1.00%
e
Net investment (loss) ................ (0.14)% (0.47)% (0.53)% (0.41)% (0.36)% (0.34)%
Supplemental data
Net assets, end of period (000’s) ........ $14,615 $9,519 $25,041 $16,747 $4,404 $4,310
Portfolio turnover rate ................ 7.24% 39.93% 22.77% 33.93% 28.65% 14.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin Focused Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 1.4%
a
Axon Enterprise, Inc. ................................... United States 5,000 $ 1,124,250
Automobiles 4.3%
a
Tesla, Inc. ........................................... United States 17,000 3,526,820
Broadline Retail 8.6%
a
Amazon.com, Inc. ..................................... United States 58,958 6,089,772
a
MercadoLibre, Inc. .................................... Brazil 740 975,364
7,065,136
Capital Markets 2.4%
MSCI, Inc. ........................................... United States 3,500 1,958,915
Consumer Staples Distribution & Retail 4.8%
Costco Wholesale Corp. ................................ United States 8,000 3,974,960
Electric Utilities 4.3%
NextEra Energy, Inc. ................................... United States 46,000 3,545,680
Energy Equipment & Services 0.8%
Schlumberger NV ..................................... United States 14,000 687,400
Financial Services 5.8%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,000 1,593,502
Mastercard, Inc., A .................................... United States 8,850 3,216,179
4,809,681
Ground Transportation 0.9%
Canadian Pacific Railway Ltd. ............................ Canada 10,000 769,400
Health Care Equipment & Supplies 4.8%
a
IDEXX Laboratories, Inc. ................................ United States 4,530 2,265,362
a
Intuitive Surgical, Inc. .................................. United States 6,500 1,660,555
3,925,917
Health Care Technology 1.1%
a
Veeva Systems, Inc., A ................................. United States 4,920 904,247
Interactive Media & Services 3.6%
a
Alphabet, Inc., A ...................................... United States 28,900 2,997,797
IT Services 3.2%
a
MongoDB, Inc. ....................................... United States 3,000 699,360
a
Shopify, Inc., A ....................................... Canada 25,000 1,198,580
a
Snowflake, Inc., A ..................................... United States 5,000 771,450
2,669,390
Life Sciences Tools & Services 5.3%
Danaher Corp. ....................................... United States 13,300 3,352,132
a
Repligen Corp. ....................................... United States 5,895 992,482
4,344,614
Metals & Mining 1.0%
Freeport-McMoRan, Inc. ................................ United States 20,000 818,200
Oil, Gas & Consumable Fuels 0.8%
Hess Corp. .......................................... United States 5,000 661,700
Personal Care Products 1.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 4,500 1,109,070
Pharmaceuticals 1.3%
Eli Lilly & Co. ........................................ United States 3,000 1,030,260

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Focused Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

s
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 19.2%
Analog Devices, Inc. ................................... United States 15,000 $ 2,958,300
ASML Holding NV, ADR ................................ Netherlands 5,700 3,880,047
a
Enphase Energy, Inc. .................................. United States 1,500 315,420
NVIDIA Corp. ........................................ United States 28,496 7,915,334
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 8,000 744,160
15,813,261
Software 21.5%
a
Cadence Design Systems, Inc. ........................... United States 10,000 2,100,900
Intuit, Inc. ........................................... United States 3,500 1,560,405
Microsoft Corp. ....................................... United States 32,427 9,348,704
a
Salesforce, Inc. ....................................... United States 7,000 1,398,460
a
ServiceNow, Inc. ...................................... United States 7,000 3,253,040
17,661,509
Specialized REITs 1.9%
SBA Communications Corp. ............................. United States 6,000 1,566,420
Total Common Stocks (Cost $73,871,384) ......................................
80,964,627
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 1,201,709 1,201,709
Total Money Market Funds (Cost $1,201,709) ...................................
1,201,709
Total Short Term Investments (Cost $1,201,709 ) .................................
1,201,709
a
Total Investments (Cost $75,073,093) 99.8% ....................................
$82,166,336
Other Assets, less Liabilities 0.2% .............................................
180,489
Net Assets 100.0% ...........................................................
$82,346,825
See Abbreviations on page 145 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the value of this security was
$1,593,502, representing 1.9% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $105.41 $151.73 $129.91 $110.04 $107.59 $91.61
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.10 0.01 (0.06) 0.33 0.46 0.41
Net realized and unrealized gains (losses) 16.75 (32.51) 32.67 25.99 3.47 18.18
Total from investment operations ........ 16.85 (32.50) 32.61 26.32 3.93 18.59
Less distributions from:
Net investment income .............. — — (0.18) (0.46) (0.44) (0.36)
Net realized gains ................. (10.71) (13.82) (10.61) (5.99) (1.04) (2.25)
Total distributions ................... (10.71) (13.82) (10.79) (6.45) (1.48) (2.61)
Net asset value, end of period .......... $111.55 $105.41 $151.73 $129.91 $110.04 $107.59
Total return
c
....................... 16.74% (23.83)% 26.44% 25.09% 3.79% 20.72%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.80% 0.79% 0.82% 0.83% 0.83%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.82%
f
0.80%
f
0.79%
f
0.81% 0.83%
f
0.83%
f
Net investment income (loss) .......... 0.18% 0.01% (0.04)% 0.29% 0.45% 0.41%
Supplemental data
Net assets, end of period (000’s) ........ $10,173,626 $9,118,403 $12,927,577 $10,990,297 $9,157,154 $9,044,834
Portfolio turnover rate ................ 1.60% 4.95%
g
6.04%
g
9.01% 4.91%
g
6.05%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $91.92 $134.93 $117.27 $100.21 $98.38 $84.25
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.27) (0.87) (1.01) (0.47) (0.29) (0.30)
Net realized and unrealized gains (losses) 14.48 (28.32) 29.28 23.52 3.16 16.68
Total from investment operations ........ 14.21 (29.19) 28.27 23.05 2.87 16.38
Less distributions from:
Net realized gains ................. (10.71) (13.82) (10.61) (5.99) (1.04) (2.25)
Net asset value, end of period .......... $95.42 $91.92 $134.93 $117.27 $100.21 $98.38
Total return
c
....................... 16.29% (24.40)% 25.51% 24.16% 3.02% 19.82%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.57% 1.55% 1.54% 1.57% 1.58% 1.58%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.57%
f
1.55%
f
1.54%
f
1.56% 1.58%
f
1.58%
f
Net investment (loss) ................ (0.57)% (0.75)% (0.79)% (0.46)% (0.30)% (0.34)%
Supplemental data
Net assets, end of period (000’s) ........ $415,735 $407,722 $666,348 $727,093 $704,217 $1,060,258
Portfolio turnover rate ................ 1.60% 4.95%
g
6.04%
g
9.01% 4.91%
g
6.05%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $104.43 $150.77 $129.28 $109.49 $107.00 $91.13
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) (0.32) (0.41) 0.05 0.21 0.16
Net realized and unrealized gains (losses) 16.58 (32.20) 32.51 25.86 3.46 18.09
Total from investment operations ........ 16.54 (32.52) 32.10 25.91 3.67 18.25
Less distributions from:
Net investment income .............. — — — (0.13) (0.14) (0.13)
Net realized gains ................. (10.71) (13.82) (10.61) (5.99) (1.04) (2.25)
Total distributions ................... (10.71) (13.82) (10.61) (6.12) (1.18) (2.38)
Net asset value, end of period .......... $110.26 $104.43 $150.77 $129.28 $109.49 $107.00
Total return
c
....................... 16.59% (24.01)% 26.13% 24.78% 3.54% 20.42%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.05% 1.04% 1.07% 1.08% 1.08%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.07%
f
1.05%
f
1.04%
f
1.06% 1.08%
f
1.08%
f
Net investment income (loss) .......... (0.07)% (0.25)% (0.29)% 0.04% 0.20% 0.16%
Supplemental data
Net assets, end of period (000’s) ........ $270,303 $249,874 $395,301 $420,082 $435,331 $524,960
Portfolio turnover rate ................ 1.60% 4.95%
g
6.04%
g
9.01% 4.91%
g
6.05%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $106.22 $152.40 $130.31 $110.37 $107.90 $91.90
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.46 0.41 0.71 0.83 0.77
Net realized and unrealized gains (losses) 16.87 (32.72) 32.76 26.06 3.47 18.22
Total from investment operations ........ 17.16 (32.26) 33.17 26.77 4.30 18.99
Less distributions from:
Net investment income .............. (0.25) (0.10) (0.47) (0.84) (0.79) (0.74)
Net realized gains ................. (10.71) (13.82) (10.61) (5.99) (1.04) (2.25)
Total distributions ................... (10.96) (13.92) (11.08) (6.83) (1.83) (2.99)
Net asset value, end of period .......... $112.42 $106.22 $152.40 $130.31 $110.37 $107.90
Total return
c
....................... 16.93% (23.57)% 26.86% 25.51% 4.16% 21.17%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.48% 0.46% 0.47% 0.48% 0.48% 0.47%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.47% 0.46%
f
0.47%
f
0.48%
f
0.48%
f
0.46%
Net investment income ............... 0.53% 0.34% 0.29% 0.63% 0.80% 0.78%
Supplemental data
Net assets, end of period (000’s) ........ $2,140,859 $2,000,923 $3,113,946 $2,999,370 $2,545,800 $2,634,455
Portfolio turnover rate ................ 1.60% 4.95%
g
6.04%
g
9.01% 4.91%
g
6.05%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 13.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $106.25 $152.47 $130.38 $110.41 $107.95 $91.90
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.34 0.30 0.62 0.72 0.66
Net realized and unrealized gains (losses) 16.89 (32.74) 32.79 26.07 3.47 18.23
Total from investment operations ........ 17.13 (32.40) 33.09 26.69 4.19 18.89
Less distributions from:
Net investment income .............. (0.16) — (0.39) (0.73) (0.69) (0.59)
Net realized gains ................. (10.71) (13.82) (10.61) (5.99) (1.04) (2.25)
Total distributions ................... (10.87) (13.82) (11.00) (6.72) (1.73) (2.84)
Net asset value, end of period .......... $112.51 $106.25 $152.47 $130.38 $110.41 $107.95
Total return
c
....................... 16.89% (23.64)% 26.76% 25.41% 4.05% 21.02%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.57% 0.55% 0.54% 0.57% 0.58% 0.58%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.57%
f
0.55%
f
0.54%
f
0.56% 0.58%
f
0.58%
f
Net investment income ............... 0.43% 0.25% 0.21% 0.54% 0.70% 0.66%
Supplemental data
Net assets, end of period (000’s) ........ $2,889,366 $2,652,765 $4,229,679 $3,549,412 $3,154,342 $3,139,208
Portfolio turnover rate ................ 1.60% 4.95%
g
6.04%
g
9.01% 4.91%
g
6.05%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) and 13 .

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Aerospace & Defense 4.9%
BWX Technologies, Inc. ................................ United States 1,361,711 $ 85,842,262
Lockheed Martin Corp. ................................. United States 350,955 165,906,957
Northrop Grumman Corp. ............................... United States 635,597 293,467,847
Raytheon Technologies Corp. ............................ United States 2,319,110 227,110,442
772,327,508
Automobiles 0.6%
a
Tesla, Inc. ........................................... United States 485,583 100,739,049
Beverages 3.6%
Brown-Forman Corp., B ................................ United States 1,560,182 100,272,897
Constellation Brands, Inc., A ............................. United States 535,378 120,936,536
a
Monster Beverage Corp. ................................ United States 4,283,526 231,353,239
PepsiCo, Inc. ........................................ United States 624,045 113,763,404
566,326,076
Biotechnology 1.7%
AbbVie, Inc. ......................................... United States 441,587 70,375,720
Amgen, Inc. ......................................... United States 516,636 124,896,753
a
Argenx SE, ADR ...................................... Netherlands 30,811 11,479,562
a
Regeneron Pharmaceuticals, Inc. ......................... United States 73,146 60,101,874
266,853,909
Broadline Retail 3.0%
a
Amazon.com, Inc. ..................................... United States 4,686,824 484,102,051
Building Products 1.5%
Allegion plc .......................................... United States 476,985 50,908,609
Trane Technologies plc ................................. United States 1,002,969 184,526,237
235,434,846
Capital Markets 3.9%
BlackRock, Inc. ....................................... United States 125,420 83,921,031
Blackstone, Inc. ...................................... United States 356,607 31,324,359
Charles Schwab Corp. (The) ............................. United States 2,857,882 149,695,859
Intercontinental Exchange, Inc. ........................... United States 1,368,390 142,709,393
S&P Global, Inc. ...................................... United States 355,225 122,470,923
Tradeweb Markets, Inc., A ............................... United States 1,144,120 90,408,362
620,529,927
Chemicals 3.0%
Air Products and Chemicals, Inc. .......................... United States 480,067 137,880,043
Ecolab, Inc. .......................................... United States 598,778 99,115,722
Linde plc ............................................ United States 697,627 247,964,541
484,960,306
Commercial Services & Supplies 0.5%
Republic Services, Inc. ................................. United States 624,999 84,512,365
Construction Materials 0.7%
Martin Marietta Materials, Inc. ............................ United States 304,897 108,256,729
Consumer Staples Distribution & Retail 0.2%
Costco Wholesale Corp. ................................ United States 53,949 26,805,640
Electric Utilities 1.0%
NextEra Energy, Inc. ................................... United States 1,971,046 151,928,226

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.1%
AMETEK, Inc. ........................................ United States 672,067 $ 97,671,497
Eaton Corp. plc ....................................... United States 443,764 76,034,524
173,706,021
Electronic Equipment, Instruments & Components 3.1%
Amphenol Corp., A .................................... United States 2,780,815 227,248,202
a
Keysight Technologies, Inc. .............................. United States 147,391 23,800,699
TE Connectivity Ltd. ................................... United States 1,794,257 235,316,805
486,365,706
Entertainment 0.3%
a
ROBLOX Corp., A ..................................... United States 1,192,286 53,629,024
Financial Services 4.8%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 73,341 116,869,048
Mastercard , Inc., A .................................... United States 976,926 355,024,678
a
Paymentus Holdings, Inc., A ............................. United States 906,285 8,029,685
Visa, Inc., A .......................................... United States 1,226,618 276,553,294
756,476,705
Food Products 0.3%
Lamb Weston Holdings, Inc. ............................. United States 526,459 55,025,495
Ground Transportation 3.3%
Canadian Pacific Railway Ltd. ............................ Canada 1,364,749 105,003,788
JB Hunt Transport Services, Inc. .......................... United States 480,067 84,232,556
a
Uber Technologies, Inc. ................................. United States 978,339 31,013,346
Union Pacific Corp. .................................... United States 1,500,110 301,912,139
522,161,829
Health Care Equipment & Supplies 4.2%
Abbott Laboratories .................................... United States 751,302 76,076,840
a
Edwards Lifesciences Corp. ............................. United States 1,048,724 86,760,936
a
Haemonetics Corp. .................................... United States 747,064 61,819,546
a
Intuitive Surgical, Inc. .................................. United States 996,140 254,483,886
Stryker Corp. ........................................ United States 394,047 112,488,597
Teleflex, Inc. ......................................... United States 321,702 81,490,334
673,120,139
Health Care Providers & Services 0.9%
Laboratory Corp. of America Holdings ...................... United States 323,216 74,152,214
UnitedHealth Group, Inc. ................................ United States 150,015 70,895,589
145,047,803
Health Care Technology 0.3%
a
Veeva Systems, Inc., A ................................. United States 265,213 48,743,497
Hotels, Restaurants & Leisure 1.4%
a
Airbnb, Inc., A ........................................ United States 350,090 43,551,196
a
Booking Holdings, Inc. ................................. United States 28,473 75,522,070
a
Las Vegas Sands Corp. ................................. United States 1,745,783 100,295,233
219,368,499
Industrial REITs 0.1%
Prologis, Inc. ......................................... United States 134,800 16,818,996
Interactive Media & Services 3.0%
a
Alphabet, Inc., A ...................................... United States 2,083,620 216,133,902

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Alphabet, Inc., C ...................................... United States 2,519,700 $ 262,048,800
478,182,702
IT Services 0.8%
a,c,d
Canva , Inc. .......................................... Australia 25,413 20,112,109
a
Shopify, Inc., A ....................................... Canada 417,200 20,000,568
a
Snowflake, Inc., A ..................................... United States 537,179 82,881,348
122,994,025
Life Sciences Tools & Services 6.8%
Agilent Technologies, Inc. ............................... United States 1,248,068 172,657,727
Danaher Corp. ....................................... United States 1,106,072 278,774,387
a
Illumina, Inc. ......................................... United States 577,514 134,300,881
a
Mettler -Toledo International, Inc. .......................... United States 221,809 339,414,350
Thermo Fisher Scientific, Inc. ............................ United States 272,834 157,253,332
1,082,400,677
Machinery 4.2%
Deere & Co. ......................................... United States 451,451 186,395,089
Dover Corp. ......................................... United States 380,644 57,835,049
Illinois Tool Works, Inc. ................................. United States 960,119 233,740,971
Ingersoll Rand, Inc. .................................... United States 1,884,276 109,627,178
a
Proterra , Inc. ......................................... United States 3,038,197 4,618,059
Xylem, Inc. .......................................... United States 802,201 83,990,445
676,206,791
Media 0.3%
Cable One, Inc. ....................................... United States 37,275 26,167,050
Comcast Corp., A ..................................... United States 771,078 29,231,567
55,398,617
Personal Care Products 0.3%
Estee Lauder Cos., Inc. (The), A .......................... United States 180,608 44,512,648
Pharmaceuticals 3.8%
AstraZeneca plc, ADR .................................. United Kingdom 2,138,016 148,399,691
a
Catalent , Inc. ........................................ United States 2,119,187 139,251,778
Eli Lilly & Co. ........................................ United States 903,784 310,377,501
598,028,970
Professional Services 1.5%
Automatic Data Processing, Inc. .......................... United States 106,629 23,738,814
a
CoStar Group, Inc. .................................... United States 1,248,423 85,953,924
Equifax, Inc. ......................................... United States 470,856 95,508,431
Verisk Analytics, Inc. ................................... United States 180,621 34,653,945
239,855,114
Semiconductors & Semiconductor Equipment 8.9%
ASML Holding NV, ADR ................................ Netherlands 393,994 268,195,656
a
Enphase Energy, Inc. .................................. United States 106,000 22,289,680
Lam Research Corp. ................................... United States 28,850 15,293,962
a
Lattice Semiconductor Corp. ............................. United States 253,000 24,161,500
Monolithic Power Systems, Inc. ........................... United States 432,145 216,305,858
NVIDIA Corp. ........................................ United States 1,797,267 499,226,854
NXP Semiconductors NV ............................... China 674,130 125,708,392
Texas Instruments, Inc. ................................. United States 1,344,118 250,019,389
1,421,201,291

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 16.5%
a
Adobe, Inc. .......................................... United States 145,393 $ 56,030,100
a
ANSYS, Inc. ......................................... United States 126,932 42,242,970
a
Atlassian Corp., A ..................................... United States 269,462 46,123,811
a
Autodesk, Inc. ........................................ United States 751,213 156,372,498
a
BILL Holdings, Inc. .................................... United States 1,040,382 84,416,596
a,c,d
Checkout Payments Group Ltd., B ......................... United Kingdom 96,603 8,763,882
a
Crowdstrike Holdings, Inc., A ............................. United States 134,553 18,468,745
a
Gitlab , Inc., A ........................................ United States 99,936 3,426,805
Intuit, Inc. ........................................... United States 738,631 329,303,859
Microsoft Corp. ....................................... United States 2,988,268 861,517,664
a
Paycom Software, Inc. ................................. United States 181,566 55,197,880
a
Procore Technologies, Inc. .............................. United States 67,551 4,230,719
a
PTC, Inc. ........................................... United States 1,156,115 148,248,627
a
Salesforce, Inc. ....................................... United States 541,262 108,133,322
a
ServiceNow , Inc. ...................................... United States 656,895 305,272,244
a,c,d
Stripe, Inc., B ........................................ United States 540,043 10,873,301
a
Synopsys, Inc. ....................................... United States 509,920 196,956,600
a
Tyler Technologies, Inc. ................................. United States 115,752 41,050,289
a
Workday, Inc., A ...................................... United States 670,401 138,464,623
2,615,094,535
Specialized REITs 0.6%
Crown Castle, Inc. ..................................... United States 758,119 101,466,647
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc. .......................................... United States 4,586,193 756,263,226
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., B ......................................... United States 1,780,736 218,389,463
Trading Companies & Distributors 0.9%
Fastenal Co. ......................................... United States 2,639,613 142,380,725
Water Utilities 0.6%
American Water Works Co., Inc. .......................... United States 672,067 98,451,095
Total Common Stocks (Cost $4,999,379,053) ....................................
15,704,066,872
Convertible Preferred Stocks 0.5%
IT Services 0.0%
†
a,c,d
Canva , Inc., A ........................................ Australia 2,353 1,862,188
a,c,d
Canva , Inc., A-3 ...................................... Australia 94 74,393
a,c,d
Canva , Inc., A-4 ...................................... Australia 8 6,331
a,c,d
Canva , Inc., A-5 ...................................... Australia 5 3,957
1,946,869
Software 0.5%
a,c,d
Gusto, Inc., E ........................................ United States 822,494 28,668,904
a,c,d
OneTrust LLC, C ...................................... United States 849,894 9,348,834
a,c,d
Stripe, Inc., H ........................................ United States 756,137 15,224,168
a,c,d
Stripe, Inc., I ......................................... United States 1,230,266 24,770,348
78,012,254
Total Convertible Preferred Stocks (Cost $100,970,705) ..........................
79,959,123

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the value of this security was
$116,869,048, representing 0.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
d
See Note 8 regarding restricted securities.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
See Abbreviations on page 145 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.4%
Life Sciences Tools & Services 0.4%
e
Sartorius AG, 0.37% ................................... Germany 138,200 $ 58,247,942
Total Preferred Stocks (Cost $55,133,304) ......................................
58,247,942
Total Long Term Investments (Cost $5,155,483,062) .............................
15,842,273,937
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.6%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 94,647,361 94,647,361
Total Money Market Funds (Cost $94,647,361) ..................................
94,647,361
Total Short Term Investments (Cost $94,647,361 ) ................................
94,647,361
a
Total Investments (Cost $5,250,130,423) 100.3% ................................
$15,936,921,298
Other Assets, less Liabilities (0.3)% ...........................................
(47,032,451)
Net Assets 100.0% ...........................................................
$15,889,888,847

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.14 $2.47 $2.08 $2.30 $2.32 $2.31
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.04 0.07 0.08 0.08 0.08 (0.04)
Net realized and unrealized gains (losses) 0.19 (0.24) 0.42 (0.18) 0.02 0.05
Total from investment operations ........ 0.23 (0.17) 0.50 (0.10) 0.10 0.01
Less distributions from:
Net investment income .............. (0.07) (0.11) (0.11) (0.12) (0.12) —
Net realized gains ................. — (0.05) — — — —
Total distributions ................... (0.07) (0.16) (0.11) (0.12) (0.12) —
Net asset value, end of period .......... $2.30 $2.14 $2.47 $2.08 $2.30 $2.32
Total return
d
....................... 10.67% (7.28)% 24.55% (4.48)% 4.40% 0.43%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.72% 0.72% 0.71% 0.72% 0.71%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.71% 0.71% 0.72%
g
0.70% 0.72%
g
0.71%
g
Net investment income ............... 3.85% 3.08% 3.19% 3.64% 3.92% 3.89%
Supplemental data
Net assets, end of period (000’s) ........ $19,503,026 $16,829,899 $16,044,379 $10,072,437 $7,427,468 $107,057
Portfolio turnover rate ................ 30.95% 77.65% 68.93% 69.13% 43.63% 49.95%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.15 $2.48 $2.08 $2.30 $2.32 $2.39
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.08 0.08 0.09 0.09
Net realized and unrealized gains (losses) 0.18 (0.24) 0.43 (0.18) 0.01 (0.04)
Total from investment operations ........ 0.22 (0.16) 0.51 (0.10) 0.10 0.05
Less distributions from:
Net investment income .............. (0.07) (0.12) (0.11) (0.12) (0.12) (0.12)
Net realized gains ................. — (0.05) — — — —
Total distributions ................... (0.07) (0.17) (0.11) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.30 $2.15 $2.48 $2.08 $2.30 $2.32
Total return
c
....................... 10.22% (7.10)% 25.19% (4.39)% 4.50% 2.18%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.62% 0.62% 0.61% 0.62% 0.61%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.61% 0.61% 0.62%
f
0.60% 0.62%
f
0.61%
f
Net investment income ............... 3.95% 3.15% 3.32% 3.74% 4.02% 3.99%
Supplemental data
Net assets, end of period (000’s) ........ $31,801,876 $30,236,582 $35,704,730 $32,693,224 $39,625,649 $42,929,573
Portfolio turnover rate ................ 30.95% 77.65% 68.93% 69.13% 43.63% 49.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.19 $2.52 $2.12 $2.34 $2.35 $2.42
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.07 0.07 0.07 0.08 0.08
Net realized and unrealized gains (losses) 0.18 (0.25) 0.43 (0.18) 0.02 (0.04)
Total from investment operations ........ 0.22 (0.18) 0.50 (0.11) 0.10 0.04
Less distributions from:
Net investment income .............. (0.06) (0.10) (0.10) (0.11) (0.11) (0.11)
Net realized gains ................. — (0.05) — — — —
Total distributions ................... (0.06) (0.15) (0.10) (0.11) (0.11) (0.11)
Net asset value, end of period .......... $2.35 $2.19 $2.52 $2.12 $2.34 $2.35
Total return
c
....................... 10.70% (7.89)% 24.09% (4.80)% 4.35% 1.61%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.12% 1.13% 1.11% 1.12% 1.11%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.11% 1.11% 1.12% 1.10% 1.12%
f
1.11%
f
Net investment income ............... 3.44% 2.63% 2.84% 3.24% 3.52% 3.49%
Supplemental data
Net assets, end of period (000’s) ........ $5,594,774 $5,654,802 $7,507,658 $9,339,238 $13,488,627 $19,895,441
Portfolio turnover rate ................ 30.95% 77.65% 68.93% 69.13% 43.63% 49.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.10 $2.43 $2.04 $2.26 $2.28 $2.35
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.07 0.07 0.07 0.08 0.08
Net realized and unrealized gains (losses) 0.17 (0.24) 0.43 (0.18) 0.01 (0.04)
Total from investment operations ........ 0.21 (0.17) 0.50 (0.11) 0.09 0.04
Less distributions from:
Net investment income .............. (0.06) (0.11) (0.11) (0.11) (0.11) (0.11)
Net realized gains ................. — (0.05) — — — —
Total distributions ................... (0.06) (0.16) (0.11) (0.11) (0.11) (0.11)
Net asset value, end of period .......... $2.25 $2.10 $2.43 $2.04 $2.26 $2.28
Total return
c
....................... 10.25% (7.61)% 24.75% (4.82)% 4.20% 1.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.97% 0.97% 0.96% 0.97% 0.96%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.96% 0.96% 0.97%
f
0.95% 0.97%
f
0.96%
f
Net investment income ............... 3.60% 2.84% 2.97% 3.40% 3.67% 3.64%
Supplemental data
Net assets, end of period (000’s) ........ $302,991 $270,060 $257,109 $221,584 $265,531 $296,098
Portfolio turnover rate ................ 30.95% 77.65% 68.93% 69.13% 43.63% 49.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.14 $2.47 $2.07 $2.29 $2.30 $2.37
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.08 0.08 0.09 0.10 0.10
Net realized and unrealized gains (losses) 0.17 (0.24) 0.44 (0.19) 0.01 (0.05)
Total from investment operations ........ 0.22 (0.16) 0.52 (0.10) 0.11 0.05
Less distributions from:
Net investment income .............. (0.07) (0.12) (0.12) (0.12) (0.12) (0.12)
Net realized gains ................. — (0.05) — — — —
Total distributions ................... (0.07) (0.17) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.29 $2.14 $2.47 $2.07 $2.29 $2.30
Total return
c
....................... 10.89% (7.38)% 25.53% (4.23)% 5.17% 2.40%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.42% 0.42% 0.43% 0.40% 0.41% 0.39%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.41% 0.40% 0.41% 0.39% 0.40% 0.39%
f
Net investment income ............... 4.16% 3.43% 3.50% 3.96% 4.24% 4.21%
Supplemental data
Net assets, end of period (000’s) ........ $1,686,761 $1,158,685 $748,355 $1,626,735 $1,902,027 $2,062,334
Portfolio turnover rate ................ 30.95% 77.65% 68.93% 69.13% 43.63% 49.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.13 $2.46 $2.07 $2.28 $2.30 $2.37
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.08 0.08 0.08 0.09 0.10
Net realized and unrealized gains (losses) 0.17 (0.24) 0.43 (0.17) 0.01 (0.05)
Total from investment operations ........ 0.22 (0.16) 0.51 (0.09) 0.10 0.05
Less distributions from:
Net investment income .............. (0.07) (0.12) (0.12) (0.12) (0.12) (0.12)
Net realized gains ................. — (0.05) — — — —
Total distributions ................... (0.07) (0.17) (0.12) (0.12) (0.12) (0.12)
Net asset value, end of period .......... $2.28 $2.13 $2.46 $2.07 $2.28 $2.30
Total return
c
....................... 10.91% (7.44)% 24.98% (3.86)% 4.65% 2.34%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.47% 0.47% 0.47% 0.46% 0.47% 0.46%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.46% 0.46% 0.47%
f
0.45% 0.47%
f
0.46%
f
Net investment income ............... 4.10% 3.32% 3.46% 3.89% 4.17% 4.14%
Supplemental data
Net assets, end of period (000’s) ........ $13,138,278 $11,638,757 $11,969,691 $9,712,076 $11,816,599 $11,328,761
Portfolio turnover rate ................ 30.95% 77.65% 68.93% 69.13% 43.63% 49.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 21.0%
Aerospace & Defense 1.4%
Lockheed Martin Corp. ................................. United States 1,100,000 $ 520,003,000
Northrop Grumman Corp. ............................... United States 400,000 184,688,000
Raytheon Technologies Corp. ............................ United States 2,959,550 289,828,732
994,519,732
Air Freight & Logistics 0.4%
United Parcel Service, Inc., B ............................ United States 1,500,000 290,985,000
Automobiles 0.2%
General Motors Co. .................................... United States 4,839,024 177,495,400
Banks 3.0%
a
Bank of America Corp. ................................. United States 19,000,000 543,400,000
a
Citigroup, Inc. ........................................ United States 10,086,303 472,946,748
Fifth Third Bancorp .................................... United States 8,000,000 213,120,000
a
JPMorgan Chase & Co. ................................. United States 2,000,000 260,620,000
PNC Financial Services Group, Inc. (The) ................... United States 750,000 95,325,000
Truist Financial Corp. .................................. United States 6,000,000 204,600,000
US Bancorp ......................................... United States 6,500,000 234,325,000
a
Wells Fargo & Co. ..................................... United States 4,000,000 149,520,000
2,173,856,748
Biotechnology 0.3%
a
AbbVie, Inc. ......................................... United States 600,000 95,622,000
a
Amgen, Inc. ......................................... United States 500,000 120,875,000
216,497,000
Broadline Retail 0.2%
a,b
Amazon.com, Inc. ..................................... United States 1,500,000 154,935,000
Capital Markets 1.3%
a
Charles Schwab Corp. (The) ............................. United States 2,000,000 104,760,000
a
Goldman Sachs Group, Inc. (The) ......................... United States 746,574 244,211,821
a
Morgan Stanley ....................................... United States 7,100,000 623,380,000
972,351,821
Communications Equipment 0.7%
a
Cisco Systems, Inc. ................................... United States 9,700,000 507,067,500
Consumer Staples Distribution & Retail 0.2%
Target Corp. ......................................... United States 1,000,000 165,630,000
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. ............................ United States 5,000,000 194,450,000
Electric Utilities 2.2%
American Electric Power Co., Inc. ......................... United States 1,500,000 136,485,000
Duke Energy Corp. .................................... United States 3,000,000 289,410,000
Edison International ................................... United States 5,000,000 352,950,000
NextEra Energy, Inc. ................................... United States 1,695,594 130,696,386
b
PG&E Corp. ......................................... United States 5,000,000 80,850,000
Southern Co. (The) .................................... United States 9,000,000 626,220,000
1,616,611,386
Ground Transportation 0.2%
a
Union Pacific Corp. .................................... United States 750,000 150,945,000
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 2,750,000 408,897,500
Industrial Conglomerates 0.7%
Siemens AG ......................................... Germany 3,000,000 486,034,137

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 0.8%
Allianz SE ........................................... Germany 500,000 $ 115,423,365
AXA SA ............................................. France 2,000,000 61,037,980
Zurich Insurance Group AG .............................. Switzerland 800,000 383,379,923
559,841,268
Metals & Mining 0.8%
a
Freeport-McMoRan, Inc. ................................ United States 5,000,000 204,550,000
a
Rio Tinto plc, ADR ..................................... Australia 5,000,000 343,000,000
547,550,000
Multi-Utilities 1.0%
a
Dominion Energy, Inc. .................................. United States 8,995,000 502,910,450
Sempra Energy ....................................... United States 1,250,000 188,950,000
691,860,450
Oil, Gas & Consumable Fuels 2.8%
a
BP plc, ADR ......................................... United Kingdom 3,500,000 132,790,000
a
Chevron Corp. ....................................... United States 6,500,000 1,060,540,000
Exxon Mobil Corp. ..................................... United States 4,059,000 445,109,940
a
Shell plc, ADR ........................................ Netherlands 4,000,000 230,160,000
a
TotalEnergies SE, ADR ................................. France 2,000,000 118,100,000
1,986,699,940
Pharmaceuticals 1.9%
b
Bausch Health Cos., Inc. ................................ United States 15,000,000 121,500,000
Johnson & Johnson ................................... United States 3,500,000 542,500,000
a
Pfizer, Inc. ........................................... United States 10,698,956 436,517,405
Roche Holding AG .................................... United States 1,000,000 285,758,219
1,386,275,624
Semiconductors & Semiconductor Equipment 1.4%
a
Intel Corp. ........................................... United States 4,000,000 130,680,000
a
QUALCOMM, Inc. ..................................... United States 1,000,000 127,580,000
a
Texas Instruments, Inc. ................................. United States 4,000,000 744,040,000
1,002,300,000
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 762,000 224,881,440
Tobacco 0.3%
Philip Morris International, Inc. ........................... United States 2,000,000 194,500,000
Total Common Stocks (Cost $13,366,821,434) ...................................
15,104,184,946
Management Investment Companies 0.1%
Capital Markets 0.1%
c
Clarion Partners Real Estate Income Fund, Inc., Class I ........ United States 7,867,833 96,774,343
Total Management Investment Companies (Cost $100,000,000) ...................
96,774,343
d
Equity-Linked Securities 15.4%
Aerospace & Defense 0.3%
e
Mizuho Markets Cayman LP into Lockheed Martin Corp., 144A, 9%,
11/07/23 .......................................... United States 459,000 215,724,016
Automobiles 0.1%
e
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 7,600,000 97,231,463

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Banks 2.0%
e
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%,
7/13/23 ........................................... United States 8,500,000 $ 252,292,504
e
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 7,100,000 208,881,235
e
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9%,
2/02/24 ........................................... United States 8,450,000 256,727,100
e
National Bank of Canada into JPMorgan Chase & Co., 144A, 8%,
8/16/23 ........................................... United States 2,643,000 330,613,273
e
National Bank of Canada into Truist Financial Corp., 144A, 9%,
10/10/23 .......................................... United States 5,000,000 179,726,506
e
UBS AG into Citigroup, Inc., 144A, 8.5%, 7/19/23 ............. United States 5,007,000 240,001,482
1,468,242,100
Biotechnology 0.2%
e
Goldman Sachs International Bank into AbbVie, Inc., 144A, 8.5%,
2/06/24 ........................................... United States 1,150,000 180,851,055
Broadline Retail 0.4%
e
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 2,800,000 280,422,814
Capital Markets 0.6%
e
BNP Paribas Issuance BV into Morgan Stanley, 144A, 8%, 5/22/23 United States 3,050,000 270,079,178
e
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 6/16/23 ... United States 3,567,000 190,836,117
460,915,295
Chemicals 0.4%
e
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 2,700,000 256,512,092
Communications Equipment 0.4%
e
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/11/23 United States 5,850,000 298,266,211
Containers & Packaging 0.4%
e
Mizuho Markets Cayman LP into International Paper Co., 144A,
10.5%, 12/15/23 ..................................... United States 7,400,000 271,102,546
Electric Utilities 0.9%
e
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 3,500,000 258,902,073
e
Morgan Stanley Finance II Ltd. into PG&E Corp., 144A, 10%,
11/14/23 .......................................... United States 10,800,000 154,034,756
e
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,300,000 253,858,400
666,795,229
Financial Services 0.3%
e
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 3,200,000 187,850,814
Ground Transportation 0.7%
e
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
Reg S, 9%, 11/01/23 ................................. United States 1,240,000 254,355,910
e
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 1,190,000 236,790,823
491,146,733
Hotels, Restaurants & Leisure 0.2%
e
Societe Generale SA into Las Vegas Sands Corp., 144A, 10.137%,
9/12/23 ........................................... United States 2,843,000 131,234,740
Industrial Conglomerates 0.4%
e
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 1,335,000 257,049,459

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Insurance 0.6%
e
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 3,200,000 $ 189,726,367
e
Royal Bank of Canada into MetLife, Inc., 144A, 10%, 5/19/23 .... United States 3,581,000 211,281,029
401,007,396
Interactive Media & Services 0.3%
e
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 115,000 240,377,683
Machinery 0.3%
e
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 1,000,000 245,405,684
Media 0.8%
e
Citigroup Global Markets Holdings, Inc. into Comcast Corp., 144A,
8.5%, 6/23/23 ...................................... United States 5,667,000 217,748,101
e
Societe Generale SA into Comcast Corp., 144A, 8%, 4/17/23 .... United States 5,300,000 204,183,369
e
UBS AG into Comcast Corp., 144A, 8.5%, 7/20/23 ............. United States 3,765,000 145,651,415
567,582,885
Metals & Mining 0.4%
e
Goldman Sachs International Bank into Newmont Corp., 144A, 10%,
7/05/23 ........................................... United States 3,850,000 197,517,341
e
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 5,600,000 106,349,689
303,867,030
Oil, Gas & Consumable Fuels 1.5%
e
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 2,000,000 225,051,848
e,f
J.P. Morgan Structured Products BV into Exxon Mobil Corp., 144A,
9%, 9/24/24 ........................................ United States 2,435,000 263,144,623
e
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 1,650,000 270,481,222
e
UBS AG into BP plc, 144A, 10%, 6/14/23 .................... United Kingdom 8,460,000 301,778,471
1,060,456,164
Passenger Airlines 0.3%
e
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
7/12/23 ........................................... United States 5,500,000 201,817,176
Pharmaceuticals 0.8%
e
BNP Paribas Issuance BV into Bristol-Myers Squibb Co., 144A,
7.5%, 4/18/23 ...................................... United States 3,300,000 231,296,512
e
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 2,600,000 187,542,742
e
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 4,200,000 174,080,410
592,919,664
Semiconductors & Semiconductor Equipment 2.8%
e
Barclays Bank plc into Texas Instruments, Inc., 144A, 9%, 10/10/23 United States 1,600,000 287,725,260
e
BNP Paribas Issuance BV into Broadcom, Inc., 144A, 9%, 8/14/23 United States 530,000 313,789,689
e
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
9/14/23 ........................................... United States 8,050,000 265,176,859
e
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
4/04/23 ........................................... United States 3,315,000 106,322,679
e
Merrill Lynch International & Co. CV into Analog Devices, Inc., 144A,
9%, 4/04/23 ........................................ United States 1,551,000 281,973,436
e
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 500,000 275,069,132
e
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 4,200,000 310,975,841

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
e
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 9/12/23 .................................. United States 2,045,000 $ 158,674,137
1,999,707,033
Specialty Retail 0.3%
e
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 811,000 248,370,086
Total Equity-Linked Securities (Cost $11,362,682,226) ...........................
11,124,855,368
Convertible Preferred Stocks 0.8%
Electric Utilities 0.7%
American Electric Power Co., Inc., 6.125% .................. United States 1,500,000 75,525,000
NextEra Energy, Inc., 6.219% ............................ United States 7,500,000 366,300,000
PG&E Corp., 5.5% .................................... United States 500,000 71,165,000
512,990,000
Financial Services 0.1%
b
FNMA, 5.375% ....................................... United States 4,240 27,027,880
b
Total Convertible Preferred Stocks (Cost $819,342,988) ..........................
540,017,880
Preferred Stocks 0.0%
†
Financial Services 0.0%
†
b
FNMA, 8.25%, S ...................................... United States 4,000,000 6,880,000
b
Total Preferred Stocks (Cost $93,801,501) ......................................
6,880,000
Principal
Amount
*
Convertible Bonds 0.1%
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 50,000,000 44,437,500
Total Convertible Bonds (Cost $48,768,196) ....................................
44,437,500
Corporate Bonds 46.3%
Aerospace & Defense 2.0%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 74,000,000 67,665,343
Senior Bond, 3.625%, 2/01/31 .......................... United States 79,000,000 72,439,688
Senior Note, 2.196%, 2/04/26 .......................... United States 45,000,000 41,771,545
Senior Note, 5.04%, 5/01/27 ........................... United States 180,000,000 181,425,228
Senior Note, 3.25%, 2/01/28 ........................... United States 60,000,000 55,937,293
Senior Note, 5.15%, 5/01/30 ........................... United States 370,000,000 372,505,381
e
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ........... Canada 28,076,000 28,102,089
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 .....
United States 40,000,000 37,972,255
Textron, Inc. ,
Senior Bond, 3%, 6/01/30 ............................. United States 59,049,000 52,789,618
Senior Bond, 2.45%, 3/15/31 ........................... United States 40,000,000 33,754,499
TransDigm, Inc. ,
Senior Note, 6.375%, 6/15/26 .......................... United States 102,500,000 100,301,887
e
Senior Secured Note, 144A, 8%, 12/15/25 ................. United States 65,176,000 66,438,785
e
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 208,000,000 208,400,400
e
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 85,000,000 85,956,250
1,405,460,261

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 ...................
United States 29,000,000 $ 24,690,531
Automobile Components 0.6%
American Axle & Manufacturing, Inc. , Senior Note , 5% , 10/01/29 ..
United States 45,000,000 38,056,973
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 95,000,000 64,208,724
Goodyear Tire & Rubber Co. (The) ,
g
Senior Bond, 5%, 5/31/26 ............................. United States 77,000,000 74,536,770
g
Senior Bond, 5.25%, 4/30/31 ........................... United States 52,500,000 46,215,750
g
Senior Note, 4.875%, 3/15/27 .......................... United States 34,757,000 32,855,792
Senior Note, 5%, 7/15/29 ............................. United States 130,000,000 116,308,400
Senior Note, 5.25%, 7/15/31 ........................... United States 40,500,000 35,026,830
407,209,239
Automobiles 0.8%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 107,500,000 84,641,910
Senior Bond, 6.1%, 8/19/32 ............................ United States 139,000,000 134,894,087
g
Senior Note, 4.346%, 12/08/26 ......................... United States 145,000,000 141,041,848
General Motors Co. ,
Senior Bond, 5%, 10/01/28 ............................ United States 25,000,000 24,653,523
Senior Bond, 5.6%, 10/15/32 ........................... United States 35,000,000 34,303,838
Senior Bond, 5.15%, 4/01/38 ........................... United States 105,000,000 94,808,410
e
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.25% , 11/24/25 ..................................... Germany 97,000,000 88,295,991
602,639,607
Banks 3.0%
Bank of America Corp. ,
h
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 70,000,000 68,798,100
h
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 55,000,000 53,831,250
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 135,000,000 125,537,376
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 65,000,000 61,921,977
Barclays plc ,
Senior Bond, 4.337%, 1/10/28 .......................... United Kingdom 31,000,000 29,547,743
Senior Bond, 2.645% to 6/23/30, FRN thereafter, 6/24/31 ..... United Kingdom 31,000,000 24,939,051
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 100,000,000 98,068,679
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 75,000,000 82,971,619
Senior Note, 3.932% to 5/06/24, FRN thereafter, 5/07/25 ...... United Kingdom 30,000,000 29,199,709
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 95,000,000 91,785,402
Senior Note, 7.325% to 11/01/25, FRN thereafter, 11/02/26 .... United Kingdom 30,000,000 30,751,106
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 80,000,000 78,954,034
Citigroup, Inc. ,
h,i
Junior Sub. Bond, FRN, 8.87%, (3-month USD LIBOR + 4.068%),
Perpetual ......................................... United States 118,000,000 117,410,000
g,h
D, Junior Sub. Bond, 5.35% to 5/14/23, FRN thereafter, Perpetual United States 75,000,000 72,510,000
h
M, Junior Sub. Bond, 6.3% to 5/14/24, FRN thereafter, Perpetual United States 105,000,000 100,143,750
Senior Bond, 3.52% to 10/26/27, FRN thereafter, 10/27/28 .... United States 35,000,000 32,743,417
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 60,000,000 64,941,552
Senior Note, 1.462% to 6/08/26, FRN thereafter, 6/09/27 ...... United States 20,000,000 17,773,437
Sub. Bond, 4.125%, 7/25/28 ........................... United States 95,000,000 89,781,431
Fifth Third Bancorp , Senior Note , 3.65% , 1/25/24 ..............
United States 62,689,000 61,187,296
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN
thereafter , 10/27/25 .................................. United States 28,185,000 27,800,975
h
JPMorgan Chase & Co. ,
g
Q, Junior Sub. Bond, 5.15% to 4/30/23, FRN thereafter, Perpetual United States 60,700,000 59,562,447
g
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 55,000,000 53,968,750

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
h
JPMorgan Chase & Co., (continued)
S, Junior Sub. Bond, 6.75% to 1/31/24, FRN thereafter, Perpetual United States 65,000,000 $ 65,266,825
KeyBank NA ,
Senior Note, 5.85%, 11/15/27 .......................... United States 50,000,000 49,208,291
Sub. Bond, 4.9%, 8/08/32 ............................. United States 35,000,000 30,759,820
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 6.037% to 10/27/32, FRN thereafter, 10/28/33 ... United States 70,000,000 73,717,851
Senior Bond, 5.068% to 1/23/33, FRN thereafter, 1/24/34 ..... United States 40,000,000 39,492,269
Royal Bank of Canada , Senior Bond , 5% , 2/01/33 .............
Canada 50,000,000 50,640,174
Truist Bank , Sub. Bond , 2.25% , 3/11/30 .....................
United States 22,645,000 18,625,796
Truist Financial Corp. ,
Senior Bond, 5.122% to 1/25/33, FRN thereafter, 1/26/34 ..... United States 55,000,000 53,683,599
Sub. Bond, 4.916% to 7/27/32, FRN thereafter, 7/28/33 ....... United States 95,000,000 88,619,751
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 .......................................... United States 45,000,000 47,041,016
Wells Fargo & Co. ,
h
S, Junior Sub. Bond, 5.9% to 6/14/24, FRN thereafter, Perpetual United States 70,000,000 66,538,500
Senior Bond, 4.478% to 4/03/30, FRN thereafter, 4/04/31 ..... United States 20,000,000 19,159,547
Senior Bond, 4.897% to 7/24/32, FRN thereafter, 7/25/33 ..... United States 50,000,000 48,835,397
2,125,717,937
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 25,000,000 24,732,473
Constellation Brands, Inc. , Senior Bond , 3.15% , 8/01/29 ........
United States 35,000,000 32,017,764
56,750,237
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Note, 3.2%, 5/14/26 ............................ United States 25,000,000 24,152,661
Senior Note, 3.2%, 11/21/29 ........................... United States 115,000,000 106,766,729
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 25,000,000 21,805,932
Senior Bond, 5.25%, 3/02/33 ........................... United States 30,000,000 30,838,375
Senior Note, 5.25%, 3/02/30 ........................... United States 20,000,000 20,462,624
204,026,321
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 67,500,000 64,161,632
Building Products 0.3%
e
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 50,000,000 46,350,000
Carrier Global Corp. ,
Senior Bond, 2.7%, 2/15/31 ............................ United States 22,500,000 19,367,080
Senior Note, 2.722%, 2/15/30 .......................... United States 98,200,000 85,978,236
Johnson Controls International plc / Tyco Fire & Security Finance
SCA ,
Senior Bond, 2%, 9/16/31 ............................. United States 10,000,000 8,156,570
Senior Bond, 4.9%, 12/01/32 ........................... United States 39,500,000 40,107,373
199,959,259
Capital Markets 0.8%
Brookfield Finance, Inc. , Senior Bond , 4.85% , 3/29/29 ..........
Canada 34,444,000 33,200,172
e,g
Coinbase Global, Inc. , Senior Note , 144A, 3.375% , 10/01/28 ..... United States 57,500,000 35,565,762
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.814% to 4/22/28, FRN thereafter, 4/23/29 ..... United States 21,000,000 19,744,219
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ..... United States 20,000,000 19,179,245

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), (continued)
Senior Bond, 2.6%, 2/07/30 ............................ United States 36,250,000 $ 31,136,696
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 58,600,000 48,458,897
Senior Note, 3.5%, 4/01/25 ............................ United States 73,000,000 70,923,754
Senior Note, 3.8%, 3/15/30 ............................ United States 25,000,000 23,307,856
Morgan Stanley ,
Senior Bond, 2.699% to 1/21/30, FRN thereafter, 1/22/31 ..... United States 50,000,000 43,097,124
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 23,600,000 21,597,559
Senior Bond, 2.239% to 7/20/31, FRN thereafter, 7/21/32 ..... United States 30,482,000 24,479,669
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 81,000,000 66,412,964
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 35,000,000 38,257,341
Senior Note, 1.512% to 7/19/26, FRN thereafter, 7/20/27 ...... United States 25,000,000 22,237,885
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 ...... United States 30,000,000 30,261,712
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ....... United States 37,095,000 36,923,758
564,784,613
Chemicals 1.0%
Celanese US Holdings LLC ,
g
Senior Bond, 6.379%, 7/15/32 .......................... United States 50,000,000 50,742,632
Senior Note, 6.165%, 7/15/27 .......................... United States 20,000,000 20,142,486
e
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 125,000,000 117,801,658
e
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 31,500,000 27,959,558
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ..........
United States 35,000,000 38,111,433
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 25,000,000 23,499,860
e
International Flavors & Fragrances, Inc. ,
Senior Bond, 144A, 2.3%, 11/01/30 ...................... United States 130,000,000 104,420,138
Senior Note, 144A, 1.832%, 10/15/27 .................... United States 20,000,000 16,991,268
e
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 40,000,000 42,220,440
e
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 33,249,000 32,237,565
e
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 119,500,000 99,038,015
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 155,000,000 138,371,600
711,536,653
Commercial Services & Supplies 0.4%
e
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ........................................... United States 30,000,000 26,790,750
e
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 ...................... United States 113,000,000 101,277,380
Senior Secured Note, 144A, 6.75%, 2/15/27 ............... United States 111,000,000 110,567,655
e
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 .. United States 41,000,000 35,510,715
274,146,500
Communications Equipment 1.2%
e
CommScope Technologies LLC ,
Senior Note, 144A, 6%, 6/15/25 ........................ United States 463,500,000 436,958,085
Senior Note, 144A, 5%, 3/15/27 ........................ United States 50,000,000 36,620,000
e
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 120,000,000 98,400,000
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 125,000,000 92,346,250
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 230,085,000 222,309,277
886,633,612
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 110,000,000 94,952,339

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 2.5%
Capital One Financial Corp. ,
Senior Bond, 3.8%, 1/31/28 ............................ United States 47,300,000 $ 43,428,733
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ..... United States 50,000,000 47,116,116
Senior Bond, 5.817% to 1/31/33, FRN thereafter, 2/01/34 ..... United States 40,000,000 38,689,489
Senior Note, 4.985% to 7/23/25, FRN thereafter, 7/24/26 ...... United States 40,000,000 38,590,812
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 144,532,733 138,990,456
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 50,000,000 47,248,700
Sub. Note, 4.2%, 10/29/25 ............................ United States 123,500,000 115,246,441
Sub. Note, 3.75%, 7/28/26 ............................ United States 117,800,000 107,231,823
Ford Motor Credit Co. LLC ,
Senior Bond, 4.389%, 1/08/26 .......................... United States 25,000,000 23,755,500
Senior Note, 2.3%, 2/10/25 ............................ United States 35,000,000 32,487,700
Senior Note, 5.125%, 6/16/25 .......................... United States 146,375,000 143,483,391
Senior Note, 4.134%, 8/04/25 .......................... United States 154,650,000 147,336,057
Senior Note, 3.375%, 11/13/25 ......................... United States 32,000,000 30,035,680
Senior Note, 2.7%, 8/10/26 ............................ United States 60,000,000 53,475,000
Senior Note, 4.95%, 5/28/27 ........................... United States 115,000,000 109,859,500
Senior Note, 7.35%, 11/04/27 .......................... United States 30,000,000 30,975,300
Senior Note, 5.113%, 5/03/29 .......................... United States 75,000,000 70,515,375
Senior Note, 7.35%, 3/06/30 ........................... United States 45,000,000 46,282,500
General Motors Financial Co., Inc. ,
Senior Bond, 4.35%, 1/17/27 ........................... United States 40,000,000 38,792,981
Senior Bond, 3.6%, 6/21/30 ............................ United States 37,720,000 33,078,345
Senior Bond, 3.1%, 1/12/32 ............................ United States 80,000,000 65,251,847
g
Senior Bond, 6.4%, 1/09/33 ............................ United States 50,000,000 51,605,385
Senior Note, 4.15%, 6/19/23 ........................... United States 75,000,000 74,770,419
Senior Note, 5%, 4/09/27 ............................. United States 50,000,000 49,443,453
Senior Note, 2.4%, 4/10/28 ............................ United States 35,000,000 30,583,997
Senior Note, 4.3%, 4/06/29 ............................ United States 69,000,000 64,197,493
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ........
United States 40,000,000 39,955,302
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 42,100,000 35,460,830
Senior Note, 6.875%, 3/15/25 .......................... United States 25,000,000 24,250,000
Senior Note, 6.625%, 1/15/28 .......................... United States 26,000,000 23,862,800
Senior Note, 4%, 9/15/30 ............................. United States 42,375,000 31,819,387
1,827,820,812
Consumer Staples Distribution & Retail 0.2%
e
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 75,000,000 59,474,567
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 90,000,000 90,241,352
149,715,919
Containers & Packaging 1.4%
e,j
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 25,144,215 19,265,497
e,g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 37,000,000 28,987,835
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 200,440,000 158,229,341
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 25,669,000 25,308,222
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 50,000,000 46,692,750
e
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 400,000,000 370,000,000
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 295,000,000 295,266,975
e
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 70,000,000 62,945,050

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
e,g
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 .......... United States 25,000,000 $ 25,305,000
1,032,000,670
Diversified REITs 0.2%
VICI Properties LP ,
Senior Bond, 5.125%, 5/15/32 .......................... United States 60,000,000 56,582,400
Senior Note, 4.95%, 2/15/30 ........................... United States 43,357,000 40,728,564
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 4.25% ,
12/01/26 .......................................... United States 82,000,000 76,584,409
173,895,373
Diversified Telecommunication Services 0.2%
e
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.125%, 5/01/27 ..................... United States 95,000,000 89,892,800
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 25,000,000 23,092,875
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 ...
United States 50,000,000 47,900,895
160,886,570
Electric Utilities 1.2%
American Electric Power Co., Inc. ,
Senior Bond, 5.95%, 11/01/32 .......................... United States 30,000,000 31,948,021
Senior Bond, 5.625%, 3/01/33 .......................... United States 30,000,000 31,057,494
NextEra Energy Capital Holdings, Inc. , Senior Note , 1.875% , 1/15/27
United States 65,000,000 58,818,192
NRG Energy, Inc. ,
e
Senior Bond, 144A, 3.625%, 2/15/31 ..................... United States 72,000,000 57,813,060
Senior Note, 5.75%, 1/15/28 ........................... United States 18,075,000 17,753,265
e
Senior Note, 144A, 3.375%, 2/15/29 ..................... United States 38,300,000 31,755,578
e
Senior Secured Bond, 144A, 7%, 3/15/33 ................. United States 30,000,000 31,107,450
e
Senior Secured Note, 144A, 2.45%, 12/02/27 .............. United States 30,000,000 25,690,001
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 122,500,000 114,858,348
Senior Bond, 6.15%, 1/15/33 ........................... United States 30,000,000 30,826,574
Senior Note, 3.15%, 1/01/26 ........................... United States 78,000,000 72,848,716
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ..............
United States 50,264,000 47,514,559
g
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 ............. United States 45,000,000 47,368,627
e
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 45,000,000 43,753,680
Senior Note, 144A, 5%, 7/31/27 ........................ United States 56,000,000 53,026,680
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 130,000,000 115,282,089
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 35,000,000 31,369,012
Senior Secured Note, 144A, 3.55%, 7/15/24 ............... United States 25,000,000 24,150,137
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 18,000,000 16,634,205
883,575,688
Electrical Equipment 0.1%
e
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 25,000,000 25,045,224
Senior Note, 144A, 6.05%, 4/15/28 ...................... United States 35,000,000 35,041,159
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 25,000,000 25,198,153
e
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 20,668,000 18,259,867
103,544,403
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.75% , 6/15/25 .....................
United States 50,000,000 49,114,921
Energy Equipment & Services 0.6%
e
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 42,500,000 40,896,169

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
e
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 24,651,000 $ 25,318,122
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 250,000,000 255,990,000
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 80,000,000 80,212,400
402,416,691
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 98,965,000
Senior Bond, 4.875%, 4/15/28 .......................... United States 89,300,000 88,933,870
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 52,667,500
e
Warnermedia Holdings, Inc. , Senior Bond , 144A, 4.279% , 3/15/32 . United States 100,000,000 89,351,888
329,918,258
Financial Services 0.4%
Fidelity National Information Services, Inc. ,
Senior Bond, 2.25%, 3/01/31 ........................... United States 53,000,000 42,433,470
Senior Bond, 5.1%, 7/15/32 ............................ United States 20,000,000 19,492,279
Fiserv, Inc. ,
Senior Bond, 4.2%, 10/01/28 ........................... United States 52,000,000 50,484,968
Senior Bond, 3.5%, 7/01/29 ............................ United States 40,000,000 37,143,066
Senior Bond, 2.65%, 6/01/30 ........................... United States 38,000,000 32,825,512
Senior Bond, 5.6%, 3/02/33 ............................ United States 30,000,000 31,130,345
e
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 100,000,000 96,624,231
310,133,871
Food Products 0.3%
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 35,000,000 34,912,500
e
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond, 144A, 5.75%, 4/01/33 ...................... United States 80,000,000 76,600,000
Senior Note, 144A, 5.125%, 2/01/28 ..................... United States 20,000,000 19,352,100
e
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 59,800,000 58,659,614
Senior Bond, 144A, 5.5%, 12/15/29 ...................... United States 10,000,000 9,434,690
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 55,400,000 48,807,400
247,766,304
Ground Transportation 0.2%
e
Ashtead Capital, Inc. ,
Senior Bond, 144A, 5.55%, 5/30/33 ...................... United Kingdom 55,000,000 54,399,317
Senior Note, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 33,083,141
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 73,000,000 73,232,452
160,714,910
Health Care Equipment & Supplies 0.8%
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ........
United States 15,935,000 12,985,667
DENTSPLY SIRONA, Inc. , Senior Bond , 3.25% , 6/01/30 ........
United States 51,249,000 45,330,601
e
GE HealthCare Technologies, Inc. , Senior Bond , 144A, 5.905% ,
11/22/32 .......................................... United States 90,000,000 95,916,233
e
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 135,000,000 117,256,612
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 354,000,000 307,505,640
578,994,753
Health Care Providers & Services 7.2%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 19,380,000 15,711,366

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Centene Corp., (continued)
Senior Note, 4.25%, 12/15/27 .......................... United States 37,645,000 $ 36,307,097
Senior Note, 4.625%, 12/15/29 ......................... United States 162,000,000 152,464,680
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 600,000,000 372,180,000
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 585,000,000 353,065,050
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 565,000,000 350,961,050
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 537,565,000 520,094,138
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 310,000,000 272,471,400
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 382,000,000 370,463,600
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 269,000,000 227,813,410
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 122,828,419
Senior Bond, 1.875%, 2/28/31 .......................... United States 70,000,000 56,731,794
Senior Bond, 5.25%, 2/21/33 ........................... United States 45,000,000 45,945,080
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 37,458,759
e
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 148,855,000 117,553,771
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 300,000,000 256,350,000
e
Fresenius Medical Care US Finance III, Inc. ,
Senior Bond, 144A, 2.375%, 2/16/31 ..................... Germany 20,000,000 15,053,472
Senior Bond, 144A, 3%, 12/01/31 ....................... Germany 30,941,000 23,954,260
HCA, Inc. ,
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 80,992,999
Senior Bond, 4.125%, 6/15/29 .......................... United States 38,500,000 36,102,951
Senior Bond, 2.375%, 7/15/31 .......................... United States 28,716,000 23,197,159
e
Senior Bond, 144A, 3.625%, 3/15/32 ..................... United States 32,954,000 29,080,499
Senior Note, 5%, 3/15/24 ............................. United States 114,800,000 114,156,068
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 .................
United States 35,000,000 37,694,667
e
MPH Acquisition Holdings LLC ,
g
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 181,000,000 130,394,907
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 174,850,000 139,171,882
Quest Diagnostics, Inc. , Senior Bond , 2.95% , 6/30/30 ..........
United States 58,755,000 52,620,993
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 115,331,000 113,543,369
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 52,829,135
Senior Note, 6.125%, 10/01/28 ......................... United States 386,400,000 370,690,908
Senior Secured Note, 4.25%, 6/01/29 .................... United States 119,800,000 108,492,078
Senior Secured Note, 4.375%, 1/15/30 ................... United States 42,000,000 37,732,800
e
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 371,000,000 366,325,400
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 125,000,000 132,966,727
5,173,399,888
Health Care REITs 0.3%
MPT Operating Partnership LP / MPT Finance Corp. ,
g
Senior Bond, 5.25%, 8/01/26 ........................... United States 47,000,000 42,300,000
Senior Bond, 5%, 10/15/27 ............................ United States 145,000,000 119,422,725
Senior Bond, 4.625%, 8/01/29 .......................... United States 29,650,000 21,934,922
183,657,647
Health Care Technology 0.2%
e,j
Multiplan Corp. , Senior Note , 144A, PIK, 6% , 10/15/27 ......... United States 185,000,000 118,030,000
Hotel & Resort REITs 0.1%
Service Properties Trust , Senior Note , 4.35% , 10/01/24 .........
United States 39,445,000 37,783,577
Hotels, Restaurants & Leisure 2.6%
e
Brinker International, Inc. , Senior Note , 144A, 5% , 10/01/24 ..... United States 30,000,000 29,462,700

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
e
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 99,750,000 $ 101,834,775
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 92,000,000 80,549,220
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 189,759,000 189,945,298
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 52,000,000 52,957,580
e
Carnival Corp. ,
Secured Note, 144A, 10.5%, 2/01/26 ..................... United States 13,000,000 13,556,855
g
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 112,100,000 102,401,108
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 100,000,000 82,141,500
g
Senior Note, 144A, 10.5%, 6/01/30 ...................... United States 65,000,000 62,458,500
e
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 20,000,000 17,823,319
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 ............................ United States 57,000,000 54,044,340
Senior Note, 5%, 2/15/26 ............................. United States 30,000,000 29,888,161
Senior Note, 3.25%, 2/15/30 ........................... United States 60,000,000 52,065,918
Senior Note, 2.95%, 3/15/31 ........................... United States 10,000,000 8,353,452
e
Senior Note, 144A, 6.25%, 5/01/25 ...................... United States 54,596,000 55,312,020
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 85,000,000 70,008,550
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 145,000,000 127,433,250
Marriott International, Inc. ,
Senior Note, 5%, 10/15/27 ............................ United States 25,000,000 25,070,691
Senior Note, 4.9%, 4/15/29 ............................ United States 20,000,000 19,834,618
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 50,000,000 50,633,176
e
Penn Entertainment, Inc. ,
Senior Note, 144A, 5.625%, 1/15/27 ..................... United States 20,000,000 18,802,700
Senior Note, 144A, 4.125%, 7/01/29 ..................... United States 65,000,000 54,265,575
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 425,000,000 417,532,750
g
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 146,722,000 138,825,422
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 30,000,000 30,458,100
1,885,659,578
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 23,800,000 24,168,597
Lennar Corp. , Senior Note , 4.5% , 4/30/24 ...................
United States 44,675,000 44,153,338
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 4.75%, 2/15/28 ........................... United States 34,630,000 30,994,369
Senior Note, 4.75%, 4/01/29 ........................... United States 49,895,000 43,607,731
142,924,035
Household Products 0.1%
e
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 ...................... United States 20,000,000 19,442,454
Senior Note, 144A, 4.75%, 6/15/28 ...................... United States 24,000,000 21,629,974
Senior Note, 144A, 4.375%, 3/31/29 ..................... United States 16,000,000 14,080,320
55,152,748
Independent Power and Renewable Electricity Producers 0.4%
e
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 132,000,000 121,032,160
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 103,500,000 96,132,721
e,h
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 100,000,000 88,103,500
305,268,381

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.2%
e
Five Corners Funding Trust III , Senior Note , 144A, 5.791% , 2/15/33 United States 30,000,000 $ 30,818,184
Lincoln National Corp. ,
Senior Bond, 3.4%, 1/15/31 ............................ United States 15,000,000 12,276,594
Senior Bond, 3.4%, 3/01/32 ............................ United States 20,572,000 16,583,854
e
Northwestern Mutual Global Funding , Secured Note , 144A, 4.35% ,
9/15/27 ........................................... United States 40,000,000 39,666,505
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 60,727,875
160,073,012
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 .............
United States 65,000,000 60,882,167
e
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 40,000,000 34,249,800
95,131,967
IT Services 0.1%
Twilio, Inc. ,
Senior Bond, 3.875%, 3/15/31 .......................... United States 46,500,000 39,500,355
Senior Note, 3.625%, 3/15/29 .......................... United States 45,000,000 38,863,350
78,363,705
Machinery 0.2%
e
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 30,000,000 31,034,100
Parker-Hannifin Corp. , Senior Bond , 3.25% , 6/14/29 ...........
United States 43,000,000 39,642,897
e
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 35,000,000 31,295,600
e
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 43,000,000 40,652,415
142,625,012
Media 1.6%
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 129,000,000 96,866,100
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 115,000,000 81,834,000
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 65,000,000 58,405,100
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 58,026,000 56,061,240
e
Senior Bond, 144A, 5.5%, 4/15/27 ....................... United States 149,000,000 125,626,370
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 205,000,000 183,024,000
Senior Note, 7.75%, 7/01/26 ........................... United States 64,320,000 42,517,771
e
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 75,000,000 59,982,750
e
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 60,000,000 52,679,823
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 330,000,000 324,510,450
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 70,000,000 66,437,000
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 20,000,000 18,926,800
1,166,871,404
Metals & Mining 1.1%
e
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 75,122,000 66,946,459
ArcelorMittal SA ,
Senior Bond, 6.8%, 11/29/32 ........................... Luxembourg 40,000,000 41,993,125
Senior Note, 6.55%, 11/29/27 .......................... Luxembourg 25,000,000 26,026,005
e
Cleveland-Cliffs, Inc. ,
g
Senior Bond, 144A, 4.875%, 3/01/31 ..................... United States 30,000,000 27,306,247
Senior Secured Note, 144A, 6.75%, 3/15/26 ............... United States 50,000,000 50,950,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
e
First Quantum Minerals Ltd. , Senior Note , 144A, 7.5% , 4/01/25 ... Zambia 120,000,000 $ 120,021,600
e
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 130,000,000 114,206,950
Senior Bond, 144A, 6.125%, 4/15/32 ..................... Australia 30,500,000 29,398,798
Senior Note, 144A, 5.125%, 5/15/24 ..................... Australia 114,540,000 113,433,721
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 45,000,000 43,190,512
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 30,000,000 29,446,275
Senior Bond, 4.625%, 8/01/30 .......................... United States 36,000,000 34,046,214
e
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 100,000,000 83,825,019
e
Mineral Resources Ltd. ,
Senior Note, 144A, 8%, 11/01/27 ........................ Australia 20,000,000 20,590,000
Senior Note, 144A, 8.5%, 5/01/30 ....................... Australia 25,000,000 25,682,500
827,063,425
Multi-Utilities 0.2%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ......................... United States 30,000,000 28,666,907
C, Senior Note, 3.375%, 4/01/30 ........................ United States 30,000,000 27,296,708
NiSource, Inc. , Senior Bond , 3.6% , 5/01/30 ..................
United States 33,750,000 31,169,659
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 ...
United States 40,000,000 40,368,853
127,502,127
Oil, Gas & Consumable Fuels 1.9%
BP Capital Markets America, Inc. ,
Senior Bond, 4.234%, 11/06/28 ......................... United States 28,705,000 28,471,822
Senior Bond, 3.633%, 4/06/30 .......................... United States 46,500,000 44,152,426
Senior Bond, 2.721%, 1/12/32 .......................... United States 15,000,000 13,086,144
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 260,000,000 268,898,102
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 95,000,000 90,529,421
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 112,062,057
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 5.125%, 6/30/27 ................... United States 87,973,000 88,089,683
Senior Secured Note, 3.7%, 11/15/29 .................... United States 107,245,000 98,864,922
e
Chesapeake Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 .. United States 25,000,000 23,826,875
Chevron Corp. , Senior Bond , 2.236% , 5/11/30 ................
United States 40,000,000 35,384,626
e
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 7%, 6/15/25 .................. United States 33,224,000 32,811,192
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 30,000,000 29,277,150
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 .............
United States 30,000,000 30,757,500
e
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 32,000,000 29,548,795
Kinder Morgan, Inc. , Senior Bond , 5.2% , 6/01/33 ..............
United States 50,000,000 49,712,806
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 50,000,000 48,200,000
Occidental Petroleum Corp. ,
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 29,993,132
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 62,190,579
Senior Note, 6.625%, 9/01/30 .......................... United States 40,000,000 42,163,400
Senior Note, 6.125%, 1/01/31 .......................... United States 30,000,000 31,155,450
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 27,575,000 24,995,962
Senior Bond, 2.6%, 3/15/31 ............................ United States 50,000,000 42,081,426
Senior Bond, 4.65%, 8/15/32 ........................... United States 70,000,000 67,514,223
Senior Bond, 5.65%, 3/15/33 ........................... United States 30,000,000 31,000,408
1,354,768,101

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 1.0%
e
American Airlines Group, Inc. , Senior Note , 144A, 3.75% , 3/01/25 . United States 43,000,000 $ 39,498,919
e
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 152,500,000 150,264,625
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 104,850,000 100,687,549
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 37,181,211 36,580,302
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 178,000,000 171,920,949
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 93,500,000 93,291,028
e
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 69,462,000 66,536,135
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 98,259,000 89,005,105
747,784,612
Personal Care Products 0.2%
e
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 35,000,000 35,485,450
Haleon US Capital LLC ,
Senior Note, 3.375%, 3/24/29 .......................... United States 30,000,000 27,691,084
Senior Note, 3.625%, 3/24/32 .......................... United States 65,043,000 59,107,896
122,284,430
Pharmaceuticals 2.9%
e
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 467,060,000 463,557,050
e
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 164,340,000 93,337,222
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 219,000,000 180,304,443
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 185,000,000 119,920,700
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 53,850,000 33,593,784
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 800,000,000 592,672,000
e
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 63,637,929
Bristol-Myers Squibb Co. , Senior Note , 3.9% , 2/20/28 ..........
United States 30,000,000 29,451,361
e,k
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 47,500,000 35,485,147
e,k
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 66,355,000 49,144,555
e,k
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 193,401,000 144,055,526
Royalty Pharma plc ,
Senior Bond, 2.15%, 9/02/31 ........................... United States 45,800,000 36,224,033
Senior Note, 2.2%, 9/02/30 ............................ United States 35,000,000 28,610,560
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 27,220,000 27,805,502
Senior Note, 6.75%, 3/01/28 ........................... Israel 16,000,000 16,020,880
g
Senior Note, 7.875%, 9/15/29 .......................... Israel 25,000,000 26,187,500
g
Senior Note, 8.125%, 9/15/31 .......................... Israel 30,000,000 31,528,526
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 130,500,000 124,391,641
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 .....................
United States 25,000,000 20,333,127
2,116,261,486
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 .......................... United States 20,000,000 18,555,984
Senior Bond, 4.3%, 11/15/32 ........................... United States 80,000,000 73,749,568
e
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 80,000,000 65,534,283
e
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 65,000,000 59,259,009
e
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 66,000,000 54,255,586
e
Senior Bond, 144A, 3.137%, 11/15/35 .................... United States 20,000,000 15,396,751
e
Senior Note, 144A, 4%, 4/15/29 ........................ United States 58,307,000 54,594,275

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 25,000,000 $ 25,477,297
Senior Note, 5.125%, 2/10/30 .......................... United States 30,000,000 30,563,660
Microchip Technology, Inc. , Senior Note , 4.333% , 6/01/23 .......
United States 69,000,000 68,751,102
Micron Technology, Inc. ,
Senior Bond, 5.327%, 2/06/29 .......................... United States 25,000,000 25,167,236
Senior Bond, 4.663%, 2/15/30 .......................... United States 34,000,000 32,661,121
Senior Bond, 5.875%, 2/09/33 .......................... United States 40,000,000 40,466,826
Senior Note, 6.75%, 11/01/29 .......................... United States 55,000,000 58,455,303
NXP BV / NXP Funding LLC , Senior Note , 5.55% , 12/01/28 ......
China 20,000,000 20,422,197
NXP BV / NXP Funding LLC / NXP USA, Inc. ,
Senior Note, 3.4%, 5/01/30 ............................ China 31,200,000 28,075,309
Senior Note, 2.5%, 5/11/31 ............................ China 35,000,000 28,956,075
e
Qorvo, Inc. , Senior Bond , 144A, 3.375% , 4/01/31 ............. United States 30,800,000 25,510,716
725,852,298
Software 1.0%
Autodesk, Inc. , Senior Bond , 2.85% , 1/15/30 .................
United States 20,000,000 17,679,354
e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 72,875,000 61,170,860
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ........................... United States 100,000,000 93,478,006
Senior Bond, 3.25%, 11/15/27 .......................... United States 40,000,000 37,612,471
Senior Bond, 2.95%, 4/01/30 ........................... United States 44,000,000 38,866,154
Senior Bond, 3.25%, 5/15/30 ........................... United States 21,960,000 19,690,058
Senior Bond, 2.875%, 3/25/31 .......................... United States 101,000,000 86,477,390
Senior Bond, 6.25%, 11/09/32 .......................... United States 45,000,000 48,424,467
Senior Note, 2.3%, 3/25/28 ............................ United States 50,000,000 44,764,509
Senior Note, 6.15%, 11/09/29 .......................... United States 20,000,000 21,312,011
e
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 12,500,000 9,856,647
Roper Technologies, Inc. ,
Senior Bond, 2%, 6/30/30 ............................. United States 30,303,000 24,980,104
Senior Bond, 1.75%, 2/15/31 ........................... United States 20,000,000 15,999,789
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 200,000,000 183,546,376
703,858,196
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ......................... United States 30,000,000 28,443,667
Senior Bond, 3.55%, 7/15/27 ........................... United States 40,000,000 37,721,020
Senior Bond, 3.95%, 3/15/29 ........................... United States 20,000,000 18,747,328
Senior Bond, 2.9%, 1/15/30 ............................ United States 15,000,000 13,054,117
Senior Bond, 5.65%, 3/15/33 ........................... United States 60,000,000 61,797,570
Senior Note, 1.6%, 4/15/26 ............................ United States 45,318,000 41,007,153
Senior Note, 4.05%, 3/15/32 ........................... United States 50,000,000 45,795,983
Crown Castle, Inc. ,
Senior Bond, 3.3%, 7/01/30 ............................ United States 74,583,000 67,299,012
Senior Bond, 2.1%, 4/01/31 ............................ United States 33,500,000 27,391,822
Senior Bond, 2.5%, 7/15/31 ............................ United States 25,000,000 21,025,237
e
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 73,500,000 69,568,117
Weyerhaeuser Co. , Senior Bond , 3.375% , 3/09/33 ............
United States 42,300,000 37,213,946
469,064,972
Specialty Retail 0.8%
AutoNation, Inc. ,
Senior Bond, 4.75%, 6/01/30 ........................... United States 40,959,000 38,533,165
Senior Bond, 2.4%, 8/01/31 ............................ United States 44,451,000 34,267,409

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
AutoNation, Inc., (continued)
Senior Bond, 3.85%, 3/01/32 ........................... United States 32,953,000 $ 28,098,640
Senior Note, 1.95%, 8/01/28 ........................... United States 44,000,000 36,454,349
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .......
United States 50,000,000 45,119,327
e
Gap, Inc. (The) , Senior Bond , 144A, 3.875% , 10/01/31 ......... United States 12,233,000 8,499,122
g
Home Depot, Inc. (The) , Senior Note , 4.5% , 9/15/32 ........... United States 100,000,000 100,784,634
Lowe's Cos., Inc. ,
Senior Bond, 3.65%, 4/05/29 ........................... United States 20,000,000 18,944,360
Senior Bond, 4.5%, 4/15/30 ............................ United States 35,000,000 34,603,500
g
Senior Bond, 3.75%, 4/01/32 ........................... United States 40,000,000 36,978,728
Senior Bond, 5%, 4/15/33 ............................. United States 115,000,000 115,101,704
Senior Bond, 5.15%, 7/01/33 ........................... United States 35,000,000 35,348,891
Senior Note, 1.7%, 10/15/30 ........................... United States 15,000,000 12,135,558
e
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 60,000,000 50,068,200
594,937,587
Technology Hardware, Storage & Peripherals 0.6%
g
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 .................... United States 60,000,000 56,616,595
Dell International LLC / EMC Corp. ,
g
Senior Bond, 5.75%, 2/01/33 ........................... United States 40,000,000 40,269,198
Senior Note, 5.3%, 10/01/29 ........................... United States 55,000,000 55,454,184
HP, Inc. ,
Senior Bond, 4.2%, 4/15/32 ............................ United States 48,960,000 44,159,407
Senior Bond, 5.5%, 1/15/33 ............................ United States 50,000,000 49,578,899
Senior Note, 4%, 4/15/29 ............................. United States 150,309,000 142,735,519
Senior Note, 2.65%, 6/17/31 ........................... United States 30,000,000 24,489,434
413,303,236
Textiles, Apparel & Luxury Goods 0.0%
†
e,g
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 25,000,000 25,617,625
Tobacco 0.7%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 78,500,000 76,163,933
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 323,000,000 300,481,002
Senior Note, 2.259%, 3/25/28 .......................... United Kingdom 37,812,000 32,445,782
Philip Morris International, Inc. ,
Senior Bond, 5.75%, 11/17/32 .......................... United States 25,000,000 26,253,096
Senior Bond, 5.375%, 2/15/33 .......................... United States 45,000,000 46,004,202
481,348,015
Trading Companies & Distributors 0.6%
United Rentals North America, Inc. ,
Secured Note, 3.875%, 11/15/27 ........................ United States 19,000,000 17,836,250
Senior Bond, 4.875%, 1/15/28 .......................... United States 120,000,000 114,876,000
Senior Bond, 4%, 7/15/30 ............................. United States 61,623,000 55,442,213
Senior Bond, 3.875%, 2/15/31 .......................... United States 104,657,000 92,474,925
Senior Bond, 3.75%, 1/15/32 ........................... United States 31,000,000 26,731,765
e
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 65,000,000 65,957,450
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 30,522,600
403,841,203
Water Utilities 0.1%
American Water Capital Corp. , Senior Bond , 4.45% , 6/01/32 .....
United States 40,336,000 39,749,076

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.9%
Sprint LLC ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 $ 188,903,881
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 193,980,852
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 91,338,207
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 5.152% ,
3/20/28 ........................................... United States 90,000,000 89,470,650
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 45,000,000 45,925,041
Senior Note, 3.375%, 4/15/29 .......................... United States 30,000,000 27,377,622
636,996,253
Total Corporate Bonds (Cost $34,745,599,534) ..................................
33,368,341,480
l
Senior Floating Rate Interests 0.3%
Software 0.3%
m
TIBCO Software, Inc. , First Lien, CME Term Loan, A , 9.18% ,
( 3-month SOFR + 4.5% ), 9/29/28 ........................ United States 250,000,000 226,651,250
Total Senior Floating Rate Interests (Cost $218,431,709) .........................
226,651,250
U.S. Government and Agency Securities 11.9%
U.S. Treasury Bonds , 3.375%, 8/15/42 .....................
United States 600,000,000 563,625,000
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 1,000,000,000 1,001,347,660
4.25%, 10/15/25 ..................................... United States 1,000,000,000 1,007,929,690
4.125%, 10/31/27 .................................... United States 1,250,000,000 1,274,218,750
3.875%, 11/30/27 .................................... United States 500,000,000 505,283,205
2.375%, 3/31/29 ..................................... United States 1,000,000,000 933,847,660
2.875%, 5/15/32 ..................................... United States 1,250,000,000 1,189,843,750
2.75%, 8/15/32 ..................................... United States 2,250,000,000 2,117,988,270
Total U.S. Government and Agency Securities (Cost $8,652,741,081) ..............
8,594,083,985
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 . .
United States 41,499,333 41,429,502
Total Asset-Backed Securities (Cost $41,499,333) ...............................
41,429,502
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 27,081,202 26,348,111
Total Mortgage-Backed Securities (Cost $28,689,148) ............................
26,348,111
Shares
a
Escrows and Litigation Trusts 0.1%
e
Entegris Escrow Corp., Escrow Account, 144A ............... United States 60,000,000 56,778,757
Total Escrows and Litigation Trusts (Cost $57,993,678) ..........................
56,778,757
Total Long Term Investments (Cost $69,536,370,828) ............................
69,230,783,122
a

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.0%
c,n
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 2,176,491,078 $ 2,176,491,078
Total Money Market Funds (Cost $2,176,491,078) ................................
2,176,491,078
a a a
o
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
c,n
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 173,182,000 173,182,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $173,182,000) ..........................................................
173,182,000
Total Short Term Investments (Cost $2,349,673,078 ) .............................
2,349,673,078
a
Total Investments (Cost $71,886,043,906) 99.3% ................................
$71,580,456,200
Options Written (0.1)% .......................................................
(50,464,750)
Other Assets, less Liabilities 0.8% .............................................
497,714,090
Net Assets 100.0% ...........................................................
$72,027,705,540
Number of
Contracts
Notional
Amount
#
p
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., April Strike Price $160.00, Expires 4/21/23 ........ 6,000 95,622,000 (1,194,000)
Amazon.com, Inc., June Strike Price $120.00, Expires 6/16/23 ... 5,000 51,645,000 (900,000)
Amazon.com, Inc., June Strike Price $125.00, Expires 6/16/23 ... 10,000 103,290,000 (1,100,000)
Amgen, Inc., June Strike Price $260.00, Expires 6/16/23 ........ 5,000 120,875,000 (1,275,000)
Bank of America Corp., April Strike Price $30.00, Expires 4/21/23 . 25,000 71,500,000 (1,025,000)
Bank of America Corp., May Strike Price $32.00, Expires 5/19/23 . 25,000 71,500,000 (750,000)
BP plc, April Strike Price $39.00, Expires 4/21/23 .............. 10,000 37,940,000 (490,000)
Charles Schwab Corp. (The), June Strike Price $72.50, Expires
6/16/23 ........................................... 10,000 52,380,000 (280,000)
Charles Schwab Corp. (The), May Strike Price $75.00, Expires
5/19/23 ........................................... 10,000 52,380,000 (90,000)
Chevron Corp., June Strike Price $180.00, Expires 6/16/23 ...... 15,000 244,740,000 (2,865,000)
Cisco Systems, Inc., April Strike Price $52.50, Expires 4/21/23 ... 20,000 104,550,000 (1,140,000)
Cisco Systems, Inc., May Strike Price $55.00, Expires 5/19/23 ... 20,000 104,550,000 (1,420,000)
Citigroup, Inc., June Strike Price $50.00, Expires 6/16/23 ....... 20,000 93,780,000 (2,420,000)
Dominion Energy, Inc., April Strike Price $67.50, Expires 4/21/23 .. 5,000 27,955,000 (25,000)
Freeport-McMoRan, Inc., May Strike Price $43.00, Expires 5/19/23 10,000 40,910,000 (1,730,000)
Goldman Sachs Group, Inc. (The), April Strike Price $350.00,
Expires 4/21/23 ..................................... 7,000 228,977,000 (1,162,000)
Intel Corp., April Strike Price $30.00, Expires 4/21/23 ........... 20,000 65,340,000 (5,840,000)
JPMorgan Chase & Co., June Strike Price $145.00, Expires 6/16/23 10,000 130,310,000 (1,200,000)
JPMorgan Chase & Co., June Strike Price $160.00, Expires 6/16/23 10,000 130,310,000 (180,000)
Morgan Stanley, May Strike Price $90.00, Expires 5/19/23 ....... 10,000 87,800,000 (2,640,000)
Morgan Stanley, June Strike Price $95.00, Expires 6/16/23 ...... 10,000 87,800,000 (1,680,000)
Pfizer, Inc., June Strike Price $50.00, Expires 6/16/23 .......... 10,000 40,800,000 (60,000)
QUALCOMM, Inc., June Strike Price $145.00, Expires 6/16/23 ... 10,000 127,580,000 (2,240,000)
Rio Tinto plc, May Strike Price $72.50, Expires 5/19/23 ......... 20,000 137,200,000 (2,900,000)
Shell plc, April Strike Price $62.50, Expires 4/21/23 ............ 10,000 57,540,000 (150,000)
Shell plc, April Strike Price $65.00, Expires 4/21/23 ............ 20,000 115,080,000 (100,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
p
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
Texas Instruments, Inc., April Strike Price $190.00, Expires 4/21/23 10,000 186,010,000 $ (2,510,000)
Texas Instruments, Inc., April Strike Price $200.00, Expires 4/21/23 20,000 372,020,000 (760,000)
Texas Instruments, Inc., June Strike Price $200.00, Expires 6/16/23 10,000 186,010,000 (3,510,000)
TotalEnergies SE, April Strike Price $65.00, Expires 4/21/23 ..... 10,000 59,050,000 (150,000)
TotalEnergies SE, May Strike Price $67.50, Expires 5/19/23 ..... 10,000 59,050,000 (175,000)
Union Pacific Corp., May Strike Price $235.00, Expires 5/19/23 ... 7,500 150,945,000 (168,750)
Wells Fargo & Co., June Strike Price $42.50, Expires 6/16/23 .... 20,000 74,760,000 (1,100,000)
Wells Fargo & Co., May Strike Price $45.00, Expires 5/19/23 ..... 20,000 74,760,000 (220,000)
(43,449,750)
Puts - Exchange-Traded
Equity Options
Amgen, Inc., April Strike Price $227.50, Expires 4/21/23 ........ 5,000 120,875,000 (550,000)
BP plc, April Strike Price $33.00, Expires 4/21/23 .............. 10,000 37,940,000 (80,000)
Home Depot, Inc. (The), April Strike Price $270.00, Expires 4/21/23 5,000 147,560,000 (345,000)
Honeywell International, Inc., April Strike Price $180.00, Expires
4/21/23 ........................................... 10,000 191,120,000 (780,000)
Johnson & Johnson, April Strike Price $150.00, Expires 4/21/23 .. 15,000 232,500,000 (1,530,000)
Microsoft Corp., April Strike Price $225.00, Expires 4/21/23 ...... 10,000 288,300,000 (90,000)
Pfizer, Inc., June Strike Price $37.50, Expires 6/16/23 .......... 10,000 40,800,000 (690,000)
QUALCOMM, Inc., May Strike Price $100.00, Expires 5/19/23 .... 10,000 127,580,000 (620,000)
Target Corp., April Strike Price $140.00, Expires 4/21/23 ........ 10,000 165,630,000 (160,000)
Texas Instruments, Inc., April Strike Price $160.00, Expires 4/21/23 10,000 186,010,000 (160,000)
Union Pacific Corp., May Strike Price $180.00, Expires 5/19/23 ... 10,000 201,260,000 (1,750,000)
Walmart, Inc., April Strike Price $135.00, Expires 4/21/23 ....... 10,000 147,450,000 (260,000)
(7,015,000)
Total Options Written (Premiums received $71,548,702) ..........................
$ (50,464,750)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
See Note 1(e) regarding equity-linked securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $28,141,368,047, representing 39.1% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
A portion or all of the security is on loan at March 31, 2023. See Note 1(f).
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
Income may be received in additional securities and/or cash.
k
See Note 7 regarding credit risk and defaulted securities.
l
See Note 1(g) regarding senior floating rate interests.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
The rate shown is the annualized seven-day effective yield at period end.
o
See Note 1(f) regarding securities on loan.
p
See Note 1(d) regarding written options.

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At March 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
See Note 10 regarding derivative financial instruments.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 54,000 $ 6,205,781,250 6/21/23 $ 170,829,378
U.S. Treasury Ultra Bonds ...................... Long 3,000 423,375,000 6/21/23 21,691,593
Total Futures Contracts ...................................................................... $192,520,971
*
As of period end.
See Abbreviations on page 145 .

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.03 $5.89 $6.09 $6.07 $5.86 $5.89
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.08 0.05 0.10 0.14 0.01
Net realized and unrealized gains (losses) 0.14 (0.81) (0.12) 0.08 0.25 (0.02)
Total from investment operations ........ 0.20 (0.73) (0.07) 0.18 0.39 (0.01)
Less distributions from:
Net investment income .............. (0.07) (0.13) (0.13) (0.16) (0.18) (0.02)
Net asset value, end of period .......... $5.16 $5.03 $5.89 $6.09 $6.07 $5.86
Total return
d
....................... 4.05% (12.50)% (1.15)% 3.01% 6.70% (0.23)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.87% 0.87% 0.89% 0.89% 0.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.90%
g
0.86% 0.87%
g
0.88% 0.88% 0.86%
g
Net investment income ............... 2.35% 1.44% 0.79% 1.58% 2.36% 2.40%
Supplemental data
Net assets, end of period (000’s) ........ $655,487 $687,607 $1,020,574 $1,097,545 $336,646 $4,472
Portfolio turnover rate ................ —% 53.63% 89.16% 65.54% 41.34% 44.67%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.03 $5.90 $6.09 $6.07 $5.85 $6.13
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.09 0.05 0.10 0.15 0.15
Net realized and unrealized gains (losses) 0.15 (0.82) (0.10) 0.09 0.25 (0.25)
Total from investment operations ........ 0.21 (0.73) (0.05) 0.19 0.40 (0.10)
Less distributions from:
Net investment income .............. (0.08) (0.14) (0.14) (0.17) (0.18) (0.18)
Net asset value, end of period .......... $5.16 $5.03 $5.90 $6.09 $6.07 $5.85
Total return
c
....................... 4.10% (12.55)% (0.89)% 3.09% 6.94% (1.60)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.80% 0.76% 0.77% 0.78% 0.79% 0.76%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.79% 0.76%
f
0.76% 0.77% 0.78% 0.76%
f
Net investment income ............... 2.46% 1.56% 0.90% 1.69% 2.46% 2.50%
Supplemental data
Net assets, end of period (000’s) ........ $1,526,353 $1,592,268 $2,104,978 $2,661,888 $2,885,194 $3,099,373
Portfolio turnover rate ................ —% 53.63% 89.16% 65.54% 41.34% 44.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.00 $5.85 $6.04 $6.03 $5.81 $6.08
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.06 0.02 0.07 0.12 0.12
Net realized and unrealized gains (losses) 0.13 (0.80) (0.10) 0.08 0.25 (0.24)
Total from investment operations ........ 0.18 (0.74) (0.08) 0.15 0.37 (0.12)
Less distributions from:
Net investment income .............. (0.06) (0.11) (0.11) (0.14) (0.15) (0.15)
Net asset value, end of period .......... $5.12 $5.00 $5.85 $6.04 $6.03 $5.81
Total return
c
....................... 3.66% (12.77)% (1.41)% 2.43% 6.45% (1.94)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.30% 1.27% 1.27% 1.29% 1.29% 1.26%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.30%
f
1.26% 1.27%
f
1.28% 1.28% 1.26%
f
Net investment income ............... 1.95% 1.04% 0.39% 1.18% 1.96% 2.00%
Supplemental data
Net assets, end of period (000’s) ........ $118,720 $116,145 $196,643 $354,483 $389,021 $571,525
Portfolio turnover rate ................ —% 53.63% 89.16% 65.54% 41.34% 44.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.03 $5.89 $6.09 $6.07 $5.85 $6.12
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.07 0.03 0.08 0.13 0.13
Net realized and unrealized gains (losses) 0.15 (0.81) (0.11) 0.08 0.25 (0.24)
Total from investment operations ........ 0.20 (0.74) (0.08) 0.16 0.38 (0.11)
Less distributions from:
Net investment income .............. (0.07) (0.12) (0.12) (0.14) (0.16) (0.16)
Net asset value, end of period .......... $5.16 $5.03 $5.89 $6.09 $6.07 $5.85
Total return
c
....................... 3.92% (12.72)% (1.41)% 2.73% 6.58% (1.78)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.12% 1.11% 1.13% 1.14% 1.11%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.15%
f
1.11% 1.11%
f
1.12% 1.13% 1.11%
f
Net investment income ............... 2.11% 1.20% 0.55% 1.34% 2.11% 2.15%
Supplemental data
Net assets, end of period (000’s) ........ $16,037 $15,476 $19,513 $27,746 $32,906 $31,144
Portfolio turnover rate ................ —% 53.63% 89.16% 65.54% 41.34% 44.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.06 $5.92 $6.12 $6.10 $5.87 $6.15
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.10 0.07 0.12 0.16 0.17
Net realized and unrealized gains (losses) 0.14 (0.81) (0.12) 0.08 0.27 (0.25)
Total from investment operations ........ 0.21 (0.71) (0.05) 0.20 0.43 (0.08)
Less distributions from:
Net investment income .............. (0.08) (0.15) (0.15) (0.18) (0.20) (0.20)
Net asset value, end of period .......... $5.19 $5.06 $5.92 $6.12 $6.10 $5.87
Total return
c
....................... 4.21% (12.11)% (0.80)% 3.34% 7.39% (1.33)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.50% 0.53% 0.54% 0.51% 0.49%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.53% 0.50%
f
0.51% 0.52% 0.50% 0.48%
Net investment income ............... 2.72% 1.81% 1.15% 1.96% 2.74% 2.78%
Supplemental data
Net assets, end of period (000’s) ........ $201,207 $202,611 $304,650 $361,791 $573,957 $694,813
Portfolio turnover rate ................ —% 53.63% 89.16% 65.54% 41.34% 44.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.05 $5.92 $6.11 $6.10 $5.87 $6.15
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.09 0.06 0.11 0.16 0.16
Net realized and unrealized gains (losses) 0.14 (0.81) (0.10) 0.07 0.26 (0.25)
Total from investment operations ........ 0.21 (0.72) (0.04) 0.18 0.42 (0.09)
Less distributions from:
Net investment income .............. (0.08) (0.15) (0.15) (0.17) (0.19) (0.19)
Net asset value, end of period .......... $5.18 $5.05 $5.92 $6.11 $6.10 $5.87
Total return
c
....................... 4.16% (12.39)% (0.74)% 3.23% 7.08% (1.45)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.62% 0.62% 0.64% 0.64% 0.61%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.65%
f
0.61% 0.62%
f
0.63% 0.63% 0.61%
f
Net investment income ............... 2.60% 1.67% 1.04% 1.84% 2.61% 2.65%
Supplemental data
Net assets, end of period (000’s) ........ $287,392 $300,303 $692,010 $743,012 $946,318 $720,281
Portfolio turnover rate ................ —% 53.63% 89.16% 65.54% 41.34% 44.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.6%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 16,551,240
Total U.S. Government and Agency Securities (Cost $18,428,449) .................
16,551,240
Mortgage-Backed Securities 97.6%
Government National Mortgage Association (GNMA) Fixed Rate 97.6%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 3,554,302 3,592,386
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 126,403,556 129,645,928
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 56,430,114 59,074,633
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 51,957,356 54,758,011
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 13,160,847 13,557,956
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 8,197,482 8,707,918
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 772,081 806,008
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 1,181 1,233
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 88 88
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 11,813,121 11,491,344
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 34,471,959 33,306,105
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 65,696,111 66,220,397
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 14,927 15,147
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 10/15/48 ...................... 560,516 577,065
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 ............................ 23,851 23,968
GNMA I, Single-family, 30 Year, 7.5%, 4/15/23 - 7/15/31 ...................... 889,308 898,752
GNMA I, Single-family, 30 Year, 8%, 6/15/23 - 9/15/30 ........................ 312,441 313,899
GNMA I, Single-family, 30 Year, 8.5%, 4/15/23 - 5/15/25 ...................... 5,113 5,103
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 2,240 2,237
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 2,967,263 3,006,542
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 935,355 937,938
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 23,214,664 24,580,997
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 971,863 1,009,277
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 279,654 297,139
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 5,771 5,753
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 38,211 38,894
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 169,832,308 144,957,947
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 15,120,164 12,872,625
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 74,417,122 65,582,385
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 220,771,313 194,582,265
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 89,260,661 78,654,235
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 87,114,035 76,779,937
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 88,936,012 78,363,248
GNMA II, Single-family, 30 Year, 2.5%, 1/20/52 ............................. 133,451,989 117,610,216
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 19,367,032 18,091,340
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 9,701,813 9,073,708
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 14,256,759 13,300,755
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 19,035,226 17,663,676
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 15,276,051 14,103,094
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 24,638,973 22,753,872
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 11,672,763 10,874,247
GNMA II, Single-family, 30 Year, 3%, 9/20/50 ............................... 9,163,597 8,491,268
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 153,002,992 140,124,537
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 174,057,873 159,300,280
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 28,829,212 26,384,904
GNMA II, Single-family, 30 Year, 3%, 10/20/51 .............................. 124,505,517 113,909,677
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 62,433,637 57,990,422
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 30,515,265 29,193,990
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 38,340,498 36,707,619
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 11,365,580 10,892,418
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 13,165,309 12,608,792
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 137,184,487 130,929,873
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 130,456,627 123,976,990

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... $ 49,589,098 $ 47,411,476
GNMA II, Single-family, 30 Year, 3.5%, 11/20/51 ............................ 24,240,057 22,803,790
GNMA II, Single-family, 30 Year, 3.5%, 2/20/52 ............................. 69,311,548 65,032,985
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 10,106,835 9,988,756
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 10,045,911 9,928,529
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 12,389,772 12,245,040
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 11,672,560 11,536,186
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 32,902,179 32,151,716
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 25,433,345 24,853,391
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 16,287,172 15,915,660
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 48,100,589 47,357,603
GNMA II, Single-family, 30 Year, 4%, 6/20/52 ............................... 127,392,236 122,826,877
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 9,140,719 9,265,024
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 11,288,308 11,441,781
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 12,539,061 12,709,555
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 18,055,076 18,300,435
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 12,862,778 13,035,557
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 28,637,147 29,009,397
GNMA II, Single-family, 30 Year, 5%, 9/20/33 ............................... 7,993,387 8,246,587
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 25,975,170 26,739,040
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 36,926,504 38,366,658
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 536,181 553,448
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 7,422,234 7,835,028
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 1,947,091 2,031,706
GNMA II, Single-family, 30 Year, 7.5%, 5/20/23 - 4/20/32 ...................... 248,529 257,449
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 124,018 128,099
GNMA II, Single-family, 30 Year, 8.5%, 1/20/25 - 6/20/25 ...................... 63 63
GNMA II, Single-family, 30 Year, 9.5%, 1/20/25 ............................. 353 352
2,738,621,226
Total Mortgage-Backed Securities (Cost $3,029,273,043) .........................
2,738,621,226
Total Long Term Investments (Cost $3,047,701,492) .............................
2,755,172,466
a
a a a a
Short Term Investments 1.6%
Shares
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 45,008,101 45,008,101
Total Money Market Funds (Cost $45,008,101) ..................................
45,008,101
Total Short Term Investments (Cost $45,008,101 ) ................................
45,008,101
a
Total Investments (Cost $3,092,709,593) 99.8% ..................................
$2,800,180,567
Other Assets, less Liabilities 0.2% .............................................
5,015,989
Net Assets 100.0% ...........................................................
$2,805,196,556
See Abbreviations on page 145 .
a
See Note 3(f) regarding investments in a ffiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
Year Ended
September 30,
2018
a
2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.26 $20.20 $19.76 $22.53 $18.66 $19.16
Income from investment operations
b
:
Net investment income
c
............. 0.26 0.46 0.43 0.51 0.53 0.02
Net realized and unrealized gains (losses) 1.11 0.67 1.94 (2.43) 4.41 (0.52)
Total from investment operations ........ 1.37 1.13 2.37 (1.92) 4.94 (0.50)
Less distributions from:
Net investment income .............. (0.24) (0.47) (0.52) (0.50) (0.49) —
Net realized gains ................. (0.31) (0.60) (1.41) (0.35) (0.58) —
Total distributions ................... (0.55) (1.07) (1.93) (0.85) (1.07) —
Net asset value, end of period .......... $21.08 $20.26 $20.20 $19.76 $22.53 $18.66
Total return
d
....................... 6.74% 5.56% 12.29% (8.68)% 27.43% (2.61)%
Ratios to average net assets
e
Expenses
f ,g
........................ 0.80% 0.82% 0.82% 0.83% 0.83% 0.84%
Net investment income ............... 2.49% 2.08% 2.10% 2.46% 2.51% 2.62%
Supplemental data
Net assets, end of period (000’s) ........ $1,293,253 $1,200,671 $982,201 $742,188 $521,782 $3,536
Portfolio turnover rate ................ 2.78% 5.66% 5.18% 12.19% 7.90% 4.58%
a
For the period September 10, 2018 (effective date) to September 30, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.27 $20.21 $19.77 $22.54 $18.66 $19.18
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.47 0.45 0.52 0.53 0.50
Net realized and unrealized gains (losses) 1.12 0.68 1.94 (2.41) 4.44 (0.17)
Total from investment operations ........ 1.39 1.15 2.39 (1.89) 4.97 0.33
Less distributions from:
Net investment income .............. (0.26) (0.49) (0.54) (0.53) (0.51) (0.54)
Net realized gains ................. (0.31) (0.60) (1.41) (0.35) (0.58) (0.31)
Total distributions ................... (0.57) (1.09) (1.95) (0.88) (1.09) (0.85)
Net asset value, end of period .......... $21.09 $20.27 $20.21 $19.77 $22.54 $18.66
Total return
c
....................... 6.74% 5.67% 12.40% (8.59)% 27.61% 1.68%
Ratios to average net assets
d
Expenses
e ,f
........................ 0.70% 0.72% 0.72% 0.73% 0.73% 0.74%
Net investment income ............... 2.58% 2.16% 2.20% 2.50% 2.61% 2.72%
Supplemental data
Net assets, end of period (000’s) ........ $3,268,501 $3,230,150 $3,321,370 $3,388,126 $4,176,487 $3,654,795
Portfolio turnover rate ................ 2.78% 5.66% 5.18% 12.19% 7.90% 4.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.14 $20.09 $19.65 $22.42 $18.57 $19.09
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.36 0.34 0.41 0.42 0.41
Net realized and unrealized gains (losses) 1.11 0.67 1.95 (2.41) 4.43 (0.18)
Total from investment operations ........ 1.32 1.03 2.29 (2.00) 4.85 0.23
Less distributions from:
Net investment income .............. (0.20) (0.38) (0.44) (0.42) (0.42) (0.44)
Net realized gains ................. (0.31) (0.60) (1.41) (0.35) (0.58) (0.31)
Total distributions ................... (0.51) (0.98) (1.85) (0.77) (1.00) (0.75)
Net asset value, end of period .......... $20.95 $20.14 $20.09 $19.65 $22.42 $18.57
Total return
c
....................... 6.52% 5.11% 11.91% (9.10)% 26.96% 1.18%
Ratios to average net assets
d
Expenses
e ,f
........................ 1.20% 1.22% 1.22% 1.23% 1.23% 1.24%
Net investment income ............... 2.06% 1.66% 1.69% 1.98% 2.11% 2.22%
Supplemental data
Net assets, end of period (000’s) ........ $284,148 $302,959 $350,553 $537,808 $767,363 $834,070
Portfolio turnover rate ................ 2.78% 5.66% 5.18% 12.19% 7.90% 4.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.17 $20.12 $19.68 $22.45 $18.59 $19.11
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.40 0.38 0.44 0.45 0.44
Net realized and unrealized gains (losses) 1.11 0.67 1.94 (2.41) 4.44 (0.18)
Total from investment operations ........ 1.34 1.07 2.32 (1.97) 4.89 0.26
Less distributions from:
Net investment income .............. (0.22) (0.42) (0.47) (0.45) (0.45) (0.47)
Net realized gains ................. (0.31) (0.60) (1.41) (0.35) (0.58) (0.31)
Total distributions ................... (0.53) (1.02) (1.88) (0.80) (1.03) (0.78)
Net asset value, end of period .......... $20.98 $20.17 $20.12 $19.68 $22.45 $18.59
Total return
c
....................... 6.59% 5.26% 12.06% (8.95)% 27.17% 1.33%
Ratios to average net assets
d
Expenses
e ,f
........................ 1.05% 1.07% 1.07% 1.08% 1.08% 1.09%
Net investment income ............... 2.24% 1.83% 1.85% 2.15% 2.26% 2.37%
Supplemental data
Net assets, end of period (000’s) ........ $111,560 $103,579 $83,441 $84,488 $103,376 $72,927
Portfolio turnover rate ................ 2.78% 5.66% 5.18% 12.19% 7.90% 4.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.47 $20.40 $19.93 $22.73 $18.81 $19.32
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.54 0.50 0.58 0.56 0.55
Net realized and unrealized gains (losses) 1.13 0.67 1.96 (2.46) 4.50 (0.17)
Total from investment operations ........ 1.42 1.21 2.46 (1.88) 5.06 0.38
Less distributions from:
Net investment income .............. (0.28) (0.54) (0.58) (0.57) (0.56) (0.58)
Net realized gains ................. (0.31) (0.60) (1.41) (0.35) (0.58) (0.31)
Total distributions ................... (0.59) (1.14) (1.99) (0.92) (1.14) (0.89)
Net asset value, end of period .......... $21.30 $20.47 $20.40 $19.93 $22.73 $18.81
Total return
c
....................... 6.89% 5.90% 12.71% (8.44)% 27.89% 1.97%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.54% 0.58% 0.56% 0.53% 0.52%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.49% 0.50% 0.50% 0.50% 0.50% 0.48%
Net investment income ............... 2.78% 2.41% 2.42% 2.75% 2.84% 2.98%
Supplemental data
Net assets, end of period (000’s) ........ $233,477 $223,710 $153,969 $144,079 $150,244 $230,393
Portfolio turnover rate ................ 2.78% 5.66% 5.18% 12.19% 7.90% 4.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.47 $20.40 $19.93 $22.73 $18.81 $19.32
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.52 0.48 0.56 0.56 0.54
Net realized and unrealized gains (losses) 1.12 0.68 1.97 (2.46) 4.48 (0.18)
Total from investment operations ........ 1.41 1.20 2.45 (1.90) 5.04 0.36
Less distributions from:
Net investment income .............. (0.27) (0.53) (0.57) (0.55) (0.54) (0.56)
Net realized gains ................. (0.31) (0.60) (1.41) (0.35) (0.58) (0.31)
Total distributions ................... (0.58) (1.13) (1.98) (0.90) (1.12) (0.87)
Net asset value, end of period .......... $21.30 $20.47 $20.40 $19.93 $22.73 $18.81
Total return
c
....................... 6.85% 5.82% 12.62% (8.51)% 27.78% 1.82%
Ratios to average net assets
d
Expenses
e ,f
........................ 0.55% 0.57% 0.57% 0.58% 0.58% 0.59%
Net investment income ............... 2.73% 2.32% 2.35% 2.66% 2.76% 2.87%
Supplemental data
Net assets, end of period (000’s) ........ $1,395,835 $1,383,667 $1,200,859 $1,179,002 $1,262,883 $927,845
Portfolio turnover rate ................ 2.78% 5.66% 5.18% 12.19% 7.90% 4.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2023
Franklin Utilities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.6%
Construction & Engineering 1.9%
MDU Resources Group, Inc. ............................. United States 4,200,000 $ 128,016,000
Diversified Telecommunication Services 0.9%
TELUS Corp. ........................................ Canada 3,000,000 59,551,643
Electric Utilities 58.5%
Alliant Energy Corp. ................................... United States 3,700,000 197,580,000
American Electric Power Co., Inc. ......................... United States 2,700,000 245,673,000
Constellation Energy Corp. .............................. United States 1,349,999 105,974,922
Duke Energy Corp. .................................... United States 2,700,000 260,469,000
Edison International ................................... United States 4,300,000 303,537,000
Emera, Inc. .......................................... Canada 1,464,300 60,149,405
Entergy Corp. ........................................ United States 2,200,000 237,028,000
Evergy, Inc. .......................................... United States 4,150,000 253,648,000
Eversource Energy .................................... United States 1,900,000 148,694,000
Exelon Corp. ......................................... United States 6,350,000 266,001,500
FirstEnergy Corp. ..................................... United States 2,000,000 80,120,000
NextEra Energy, Inc. ................................... United States 9,800,000 755,383,999
OGE Energy Corp. .................................... United States 1,600,000 60,256,000
a
PG&E Corp. ......................................... United States 11,000,000 177,870,000
Pinnacle West Capital Corp. ............................. United States 1,050,000 83,202,000
PPL Corp. ........................................... United States 6,000,000 166,740,000
Southern Co. (The) .................................... United States 4,400,000 306,152,000
Xcel Energy, Inc. ...................................... United States 2,100,000 141,624,000
3,850,102,826
Gas Utilities 0.9%
Spire, Inc. ........................................... United States 800,000 56,112,000
Independent Power and Renewable Electricity Producers 2.6%
Clearway Energy, Inc., C ................................ United States 800,000 25,064,000
Drax Group plc ....................................... United Kingdom 7,000,000 52,583,483
Vistra Corp. .......................................... United States 3,994,269 95,862,456
173,509,939
Multi-Utilities 30.0%
Ameren Corp. ........................................ United States 1,668,250 144,120,117
Black Hills Corp. ...................................... United States 400,000 25,240,000
CenterPoint Energy, Inc. ................................ United States 6,000,000 176,760,000
CMS Energy Corp. .................................... United States 3,800,000 233,244,000
Consolidated Edison, Inc. ............................... United States 900,000 86,103,000
Dominion Energy, Inc. .................................. United States 4,000,000 223,640,000
DTE Energy Co. ...................................... United States 1,500,000 164,310,000
E.ON SE ............................................ Germany 9,000,000 112,277,663
National Grid plc ...................................... United Kingdom 5,000,000 67,640,516
NiSource, Inc. ........................................ United States 6,200,000 173,352,000
NorthWestern Corp. ................................... United States 1,300,000 75,218,000
Public Service Enterprise Group, Inc. ...................... United States 2,200,000 137,390,000
Sempra Energy ....................................... United States 1,800,000 272,088,000
WEC Energy Group, Inc. ................................ United States 900,000 85,311,000
1,976,694,296
Oil, Gas & Consumable Fuels 3.4%
Cheniere Energy, Inc. .................................. United States 700,000 110,320,000
DT Midstream, Inc. .................................... United States 1,400,000 69,118,000
Equitrans Midstream Corp. .............................. United States 839,500 4,852,310
Williams Cos., Inc. (The) ................................ United States 1,400,000 41,804,000
226,094,310

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities 1.4%
Essential Utilities, Inc. .................................. United States 1,500,000 $ 65,475,000
United Utilities Group plc ................................ United Kingdom 2,000,000 26,177,050
91,652,050
Total Common Stocks (Cost $3,230,987,818) ....................................
6,561,733,064
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.3%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 18,744,661 18,744,661
Total Money Market Funds (Cost $18,744,661) ..................................
18,744,661
Total Short Term Investments (Cost $18,744,661 ) ................................
18,744,661
a
Total Investments (Cost $3,249,732,479) 99.9% ..................................
$6,580,477,725
Other Assets, less Liabilities 0.1% .............................................
6,296,057
Net Assets 10 0.0% ...........................................................
$6,586,773,782
See Abbreviations on page 145 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
March 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $11,449,766,279 $73,871,384 $5,155,483,062
Cost - Non-controlled affiliates (Note 3 f ) ...................... 251,029,443 1,201,709 94,647,361
Value - Unaffiliated issuers (Includes securities loaned of $11,682,900,
$— and $—, respectively) ................................. $18,587,652,519 $80,964,627 $15,842,273,937
Value - Non-controlled affiliates (Note 3 f ) ...................... 251,029,443 1,201,709 94,647,361
Foreign currency, at value (cost $349, $86 and $655, respectively) .... 357 84 655
Receivables:
Capital shares sold ...................................... 17,265,060 213,305 5,612,631
Dividends ............................................. 4,078,363 11,123 7,268,837
Affiliates .............................................. — 53,380 —
Total assets ........................................ 18,860,025,742 82,444,228 15,949,803,421
Liabilities:
Payables:
Investment securities purchased ............................ 14,902 — —
Capital shares redeemed ................................. 23,661,967 27,367 46,271,479
Management fees ....................................... 6,428,712 — 5,600,495
Distribution fees ........................................ 2,365,945 16,385 2,530,513
Transfer agent fees ...................................... 4,678,672 27,993 4,673,499
Professional fees ....................................... 40,766 20,793 49,763
Trustees' fees and expenses ............................... 17,367 1,774 2,534
Payable upon return of securities loaned (Note 1 f ) ................ 11,474,000 — —
Accrued expenses and other liabilities ......................... 599,308 3,091 786,291
Total liabilities ....................................... 49,281,639 97,403 59,914,574
Net assets, at value ............................... $18,810,744,103 $82,346,825 $15,889,888,847
Net assets consist of:
Paid-in capital ........................................... $13,077,089,042 $90,067,722 $4,722,970,024
Total distributable earnings (losses) ........................... 5,733,655,061 (7,720,897) 11,166,918,823
Net assets, at value ............................... $18,810,744,103 $82,346,825 $15,889,888,847

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Class A:
Net assets, at value ..................................... $8,213,116,929 $62,157,252 $10,173,625,975
Shares outstanding ...................................... 75,417,580 2,723,734 91,201,192
Net asset value per share
a
................................ $108.90 $22.82 $111.55
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $115.24 $24.15 $118.04
Class C:
Net assets, at value ..................................... $772,010,928 $4,542,493 $415,735,309
Shares outstanding ...................................... 8,831,850 203,773 4,356,789
Net asset value and maximum offering price per share
a
........... $87.41 $22.29 $95.42
Class R:
Net assets, at value ..................................... $210,746,963 $968,870 $270,302,899
Shares outstanding ...................................... 2,016,760 42,727 2,451,540
Net asset value and maximum offering price per share ........... $104.50 $22.68 $110.26
Class R6:
Net assets, at value ..................................... $7,227,423,335 $63,149 $2,140,858,594
Shares outstanding ...................................... 62,740,775 2,742 19,042,580
Net asset value and maximum offering price per share ........... $115.19 $23.04 $112.42
Advisor Class:
Net assets, at value ..................................... $2,387,445,948 $14,615,061 $2,889,366,070
Shares outstanding ...................................... 21,021,148 634,979 25,681,757
Net asset value and maximum offering price per share ........... $113.57 $23.02 $112.51
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $69,436,370,828 $3,047,701,492 $3,230,987,818
Cost - Non-controlled affiliates (Note 3 f ) ...................... 2,449,673,078 45,008,101 18,744,661
Value - Unaffiliated issuers (Includes securities loaned of
$170,347,549, $— and $—, respectively) ..................... $69,134,008,779 $2,755,172,466 $6,561,733,064
Value - Non-controlled affiliates (Note 3 f ) ...................... 2,446,447,421 45,008,101 18,744,661
Cash .................................................. 52,264,470 — —
Foreign currency, at value (cost $12,199,441, $– and $–, respectively) . 12,199,441 — —
Receivables:
Investment securities sold ................................. 223,650,935 — 11,919,987
Capital shares sold ...................................... 34,554,924 3,183,664 1,728,772
Dividends and interest ................................... 687,483,260 8,404,372 13,065,703
European Union tax reclaims (Note 1 h ) ....................... 26,290,980 — —
Deposits with brokers for:
Futures contracts ...................................... 141,000,000 — —
Variation margin on futures contracts ......................... 22,593,750 — —
Total assets ........................................ 72,780,493,960 2,811,768,603 6,607,192,187
Liabilities:
Payables:
Investment securities purchased ............................ 432,520,091 — 11,132,882
Capital shares redeemed ................................. 45,764,594 2,136,754 4,776,373
Management fees ....................................... 21,761,668 1,053,778 2,418,513
Distribution fees ........................................ 11,271,549 396,638 871,254
Transfer agent fees ...................................... 11,274,026 1,095,518 794,651
Trustees' fees and expenses ............................... 246 2,584 173
Pricing fees ........................................... — 153,895 10,165
Options written, at value (premiums received $71,548,702, $– and $–, respectively) ............................................ 50,464,750 — —
Payable upon return of securities loaned (Note 1 f ) ................ 173,182,000 — —
Accrued expenses and other liabilities ......................... 6,549,496 1,732,880 414,394
Total liabilities ....................................... 752,788,420 6,572,047 20,418,405
Net assets, at value ............................... $72,027,705,540 $2,805,196,556 $6,586,773,782
Net assets consist of:
Paid-in capital ........................................... $73,195,746,658 $3,889,533,362 $3,225,095,848
Total distributable earnings (losses) ........................... (1,168,041,118) (1,084,336,806) 3,361,677,934
Net assets, at value ............................... $72,027,705,540 $2,805,196,556 $6,586,773,782

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ..................................... $19,503,026,159 $655,486,938 $1,293,253,101
Shares outstanding ...................................... 8,485,583,117 127,047,620 61,356,732
Net asset value per share
a
................................ $2.30 $5.16 $21.08
Maximum offering price per share (net asset value per share ÷
96.25%) .............................................. $2.39 $5.36 $21.90
Class A1:
Net assets, at value ..................................... $31,801,875,940 $1,526,353,419 $3,268,500,722
Shares outstanding ...................................... 13,807,284,209 295,698,913 155,015,256
Net asset value per share
a
................................ $2.30 $5.16 $21.09
Maximum offering price per share (net asset value per share ÷
96.25%) .............................................. $2.39 $5.36 $21.91
Class C:
Net assets, at value ..................................... $5,594,774,085 $118,720,444 $284,147,635
Shares outstanding ...................................... 2,385,093,351 23,184,510 13,564,508
Net asset value and maximum offering price per share
a
........... $2.35 $5.12 $20.95
Class R:
Net assets, at value ..................................... $302,990,796 $16,037,467 $111,560,465
Shares outstanding ...................................... 134,614,659 3,107,684 5,316,704
Net asset value and maximum offering price per share ........... $2.25 $5.16 $20.98
Class R6:
Net assets, at value ..................................... $1,686,760,597 $201,206,550 $233,477,052
Shares outstanding ...................................... 735,823,093 38,803,055 10,962,407
Net asset value and maximum offering price per share ........... $2.29 $5.19 $21.30
Advisor Class:
Net assets, at value ..................................... $13,138,277,963 $287,391,738 $1,395,834,807
Shares outstanding ...................................... 5,759,903,677 55,479,683 65,534,608
Net asset value and maximum offering price per share ........... $2.28 $5.18 $21.30
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the six months ended March 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $399,723, $3,475 and $446,683, respectively)
Unaffiliated issuers ...................................... $41,355,806 $214,895 $74,860,645
Non-controlled affiliates (Note 3 f ) ........................... 2,506,726 38,722 1,497,435
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 5,921 — 14,204
Non-controlled affiliates (Note 3 f ) ........................... 91,388 — 453
Total investment income ................................. 43,959,841 253,617 76,372,737
Expenses:
Management fees (Note 3 a ) ................................. 37,531,406 253,831 33,604,702
Distribution fees: (Note 3c )
    Class A .............................................. 9,339,352 68,214 12,119,802
    Class C .............................................. 3,606,724 20,645 2,070,186
    Class R .............................................. 492,810 2,099 657,938
Transfer agent fees: (Note 3e )
    Class A .............................................. 5,541,450 64,274 5,759,586
    Class C .............................................. 535,056 4,721 246,002
    Class R .............................................. 146,199 959 156,340
    Class R6 ............................................. 668,250 9 235,930
    Advisor Class .......................................... 1,674,998 12,914 1,669,119
Custodian fees (Note 4 ) .................................... 242,982 827 70,112
Reports to shareholders fees ................................ 1,283,596 7,061 350,732
Registration and filing fees .................................. 276,740 60,333 187,726
Professional fees ......................................... 45,773 27,957 59,652
Trustees' fees and expenses ................................ 103,367 1,012 86,356
Interest expense ......................................... 1,931 415 1,367
Other .................................................. 319,760 4,794 259,555
Total expenses ....................................... 61,810,394 530,065 57,535,105
Expense reductions (Note 4 ) ............................. (6) — (1,876)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (297,445) (130,475) (168,085)
Net expenses ....................................... 61,512,943 399,590 57,365,144
Net investment income (loss) .......................... (17,553,102) (145,973) 19,007,593
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (453,269,555) (2,290,222) 456,165,216
Foreign currency transactions .............................. 396,499 383 3,363
Net realized gain (loss) ................................ (452,873,056) (2,289,839) 456,168,579
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 3,302,642,401 15,067,671 1,890,388,182
Translation of other assets and liabilities denominated in foreign currencies ........................................... 19,586 26 453
Net change in unrealized appreciation (depreciation) .......... 3,302,661,987 15,067,697 1,890,388,635
Net realized and unrealized gain (loss) .......................... 2,849,788,931 12,777,858 2,346,557,214
Net increase (decrease) in net assets resulting from operations ........ $2,832,235,829 $12,631,885 $2,365,564,807

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended March 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends: (net of foreign taxes of $5,382,757, $– and $491,738, respectively)
Unaffiliated issuers ...................................... $284,938,133 $— $108,113,419
Non-controlled affiliates (Note 3 f ) ........................... 23,360,745 883,404 477,191
Interest:
Unaffiliated issuers:
Paydown gain (loss) ................................... (41,075) (5,996,518) —
Paid in cash
a
......................................... 1,289,040,998 51,411,411 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (62,329) — —
Non-controlled affiliates (Note 3 f ) ........................... 2,915,543 — —
Other income (Note 1 h ) .................................... 928,234 — —
Total investment income ................................. 1,601,080,249 46,298,297 108,590,610
Expenses:
Management fees (Note 3 a ) ................................. 132,015,265 6,484,910 14,819,134
Distribution fees: (Note 3c )
    Class A .............................................. 23,118,028 835,572 1,587,117
    Class A1 ............................................. 23,736,574 1,122,024 2,470,908
    Class C .............................................. 18,606,789 388,269 971,906
    Class R .............................................. 726,921 39,270 276,785
Transfer agent fees: (Note 3e )
    Class A .............................................. 7,624,443 497,376 570,363
    Class A1 ............................................. 13,049,924 1,159,475 1,480,191
    Class C .............................................. 2,361,011 88,853 134,378
    Class R .............................................. 119,880 11,682 49,734
    Class R6 ............................................. 192,928 33,404 62,882
    Advisor Class .......................................... 5,247,068 216,328 637,757
Custodian fees (Note 4 ) .................................... 262,337 10,880 25,358
Reports to shareholders fees ................................ 1,259,309 124,206 140,018
Registration and filing fees .................................. 526,520 69,808 111,896
Professional fees ......................................... 465,703 44,739 38,939
Trustees' fees and expenses ................................ 404,781 17,548 39,992
Other .................................................. 920,775 429,837 119,213
Total expenses ....................................... 230,638,256 11,574,181 23,536,571
Expense reductions (Note 4 ) ............................. (4,464) (67) (235)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (2,526,901) (95,888) (83,798)
Net expenses ....................................... 228,106,891 11,478,226 23,452,538
Net investment income .............................. 1,372,973,358 34,820,071 85,138,072

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended March 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 343,450,982 (625,615) 34,261,287
Written options ......................................... 181,110,682 — —
Foreign currency transactions .............................. (2,723,607) — (216,260)
Futures contracts ....................................... (29,340,528) — —
Net realized gain (loss) ................................ 492,497,529 (625,615) 34,045,027
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 4,781,670,169 78,543,551 312,439,138
Non-controlled affiliates (Note 3 f ) .......................... (3,324,129) — —
Translation of other assets and liabilities denominated in foreign currencies ........................................... 8,964,091 — 100,001
Written options ......................................... 24,572,876 — —
Futures contracts ....................................... 177,716,721 — —
Net change in unrealized appreciation (depreciation) .......... 4,989,599,728 78,543,551 312,539,139
Net realized and unrealized gain (loss) .......................... 5,482,097,257 77,917,936 346,584,166
Net increase (decrease) in net assets resulting from operations ........ $6,855,070,615 $112,738,007 $431,722,238
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin DynaTech Fund Franklin Focused Growth Fund
Six Months Ended
March 31, 2023
(unaudited)
Year Ended
September 30, 2022
Six Months Ended
March 31, 2023
(unaudited)
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(17,553,102) $(84,996,268) $(145,973) $(671,705)
Net realized gain (loss) ............ (452,873,056) (812,697,850) (2,289,839) (11,577,019)
Net change in unrealized appreciation
(depreciation) ................. 3,302,661,987 (10,578,235,213) 15,067,697 (33,530,551)
Net increase (decrease) in net
assets resulting from operations . 2,832,235,829 (11,475,929,331) 12,631,885 (45,779,275)
Distributions to shareholders:
Class A ........................ — (172,943,583) — (493,434)
Class C ........................ — (23,184,109) — (38,188)
Class R ........................ — (4,586,975) — (5,897)
Class R6 ....................... — (134,824,197) — (415)
Advisor Class ................... — (60,590,104) — (131,680)
Total distributions to shareholders ..... — (396,128,968) — (669,614)
Capital share transactions: (Note 2 )
Class A ........................ (224,760,107) 192,477,080 (564,739) 8,401,386
Class C ........................ (58,123,687) (72,201,401) (100,234) 711,737
Class R ........................ (10,160,906) 10,119,125 94,290 196,571
Class R6 ....................... (193,261,478) 788,549,445 8,013 415
Advisor Class ................... (256,467,029) (278,464,615) 3,008,890 (8,229,494)
Total capital share transactions ....... (742,773,207) 640,479,634 2,446,220 1,080,615
Net increase (decrease) in net
assets ..................... 2,089,462,622 (11,231,578,665) 15,078,105 (45,368,274)
Net assets:
Beginning of period ................ 16,721,281,481 27,952,860,146 67,268,720 112,636,994
End of period ..................... $18,810,744,103 $16,721,281,481 $82,346,825 $67,268,720

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Growth Fund Franklin Income Fund
Six Months Ended
March 31, 2023
(unaudited)
Year Ended
September 30, 2022
Six Months Ended
March 31, 2023
(unaudited)
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $19,007,593 $14,326,662 $1,372,973,358 $2,273,669,839
Net realized gain (loss) ............ 456,168,579 1,846,110,618 492,497,529 430,503,782
Net change in unrealized appreciation
(depreciation) ................. 1,890,388,635 (6,521,606,215) 4,989,599,728 (7,786,851,093)
Net increase (decrease) in net
assets resulting from operations . 2,365,564,807 (4,661,168,935) 6,855,070,615 (5,082,677,472)
Distributions to shareholders:
Class A ........................ (909,635,091) (1,168,961,036) (540,753,912) (1,152,988,107)
Class A1 ....................... — — (950,605,344) (2,410,250,572)
Class C ........................ (44,719,553) (66,622,776) (153,972,573) (440,734,378)
Class R ........................ (24,964,554) (34,890,151) (8,296,672) (18,070,687)
Class R6 ....................... (198,355,706) (278,038,777) (40,121,112) (71,339,359)
Advisor Class ................... (266,375,785) (380,494,855) (392,227,662) (871,094,088)
Total distributions to shareholders ..... (1,444,050,689) (1,929,007,595) (2,085,977,275) (4,964,477,191)
Capital share transactions: (Note 2 )
Class A ........................ 468,806,538 278,407,375 1,436,831,776 3,309,460,327
Class A1 ....................... — — (613,781,923) (809,147,805)
Class C ........................ (9,970,336) (49,537,765) (464,147,841) (977,179,035)
Class R ........................ 4,994,065 (30,209,220) 13,369,468 53,857,218
Class R6 ....................... 11,237,803 (204,647,567) 436,099,809 581,612,935
Advisor Class ................... 63,619,179 (306,999,175) 661,455,031 1,445,415,173
Total capital share transactions ....... 538,687,249 (312,986,352) 1,469,826,320 3,604,018,813
Net increase (decrease) in net
assets ..................... 1,460,201,367 (6,903,162,882) 6,238,919,660 (6,443,135,850)
Net assets:
Beginning of period ................ 14,429,687,480 21,332,850,362 65,788,785,880 72,231,921,730
End of period ..................... $15,889,888,847 $14,429,687,480 $72,027,705,540 $65,788,785,880

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Government Securities Fund Franklin Utilities Fund
Six Months Ended
March 31, 2023
(unaudited)
Year Ended
September 30, 2022
Six Months Ended
March 31, 2023
(unaudited)
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $34,820,071 $56,545,892 $85,138,072 $145,646,532
Net realized gain (loss) ............ (625,615) (58,392,142) 34,045,027 109,367,801
Net change in unrealized appreciation
(depreciation) ................. 78,543,551 (461,258,575) 312,539,139 64,616,747
Net increase (decrease) in net
assets resulting from operations . 112,738,007 (463,104,825) 431,722,238 319,631,080
Distributions to shareholders:
Class A ........................ (9,445,389) (20,267,585) (33,465,379) (55,029,799)
Class A1 ....................... (22,819,556) (46,598,044) (88,076,012) (176,291,048)
Class C ........................ (1,462,039) (3,045,344) (7,279,027) (16,186,173)
Class R ........................ (204,269) (367,976) (2,778,331) (4,384,032)
Class R6 ....................... (3,178,960) (7,008,183) (6,312,853) (9,709,506)
Advisor Class ................... (4,451,687) (13,110,289) (38,803,723) (67,381,826)
Total distributions to shareholders ..... (41,561,900) (90,397,421) (176,715,325) (328,982,384)
Capital share transactions: (Note 2 )
Class A ........................ (48,615,772) (204,548,972) 44,789,931 235,216,595
Class A1 ....................... (104,945,124) (227,866,480) (89,195,307) (116,776,805)
Class C ........................ (464,492) (57,456,291) (30,385,186) (52,951,717)
Class R ........................ 195,149 (1,409,442) 3,754,262 21,829,002
Class R6 ....................... (6,407,153) (63,528,606) 492,996 75,674,198
Advisor Class ................... (20,152,613) (315,646,464) (42,424,954) 198,701,770
Total capital share transactions ....... (180,390,005) (870,456,255) (112,968,258) 361,693,043
Net increase (decrease) in net
assets ..................... (109,213,898) (1,423,958,501) 142,038,655 352,341,739
Net assets:
Beginning of period ................ 2,914,410,454 4,338,368,955 6,444,735,127 6,092,393,388
End of period ..................... $2,805,196,556 $2,914,410,454 $6,586,773,782 $6,444,735,127

Franklin Custodian Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of six
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Focused Growth Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At March 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk . A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At March 31, 2023 ,
Franklin DynaTech Fund, Franklin Focused Growth Fund,
Franklin Growth Fund, Franklin U.S. Government Securities
F und and Franklin Utilities Fund had no futures contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At March
31, 2023 , Franklin DynaTech Fund, Franklin Focused Growth
Fund, Franklin Growth Fund, Franklin U.S. Government
Securities Fund and Franklin Utilities Fund had no options.
See Note 10 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or a joint repurchase agreement. Additionally, at March 31, 2023,
Franklin DynaTech Fund and Franklin Income Fund held
$977 and $3,582,070, respectively, in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At March 31, 2023, Franklin
Focused Growth Fund, Franklin Growth Fund, Franklin U.S.
Government Securities Fund and Franklin Utilities Fund had
no securities on loan.
g. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At March 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2023
Shares sold
a
................................... 4,685,166 $460,901,763 437,081 $8,927,863
Shares redeemed ............................... (7,027,391) (685,661,870) (460,881) (9,492,602)
Net increase (decrease) .......................... (2,342,225) $(224,760,107) (23,800) $(564,739)
Year ended September 30, 2022
Shares sold
a
................................... 14,363,386 $1,856,702,021 1,213,199 $33,600,799
Shares issued in reinvestment of distributions .......... 1,053,354 163,733,239 15,386 489,286
Shares redeemed ............................... (14,802,906) (1,827,958,180) (1,027,936) (25,688,699)
Net increase (decrease) .......................... 613,834 $192,477,080 200,649 $8,401,386
Class C
Class C Shares:
Six Months ended March 31, 2023
Shares sold ................................... 488,176 $38,511,045 39,255 $794,606
Shares redeemed
a
.............................. (1,234,662) (96,634,732) (44,407) (894,840)
Net increase (decrease) .......................... (746,486) $(58,123,687) (5,152) $(100,234)
Year ended September 30, 2022
Shares sold ................................... 1,588,693 $169,004,456 97,172 $2,671,024
Shares issued in reinvestment of distributions .......... 175,065 22,063,462 1,220 38,258
Shares redeemed
a
.............................. (2,641,655) (263,269,319) (82,494) (1,997,545)
Net increase (decrease) .......................... (877,897) $(72,201,401) 15,898 $711,737
Class R
Class R Shares:
Six Months ended March 31, 2023
Shares sold ................................... 111,287 $10,339,910 9,255 $181,749
Shares redeemed ............................... (212,985) (20,500,816) (4,169) (87,459)
Net increase (decrease) .......................... (101,698) $(10,160,906) 5,086 $94,290
Year ended September 30, 2022
Shares sold ................................... 453,729 $56,189,217 24,654 $667,940
Shares issued in reinvestment of distributions .......... 30,631 4,583,974 186 5,897
Shares redeemed ............................... (422,749) (50,654,066) (18,389) (477,266)
Net increase (decrease) .......................... 61,611 $10,119,125 6,451 $196,571
Class R6

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin DynaTech Fund Franklin Focused Growth Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended March 31, 2023
Shares sold ................................... 7,310,819 $753,323,014 368 $8,013
Shares redeemed ............................... (9,111,231) (946,584,492) — —
Net increase (decrease) .......................... (1,800,412) $(193,261,478) 368 $8,013
Year ended September 30, 2022
Shares sold ................................... 19,924,717 $2,652,793,439 — $—
Shares issued in reinvestment of distributions .......... 819,201 134,013,149 13 415
Shares redeemed ............................... (15,624,599) (1,998,257,143) — —
Net increase (decrease) .......................... 5,119,319 $788,549,445 13 $415
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2023
Shares sold ................................... 2,596,154 $265,725,546 262,336 $5,397,904
Shares redeemed ............................... (5,170,202) (522,192,575) (117,214) (2,389,014)
Net increase (decrease) .......................... (2,574,048) $(256,467,029) 145,122 $3,008,890
Year ended September 30, 2022
Shares sold ................................... 8,399,379 $1,127,784,359 315,963 $8,974,322
Shares issued in reinvestment of distributions .......... 331,088 53,493,894 4,116 131,564
Shares redeemed ............................... (11,793,370) (1,459,742,868) (618,869) (17,335,380)
Net increase (decrease) .......................... (3,062,903) $(278,464,615) (298,790) $(8,229,494)
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2023
Shares sold
a
................................... 3,437,816 $371,119,221 1,030,086,796 $2,337,638,915
Shares issued in reinvestment of distributions .......... 8,412,604 874,237,952 219,687,812 498,953,240
Shares redeemed ............................... (7,151,713) (776,550,635) (617,671,671) (1,399,760,379)
Net increase (decrease) .......................... 4,698,707 $468,806,538 632,102,937 $1,436,831,776
Year ended September 30, 2022
Shares sold
a
................................... 7,112,775 $950,008,754 1,967,528,153 $4,769,802,324
Shares issued in reinvestment of distributions .......... 7,829,335 1,123,352,847 441,349,127 1,064,714,504
Shares redeemed ............................... (13,642,430) (1,794,954,226) (1,046,858,486) (2,525,056,501)
Net increase (decrease) .......................... 1,299,680 $278,407,375 1,362,018,794 $3,309,460,327
Class A1
Class A1 Shares:
Six Months ended March 31, 2023
Shares sold ................................... — $— 210,456,105 $478,478,333
Shares issued in reinvestment of distributions .......... — — 383,696,060 872,094,476
Shares redeemed ............................... — — (864,749,439) (1,964,354,732)
Net increase (decrease) .......................... — $— (270,597,274) $(613,781,923)
Year ended September 30, 2022
Shares sold ................................... — $— 462,966,749 $1,128,353,082
Shares issued in reinvestment of distributions .......... — — 921,359,816 2,231,616,951
Shares redeemed ............................... — — (1,716,035,662) (4,169,117,838)
Net increase (decrease) .......................... — $— (331,709,097) $(809,147,805)
Class C
Class C Shares:
Six Months ended March 31, 2023
Shares sold ................................... 271,699 $25,235,702 159,595,937 $370,402,159
Shares issued in reinvestment of distributions .......... 495,655 44,157,863 63,636,929 147,427,513
Shares redeemed
a
.............................. (846,377) (79,363,901) (425,275,563) (981,977,513)
Net increase (decrease) .......................... (79,023) $(9,970,336) (202,042,697) $(464,147,841)
Year ended September 30, 2022
Shares sold ................................... 555,692 $66,038,572 376,265,055 $933,445,062
Shares issued in reinvestment of distributions .......... 521,624 65,667,219 172,175,078 424,342,430
Shares redeemed
a
.............................. (1,579,860) (181,243,556) (943,189,191) (2,334,966,527)
Net increase (decrease) .......................... (502,544) $(49,537,765) (394,749,058) $(977,179,035)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth Fund Franklin Income Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended March 31, 2023
Shares sold ................................... 135,397 $14,547,505 13,865,236 $30,844,749
Shares issued in reinvestment of distributions .......... 242,555 24,932,196 3,709,635 8,244,652
Shares redeemed ............................... (319,210) (34,485,636) (11,576,386) (25,719,933)
Net increase (decrease) .......................... 58,742 $4,994,065 5,998,485 $13,369,468
Year ended September 30, 2022
Shares sold ................................... 225,684 $29,038,794 38,495,084 $91,632,223
Shares issued in reinvestment of distributions .......... 244,578 34,832,817 7,597,250 17,950,459
Shares redeemed ............................... (699,391) (94,080,831) (23,493,263) (55,725,464)
Net increase (decrease) .......................... (229,129) $(30,209,220) 22,599,071 $53,857,218
Class R6
Class R6 Shares:
Six Months ended March 31, 2023
Shares sold ................................... 1,273,623 $138,229,779 237,262,719 $534,267,242
Shares issued in reinvestment of distributions .......... 1,715,972 179,878,131 15,649,013 35,407,199
Shares redeemed ............................... (2,783,858) (306,870,107) (59,154,435) (133,574,632)
Net increase (decrease) .......................... 205,737 $11,237,803 193,757,297 $436,099,809
Year ended September 30, 2022
Shares sold ................................... 3,675,674 $475,633,325 297,381,010 $723,113,206
Shares issued in reinvestment of distributions .......... 1,758,267 253,489,423 25,240,470 60,705,956
Shares redeemed in-kind (Note 13 ) .................. (448,827) (65,832,485) — —
Shares redeemed ............................... (6,581,226) (867,937,830) (83,879,771) (202,206,227)
Net increase (decrease) .......................... (1,596,112) $(204,647,567) 238,741,709 $581,612,935
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2023
Shares sold ................................... 2,212,577 $241,128,327 828,674,687 $1,871,685,832
Shares issued in reinvestment of distributions .......... 2,262,495 237,226,372 160,441,957 361,368,031
Shares redeemed ............................... (3,760,985) (414,735,520) (699,939,283) (1,571,598,832)
Net increase (decrease) .......................... 714,087 $63,619,179 289,177,361 $661,455,031
Year ended September 30, 2022
Shares sold ................................... 5,539,441 $691,586,170 1,421,259,437 $3,411,492,621
Shares issued in reinvestment of distributions .......... 2,305,617 332,746,676 333,722,149 799,087,621
Shares redeemed in-kind (Note 3h) .................. (924,131) (104,759,504) — —
Shares redeemed ............................... (9,694,616) (1,226,572,517) (1,157,679,072) (2,765,165,069)
Net increase (decrease) .......................... (2,773,689) $(306,999,175) 597,302,514 $1,445,415,173
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2023
Shares sold
a
................................... 10,623,324 $54,323,068 7,328,292 $153,964,181
Shares issued in reinvestment of distributions .......... 1,758,127 8,968,078 1,386,537 29,851,732
Shares redeemed ............................... (21,964,498) (111,906,918) (6,615,764) (139,025,982)
Net increase (decrease) .......................... (9,583,047) $(48,615,772) 2,099,065 $44,789,931
Year ended September 30, 2022
Shares sold
a
................................... 28,163,866 $157,662,763 20,426,933 $453,472,027
Shares issued in reinvestment of distributions .......... 3,489,049 19,245,353 2,332,270 48,266,115
Shares redeemed ............................... (68,182,403) (381,457,088) (12,123,828) (266,521,547)
Net increase (decrease) .......................... (36,529,488) $(204,548,972) 10,635,375 $235,216,595
Class A1
Class A1 Shares:
Six Months ended March 31, 2023
Shares sold ................................... 8,866,937 $44,834,275 2,481,737 $52,290,239
Shares issued in reinvestment of distributions .......... 4,050,570 20,676,064 3,749,950 80,758,949
Shares redeemed ............................... (33,464,609) (170,455,463) (10,581,999) (222,244,495)
Net increase (decrease) .......................... (20,547,102) $(104,945,124) (4,350,312) $(89,195,307)
Year ended September 30, 2022
Shares sold ................................... 10,992,579 $61,460,301 6,815,891 $150,191,697
Shares issued in reinvestment of distributions .......... 7,641,977 42,120,329 7,794,675 161,036,003
Shares redeemed ............................... (59,374,388) (331,447,110) (19,602,339) (428,004,505)
Net increase (decrease) .......................... (40,739,832) $(227,866,480) (4,991,773) $(116,776,805)
Class C
Class C Shares:
Six Months ended March 31, 2023
Shares sold ................................... 6,477,155 $32,611,133 772,028 $16,213,243
Shares issued in reinvestment of distributions .......... 285,122 1,444,343 329,706 7,068,284
Shares redeemed
a
.............................. (6,826,926) (34,519,968) (2,579,152) (53,666,713)
Net increase (decrease) .......................... (64,649) $(464,492) (1,477,418) $(30,385,186)
Year ended September 30, 2022
Shares sold ................................... 4,759,211 $26,534,963 2,115,656 $46,531,797
Shares issued in reinvestment of distributions .......... 546,780 2,996,336 769,737 15,737,676
Shares redeemed
a
.............................. (15,663,297) (86,987,590) (5,296,474) (115,221,190)
Net increase (decrease) .......................... (10,357,306) $(57,456,291) (2,411,081) $(52,951,717)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin U.S. Government
Securities Fund Franklin Utilities Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended March 31, 2023
Shares sold ................................... 469,675 $2,429,010 754,082 $15,749,214
Shares issued in reinvestment of distributions .......... 39,838 203,389 129,523 2,778,208
Shares redeemed ............................... (476,488) (2,437,250) (701,312) (14,773,160)
Net increase (decrease) .......................... 33,025 $195,149 182,293 $3,754,262
Year ended September 30, 2022
Shares sold ................................... 781,481 $4,240,961 1,807,582 $39,910,876
Shares issued in reinvestment of distributions .......... 66,564 366,299 212,284 4,365,844
Shares redeemed ............................... (1,083,625) (6,016,702) (1,033,330) (22,447,718)
Net increase (decrease) .......................... (235,580) $(1,409,442) 986,536 $21,829,002
Class R6
Class R6 Shares:
Six Months ended March 31, 2023
Shares sold ................................... 4,204,299 $21,609,304 2,497,370 $52,754,719
Shares issued in reinvestment of distributions .......... 609,932 3,127,584 289,637 6,295,835
Shares redeemed ............................... (6,072,388) (31,144,041) (2,754,318) (58,557,558)
Net increase (decrease) .......................... (1,258,157) $(6,407,153) 32,689 $492,996
Year ended September 30, 2022
Shares sold ................................... 9,713,988 $54,869,336 5,404,404 $121,039,182
Shares issued in reinvestment of distributions .......... 1,245,685 6,913,611 460,767 9,666,565
Shares redeemed ............................... (22,336,576) (125,311,553) (2,484,233) (55,031,549)
Net increase (decrease) .......................... (11,376,903) $(63,528,606) 3,380,938 $75,674,198
Advisor Class
Advisor Class Shares:
Six Months ended March 31, 2023
Shares sold ................................... 6,740,162 $34,689,613 7,448,326 $158,471,155
Shares issued in reinvestment of distributions .......... 764,342 3,913,945 1,681,519 36,561,209
Shares redeemed ............................... (11,461,384) (58,756,171) (11,193,258) (237,457,318)
Net increase (decrease) .......................... (3,956,880) $(20,152,613) (2,063,413) $(42,424,954)
Year ended September 30, 2022
Shares sold ................................... 26,643,569 $146,873,967 18,972,988 $427,940,062
Shares issued in reinvestment of distributions .......... 2,135,912 11,924,174 3,023,204 63,261,713
Shares redeemed ............................... (86,296,878) (474,444,605) (13,271,920) (292,500,005)
Net increase (decrease) .......................... (57,517,397) $(315,646,464) 8,724,272 $198,701,770
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee, calculated daily and paid monthly, to
Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Focused Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended March 31, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $3 billion
0.500% Over $3 billion, up to and including $5 billion
0.450% In excess of $5 billion
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Gross effective investment management fee rate ........ 0.435% 0.700% 0.440%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate ........ 0.376% 0.455% 0.450%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Effective March 1, 2023, any front-end sales charges applicable to the purchase of Franklin Focused Growth Fund shares or
CDSC applicable to the redemption of the Fund’s shares are waived.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.15% 0.15% 0.15%
Class C ............................... 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $835,348 $8,681 $458,912
CDSC retained ........................... $69,219 $181 $22,843
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,206,392 $10,541 $63,308
CDSC retained ........................... $605,399 $7,971 $27,637
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended March 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended March 31, 2023, investments in affiliated management investment companies were as follows:
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Transfer agent fees ........................ $2,476,755 $39,555 $2,646,391
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $9,753,692 $791,715 $1,176,648 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 270,863,972 $ 1,120,218,106 $ (1,151,526,635) $ — $ — $ 239,555,443 239,555,443 $ 2,506,726
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $385,000 $42,513,000 $(31,424,000) $— $— $11,474,000 11,474,000 $91,388
Total Affiliated Securities ... $271,248,972 $1,162,731,106 $(1,182,950,635) $— $— $251,029,443 $2,598,114
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $1,276,224 $9,474,862 $(9,549,377) $— $— $1,201,709 1,201,709 $38,722
Total Affiliated Securities ... $1,276,224 $9,474,862 $(9,549,377) $— $— $1,201,709 $38,722
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $69,725,524 $822,019,714 $(797,097,877) $— $— $94,647,361 94,647,361 $1,497,435
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $— $1,386,000 $(1,386,000) $— $— $— — $453
Total Affiliated Securities ... $69,725,524 $823,405,714 $(798,483,877) $— $— $94,647,361 $1,497,888
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $75,098,472 $25,000,000 $— $— $(3,324,129) $96,774,343 7,867,833 $2,560,350
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% 880,891,701 8,707,735,691 (7,412,136,314) — — 2,176,491,078 2,176,491,078 20,800,395
Total Non-Controlled Affiliates $955,990,173 $8,732,735,691 $(7,412,136,314) $ — $ (3,324,129) $2,273,265,421 $ 23,360,745
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $124,103,000 $379,739,000 $(330,660,000) $— $— $173,182,000 173,182,000 $2,915,543
Total Affiliated Securities ... $1,080,093,173 $9,112,474,691 $(7,742,796,314) $— $(3,324,129) $2,446,447,421 $26,276,288
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $47,626,883 $223,973,996 $(226,592,778) $— $— $45,008,101 45,008,101 $883,404
Total Affiliated Securities ... $47,626,883 $223,973,996 $(226,592,778) $— $— $45,008,101 $883,404
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Focused Growth Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.85% based on the average net assets of each class until January 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2024.
h. Other Affiliated Transactions
During the year ended September 30, 2022, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin Growth Fund. As a result, on July 15, 2022, the
Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $74,761,884 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended March 31, 2023, the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $67,045,219 $274,296,307 $(322,596,865) $— $— $18,744,661 18,744,661 $477,191
Total Affiliated Securities ... $67,045,219 $274,296,307 $(322,596,865) $— $— $18,744,661 $477,191
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At September 30, 2022, the deferred losses were as follows:
At March 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, EU reclaims, paydown losses, bond discounts and premiums, equity-linked securities, wash sales and gains realized on in-kind shareholder redemptions.
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 686,503,830 $ 348,984,907
Long term ............................. — 434,722,766
Total capital loss carryforwards ............ $686,503,830 $783,707,673
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
1 1 1
Late-year ordinary loss .................... $50,086,969 $430,108
Post-October capital loss ..................  883,455,170  11,785,456
$933,542,139 $12,215,564
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
a a a a
Cost of investments ....................... $11,701,043,761 $75,235,858 $5,245,170,977
Unrealized appreciation ..................... $7,330,901,105 $12,990,316 $10,954,062,837
Unrealized depreciation ..................... (193,262,904) (6,059,838) (262,312,516)
Net unrealized appreciation (depreciation) ....... $7,137,638,201 $6,930,478 $10,691,750,321
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a a
Cost of investments ....................... $72,141,098,592 $3,093,995,821 $3,250,502,157
Unrealized appreciation ..................... $3,534,322,209 $5,635,916 $3,339,317,657
Unrealized depreciation ..................... (3,952,908,380) (299,451,170) (9,342,089)
Net unrealized appreciation (depreciation) ....... $(418,586,171) $(293,815,254) $3,329,975,568

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2023, were as follows:
At March 31, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk and Defaulted Securities
At March 31, 2023, Franklin Income Fund had 30.3% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
March 31, 2023, the aggregate value of these securities was $228,685,228, representing 0.3% of the Fund's net assets. The
Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin
DynaTech Fund
Franklin
Focused
Growth Fund
Franklin Growth
Fund
Purchases .............................. $1,405,053,533 $7,276,938 $245,417,406
Sales .................................. $2,203,155,551 $5,178,174 $1,125,156,032
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases .............................. $21,154,643,819 $— $183,972,121
Sales .................................. $21,404,550,829 $181,093,680 $344,876,236
Franklin
DynaTech Fund
Franklin Income
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $11,474,000 $173,182,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At March 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Unfunded Capital Commitments
Certain or all Funds may enter into certain capital commitments and may be obligated to perform on such agreements at a future date. The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment. In instances where the probability of performance is greater than remote and the performance under the commitment would result in a material unrealized loss, the Fund recognizes such losses in the Statements of Assets and
Liabilities and the Statements of Operations.
At March 31, 2023, Franklin Growth Fund had an unfunded capital commitment with a maximum amount of $15,399,657, for which no depreciation has been recognized.
10. Other Derivative Information
At March 31, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
25,413 Canva, Inc. ................................ 11/08/21 $ 43,323,040 $ 20,112,109
2,353 Canva, Inc., A .............................. 11/08/21 4,011,298 1,862,188
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 74,393
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 6,331
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 3,957
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 8,763,882
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 28,668,904
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 9,348,834
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 10,873,301
756,137 Stripe, Inc., H ............................... 3/15/21 30,339,997 15,224,168
1,230,266 Stripe, Inc., I ............................... 3/15/23 24,770,348 24,770,348
Total Restricted Securities (Value is 0.8% of Net Assets) .............. $195,964,859 $119,708,415
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 192,520,971
a
Variation margin on futures
contracts
$ —
Equity contracts ...........
Investments in securities, at value — Options written, at value 50,464,750
Total .................... $192,520,971 $50,464,750
8. Restricted Securities
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended March 31, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended March 31, 2023, the average month end notional amount of options represented 49,707,129 shares. The average month end notional amount of futures contracts was $4,688,272,321.
See Note 1(d) regarding derivative financial instruments.
11. Upcoming Reorganization
On December 14, 2022, the Board for Franklin Custodian Funds approved a proposal to reorganize Franklin Focused Growth
Fund into the Franklin Focused Growth ETF effective November 3, 2023, subject to approval by the shareholders of Franklin
Focused Growth Fund.
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended March 31, 2023, the
Funds did not use the Global Credit Facility.
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(29,340,528) Futures contracts $177,716,721
Equity Contracts ..............
Written options 181,110,682 Written options 24,572,876
Total ....................... $151,770,154 $202,289,597
10. Other Derivative Information
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
13. Redemption In-Kind
During the year ended September 30, 2022, Franklin Growth Fund realized $47,765,967 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 242,915,000 $ — $ — $ 242,915,000
Automobile Components ................. 12,981,000 — — 12,981,000
Automobiles .......................... 518,650,000 — — 518,650,000
Biotechnology ......................... 103,175,000 111,411,779 — 214,586,779
Broadline Retail ....................... 1,329,911,000 — — 1,329,911,000
Capital Markets ........................ 493,537,000 — — 493,537,000
Chemicals ........................... 178,065,500 — — 178,065,500
Construction & Engineering ............... 183,304,000 — — 183,304,000
Electric Utilities ........................ 308,320,000 — — 308,320,000
Electrical Equipment .................... 34,054,000 4,489,461 — 38,543,461
Electronic Equipment, Instruments &
Components ........................ 97,378,000 154,637,805 — 252,015,805
Energy Equipment & Services ............. 218,095,000 — — 218,095,000
Entertainment ......................... 4,327,500 — — 4,327,500
Financial Services ...................... 853,019,500 318,700,450 — 1,171,719,950
Ground Transportation .................. 39,625,000 — — 39,625,000
Health Care Equipment & Supplies ......... 1,037,258,500 — — 1,037,258,500
Health Care Providers & Services .......... 236,295,000 — — 236,295,000
Health Care Technology ................. 82,705,500 — — 82,705,500
Hotels, Restaurants & Leisure ............. 128,510,250 — — 128,510,250
Interactive Media & Services .............. 622,380,000 — — 622,380,000
IT Services ........................... 424,749,830 — — 424,749,830
Life Sciences Tools & Services ............ 1,240,392,000 120,406,520 — 1,360,798,520
Pharmaceuticals ....................... 307,649,250 — — 307,649,250
Professional Services ................... 55,080,000 — — 55,080,000
Semiconductors & Semiconductor Equipment . 3,141,803,450 91,331,905 — 3,233,135,355
Software ............................. 5,327,175,950 3,032,799 — 5,330,208,749

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Specialized REITs ...................... $ 91,705,000 $ — $ — $ 91,705,000
Technology Hardware, Storage & Peripherals . 412,250,000 — — 412,250,000
Trading Companies & Distributors .......... 16,182,000 — — 16,182,000
Preferred Stocks ......................... — 42,147,570 — 42,147,570
Short Term Investments ................... 251,029,443 — — 251,029,443
Total Investments in Securities ........... $17,992,523,673 $846,158,289
a
$— $18,838,681,962
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,124,250 — — 1,124,250
Automobiles .......................... 3,526,820 — — 3,526,820
Broadline Retail ....................... 7,065,136 — — 7,065,136
Capital Markets ........................ 1,958,915 — — 1,958,915
Consumer Staples Distribution & Retail ...... 3,974,960 — — 3,974,960
Electric Utilities ........................ 3,545,680 — — 3,545,680
Energy Equipment & Services ............. 687,400 — — 687,400
Financial Services ...................... 3,216,179 1,593,502 — 4,809,681
Ground Transportation .................. 769,400 — — 769,400
Health Care Equipment & Supplies ......... 3,925,917 — — 3,925,917
Health Care Technology ................. 904,247 — — 904,247
Interactive Media & Services .............. 2,997,797 — — 2,997,797
IT Services ........................... 2,669,390 — — 2,669,390
Life Sciences Tools & Services ............ 4,344,614 — — 4,344,614
Metals & Mining ....................... 818,200 — — 818,200
Oil, Gas & Consumable Fuels ............. 661,700 — — 661,700
Personal Care Products ................. 1,109,070 — — 1,109,070
Pharmaceuticals ....................... 1,030,260 — — 1,030,260
Semiconductors & Semiconductor Equipment . 15,813,261 — — 15,813,261
Software ............................. 17,661,509 — — 17,661,509
Specialized REITs ...................... 1,566,420 — — 1,566,420
Short Term Investments ................... 1,201,709 — — 1,201,709
Total Investments in Securities ........... $80,572,834 $1,593,502
b
$— $82,166,336
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 772,327,508 — — 772,327,508
Automobiles .......................... 100,739,049 — — 100,739,049
Beverages ........................... 566,326,076 — — 566,326,076
Biotechnology ......................... 266,853,909 — — 266,853,909
Broadline Retail ....................... 484,102,051 — — 484,102,051
Building Products ...................... 235,434,846 — — 235,434,846
Capital Markets ........................ 620,529,927 — — 620,529,927
Chemicals ........................... 484,960,306 — — 484,960,306
Commercial Services & Supplies ........... 84,512,365 — — 84,512,365
Construction Materials .................. 108,256,729 — — 108,256,729
Consumer Staples Distribution & Retail ...... 26,805,640 — — 26,805,640
Electric Utilities ........................ 151,928,226 — — 151,928,226
Electrical Equipment .................... 173,706,021 — — 173,706,021
Electronic Equipment, Instruments &
Components ........................ 486,365,706 — — 486,365,706
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Entertainment ......................... $ 53,629,024 $ — $ — $ 53,629,024
Financial Services ...................... 639,607,657 116,869,048 — 756,476,705
Food Products ........................ 55,025,495 — — 55,025,495
Ground Transportation .................. 522,161,829 — — 522,161,829
Health Care Equipment & Supplies ......... 673,120,139 — — 673,120,139
Health Care Providers & Services .......... 145,047,803 — — 145,047,803
Health Care Technology ................. 48,743,497 — — 48,743,497
Hotels, Restaurants & Leisure ............. 219,368,499 — — 219,368,499
Industrial REITs ....................... 16,818,996 — — 16,818,996
Interactive Media & Services .............. 478,182,702 — — 478,182,702
IT Services ........................... 102,881,916 — 20,112,109 122,994,025
Life Sciences Tools & Services ............ 1,082,400,677 — — 1,082,400,677
Machinery ............................ 676,206,791 — — 676,206,791
Media ............................... 55,398,617 — — 55,398,617
Personal Care Products ................. 44,512,648 — — 44,512,648
Pharmaceuticals ....................... 598,028,970 — — 598,028,970
Professional Services ................... 239,855,114 — — 239,855,114
Semiconductors & Semiconductor Equipment . 1,421,201,291 — — 1,421,201,291
Software ............................. 2,595,457,352 — 19,637,183 2,615,094,535
Specialized REITs ...................... 101,466,647 — — 101,466,647
Technology Hardware, Storage & Peripherals . 756,263,226 — — 756,263,226
Textiles, Apparel & Luxury Goods .......... 218,389,463 — — 218,389,463
Trading Companies & Distributors .......... 142,380,725 — — 142,380,725
Water Utilities ......................... 98,451,095 — — 98,451,095
Convertible Preferred Stocks ................ — — 79,959,123 79,959,123
Preferred Stocks ......................... — 58,247,942 — 58,247,942
Short Term Investments ................... 94,647,361 — — 94,647,361
Total Investments in Securities ........... $15,642,095,893 $175,116,990
c
$119,708,415 $15,936,921,298
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 994,519,732 — — 994,519,732
Air Freight & Logistics ................... 290,985,000 — — 290,985,000
Automobiles .......................... 177,495,400 — — 177,495,400
Banks ............................... 2,173,856,748 — — 2,173,856,748
Biotechnology ......................... 216,497,000 — — 216,497,000
Broadline Retail ....................... 154,935,000 — — 154,935,000
Capital Markets ........................ 972,351,821 — — 972,351,821
Communications Equipment .............. 507,067,500 — — 507,067,500
Consumer Staples Distribution & Retail ...... 165,630,000 — — 165,630,000
Diversified Telecommunication Services ..... 194,450,000 — — 194,450,000
Electric Utilities ........................ 1,616,611,386 — — 1,616,611,386
Ground Transportation .................. 150,945,000 — — 150,945,000
Household Products .................... 408,897,500 — — 408,897,500
Industrial Conglomerates ................ — 486,034,137 — 486,034,137
Insurance ............................ — 559,841,268 — 559,841,268
Metals & Mining ....................... 547,550,000 — — 547,550,000
Multi-Utilities .......................... 691,860,450 — — 691,860,450
Oil, Gas & Consumable Fuels ............. 1,986,699,940 — — 1,986,699,940
Pharmaceuticals ....................... 1,100,517,405 285,758,219 — 1,386,275,624
Semiconductors & Semiconductor Equipment . 1,002,300,000 — — 1,002,300,000
Specialty Retail ........................ 224,881,440 — — 224,881,440
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Tobacco ............................. $ 194,500,000 $ — $ — $ 194,500,000
Management Investment Companies ......... 96,774,343 — — 96,774,343
Equity-Linked Securities ................... — 11,124,855,368 — 11,124,855,368
Convertible Preferred Stocks :
Electric Utilities ........................ 512,990,000 — — 512,990,000
Financial Services ...................... — 27,027,880 — 27,027,880
Preferred Stocks ......................... 6,880,000 — — 6,880,000
Convertible Bonds ....................... — 44,437,500 — 44,437,500
Corporate Bonds ........................ — 33,368,341,480 — 33,368,341,480
Senior Floating Rate Interests ............... — 226,651,250 — 226,651,250
U.S. Government and Agency Securities ....... — 8,594,083,985 — 8,594,083,985
Asset-Backed Securities ................... — 41,429,502 — 41,429,502
Mortgage-Backed Securities ................ — 26,348,111 — 26,348,111
Escrows and Litigation Trusts ............... — 56,778,757 — 56,778,757
Short Term Investments ................... 2,349,673,078 — — 2,349,673,078
Total Investments in Securities ........... $16,738,868,743 $54,841,587,457
d
$— $71,580,456,200
Other Financial Instruments:
Futures contracts ........................ $ 192,520,971 $ — $ — $ 192,520,971
Total Other Financial Instruments ......... $192,520,971 $— $— $192,520,971
Liabilities:
Other Financial Instruments:
Options written .......................... $ 50,464,750 $ — $ — $ 50,464,750
Total Other Financial Instruments ......... $50,464,750 $— $— $50,464,750
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 16,551,240 — 16,551,240
Mortgage-Backed Securities ................ — 2,738,621,226 — 2,738,621,226
Short Term Investments ................... 45,008,101 — — 45,008,101
Total Investments in Securities ........... $45,008,101 $2,755,172,466 $— $2,800,180,567
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... 128,016,000 — — 128,016,000
Diversified Telecommunication Services ..... — 59,551,643 — 59,551,643
Electric Utilities ........................ 3,850,102,826 — — 3,850,102,826
Gas Utilities .......................... 56,112,000 — — 56,112,000
Independent Power and Renewable Electricity
Producers .......................... 120,926,456 52,583,483 — 173,509,939
Multi-Utilities .......................... 1,796,776,117 179,918,179 — 1,976,694,296
Oil, Gas & Consumable Fuels ............. 226,094,310 — — 226,094,310
Water Utilities ......................... 65,475,000 26,177,050 — 91,652,050
Short Term Investments ................... 18,744,661 — — 18,744,661
Total Investments in Securities ........... $6,262,247,370 $318,230,355
f
$— $6,580,477,725
a
Includes foreign securities valued at $846,158,289, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
15. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
b
Includes foreign securities valued at $1,593,502, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $175,116,990, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $1,331,633,624, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
f
Includes foreign securities valued at $258,678,712, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
CVR
Contingent Value Right
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Custodian Funds
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.gov.
The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, the
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FCF S 05/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Custodian Funds
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee

of Listed Registrants.  N/A

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CUSTODIAN FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 30, 2023